As filed with the Securities and Exchange Commission on April 29, 2005
================================================================================


                                File No. 333-99191


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 4


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                       [X]     Amendment No. 16

                        (Check appropriate box or boxes)

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1877

                              John C. Swhear, Esq.
                     American United Life Insurance Company
                              One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)


                                   Copies to:
                              Keith Robinson, Esq.
                           Dechert 1775 Eye St., N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective (Check appropriate Space)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485


_____    on  May 1, 2005     pursuant to paragraph (b) of Rule 485
            ---------------

_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Condensed Financial Information
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information


PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements

PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control with Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

                              PROSPECTUS
        INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                              STARPOINT
                INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                              OFFERED BY
               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
   ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282, (317) 285-1877
                  VARIABLE PRODUCTS SERVICE OFFICE:
P.O. BOX 7127, INDIANAPOLIS, INDIANA 46282-7127, (800) 537-6442, WWW.AUL.COM

This Prospectus describes individual variable annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), which provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one of the following Mutual Fund Portfolios:

   AIM Variable Insurance Funds
   Alger American Fund
   American Century(R) Variable Portfolios, Inc.
   Calvert Variable Series, Inc.
   Dreyfus Investment Portfolios
   Dreyfus Variable Investment Fund
   Fidelity(R) Variable Insurance Products Freedom Funds
   Fidelity(R) Variable Insurance Products Funds
   Janus Aspen Series
   Neuberger Berman Advisers Management Trust
   OneAmerica Funds, Inc.
   PBHG Insurance Series Fund
   Pioneer Variable Contracts Trust
   T. Rowe Price Equity Series, Inc.
   T. Rowe Price Fixed Income Series, Inc.
   Timothy Plan(R) Portfolio Variable Series
   Vanguard Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2005, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A postage pre-paid envelope is provided for this purpose. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2005.

                                TABLE OF CONTENTS

Description                                                                 Page
DEFINITIONS ............................................................      4
SUMMARY ................................................................      6
  Purpose of the Contracts .............................................      6
  Types of Contracts ...................................................      6
  The Variable Account and the Funds ...................................      6
  Summary of the Fixed Accounts ........................................      8
    Market Value Adjusted Fixed Accounts ...............................      8
    Non-Market Value Adjusted Fixed Account ............................      8
    Premiums ...........................................................      8
    Right to Examine ...................................................      8
  Transfers ............................................................      8
  Charges ..............................................................      8
  Distributions ........................................................      8
    Withdrawals ........................................................      8
    Loan Privileges ....................................................      8
    The Death Benefit ..................................................      9
  Ongoing Dollar Cost Averaging Program ................................      9
  Portfolio Rebalancing Program ........................................      9
  Extra Credit Premium Rider ...........................................      9
  Portfolio Optimization Program .......................................      9
  Other Optional Benefit Riders ........................................      9
  Contacting AUL .......................................................      9

EXPENSE TABLE ..........................................................     10
CONDENSED FINANCIAL INFORMATION ........................................     11
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS .................................................     14
  American United Life Insurance Company(R) ............................     14
  Variable Account .....................................................     14
  The Funds ............................................................     14
  OneAmerica Funds, Inc. ...............................................     15
    OneAmerica Asset Director Portfolio ................................     15
    OneAmerica Investment Grade Bond Portfolio .........................     15
    OneAmerica Money Market Portfolio ..................................     15
    OneAmerica Value Portfolio .........................................     15
  AIM Variable Insurance Funds .........................................     15
    AIM V.I. Dynamics Fund .............................................     15
    AIM V.I. Financial Services Fund ...................................     15
    AIM V.I. Health Sciences Fund ......................................     15
    AIM V.I. High Yield Fund ...........................................     16
    AIM V.I. Real Estate Fund ..........................................     16
    AIM V.I. Utilities Fund ............................................     16
  Alger American Fund ..................................................     16
    Alger American Growth Portfolio ....................................     16
    Alger American Small Capitalization Portfolio ......................     16
  American Century(R) Variable Portfolios, Inc. ........................     16
    American Century(R) VP Income & Growth Portfolio ...................     16
    American Century(R) VP International Portfolio .....................     16
    American Century(R) VP Ultra(R).....................................     16
    American Century(R) VP Vista(SM)....................................     16
  Calvert Variable Series, Inc .........................................     17
    Calvert Social Mid Cap Growth Portfolio ............................     17
  Dreyfus Investment Portfolios ........................................     17
    Dreyfus DIP Technology Growth Portfolio ............................     17
  Dreyfus Variable Investment Fund .....................................     17
    Dreyfus VIF Appreciation Portfolio .................................     17
  Fidelity(R) Variable Insurance Products Freedom Funds ................     17
    Fidelity(R) VIP Freedom 2005 Portfolio .............................     17
    Fidelity(R) VIP Freedom 2010 Portfolio .............................     17
    Fidelity(R) VIP Freedom 2015 Portfolio .............................     17
    Fidelity(R) VIP Freedom 2020 Portfolio .............................     18
    Fidelity(R) VIP Freedom 2025 Portfolio .............................     18
    Fidelity(R) VIP Freedom 2030 Portfolio .............................     18
    Fidelity(R) VIP Freedom Income Portfolio ...........................     18
  Fidelity(R) Variable Insurance Products Fund .........................     18
    Fidelity(R) VIP Asset Manager(SM) Portfolio ........................     18
    Fidelity(R) VIP Contrafund(R) Portfolio ............................     19
    Fidelity(R) VIP Equity-Income Portfolio ............................     19
    Fidelity(R) VIP Growth Portfolio ...................................     19
    Fidelity(R) VIP High Income Portfolio ..............................     19
    Fidelity(R) VIP Index 500 Portfolio ................................     19
    Fidelity(R) VIP Overseas Portfolio .................................     19
  Janus Aspen Series ...................................................     19
    Janus Aspen Series Flexible Bond Portfolio .........................     19
    Janus Aspen Series Worldwide Growth Portfolio ......................     20
  Neuberger Berman Advisers Management Trust ...........................     20
    NB AMT Fasciano Portfolio ..........................................     20
    NB AMT Limited Maturity Bond Portfolio .............................     20
    NB AMT Regency Portfolio ...........................................     20
  PBHG Insurance Series Fund ...........................................     20
    Liberty Ridge Growth II Portfolio ..................................     20
    Liberty Ridge Mid-Cap Portfolio ....................................     20
    Liberty Ridge Small Cap Portfolio ..................................     20
    Liberty Ridge Technology &
      Communications Portfolio .........................................     21
  Pioneer Variable Contracts Trust .....................................     21
    Pioneer Fund VCT Portfolio .........................................     21
    Pioneer Growth Opportunities VCT Portfolio .........................     21
  T. Rowe Price Equity Series, Inc .....................................     21
    T. Rowe Price Blue Chip Growth Portfolio ...........................     21
    T. Rowe Price Equity Income Portfolio ..............................     21
    T. Rowe Price Mid-Cap Growth Portfolio .............................     21
  T. Rowe Price Fixed Income Series, Inc ...............................     22
    T. Rowe Price Limited-Term Bond Portfolio ..........................     22
  Timothy Plan(R) Portfolio Variable Series ............................     22
    Timothy Plan(R) Conservative Growth Variable .......................     22
    Timothy Plan(R) Strategic Growth Variable ..........................     22
  Vanguard(R) Variable Insurance Fund ..................................     22
    Vanguard(R) VIF Mid-Cap Index Portfolio ............................     22
    Vanguard(R) VIF Small Company Growth Portfolio .....................     22
    Vanguard(R) VIF Total Bond Market Index Portfolio ..................     22
THE CONTRACTS ..........................................................     22
  General ..............................................................     22
PREMIUMS AND ACCOUNT VALUES
DURING THE ACCUMULATION PERIOD .........................................     23
  Application for a Contract ...........................................     23
  Premiums Under the Contracts .........................................

Description                                                                 Page
PREMIUMS AND ACCOUNT VALUES
DURING THE ACCUMULATION PERIOD (continued)
  Right to Examine Period ..............................................     23
  Allocation of Premiums ...............................................     23
  Transfers of Account Value ...........................................     23
  Abusive Trading Practices ............................................     24
    Late Trading .......................................................     24
    Market Timing ......................................................     24
  Dollar Cost Averaging Program ........................................     25
    Ongoing Dollar Cost Averaging Program ..............................     25
  Portfolio Rebalancing Program ........................................     25
  Portfolio Optimization Program .......................................     26
  Contract Owner's Variable Account Value ..............................     27
    Accumulation Units .................................................     27
    Accumulation Unit Value ............................................     27
    Net Investment Factor ..............................................     28
CHARGES AND DEDUCTIONS .................................................     28
  Premium Tax Charge ...................................................     28
  Withdrawal Charge ....................................................     28
  Mortality and Expense Risk Charge ....................................     29
  Annual Contract Fee ..................................................     29
  Administrative Fee ...................................................     29
  Rider Charges ........................................................     29
  Other Charges ........................................................     29
  Variations in Charges ................................................     29
  Guarantee of Certain Charges .........................................     30
  Expenses of the Funds ................................................     30
DISTRIBUTIONS ..........................................................     30
  Cash Withdrawals .....................................................     30
  Loan Privileges ......................................................     30
  Death Proceeds Payment Provisions ....................................     31
    Standard Contractual Death Benefit .................................     31
    Enhanced Death Benefit Rider .......................................     31
    Death of the Owner .................................................     31
    Death of the Annuitant .............................................     31
  Payments from the Variable Account ...................................     32
  Annuity Period .......................................................     32
    General ............................................................     32
    Fixed Payment Annuity ..............................................     32
    Variable Payment Annuity ...........................................     32
    Payment Options ....................................................     33
    Selection of an Option .............................................     33
THE FIXED ACCOUNT(S) ...................................................     33
  Summary of the Fixed Accounts ........................................     33
    Non-Market Value Adjusted Fixed Account ............................     34
  Market Value Adjusted Fixed Account ..................................     34
  Withdrawals ..........................................................     34
  Transfers ............................................................     34
  Contract Charges .....................................................     34
  Payments from the Fixed Account(s)....................................     34
MORE ABOUT THE CONTRACTS ...............................................     35
  Designation and Change of Beneficiary ................................     35
  Assignability ........................................................     35
  Proof of Age and Survival ............................................     35
  Misstatements ........................................................     35
  Acceptance of New Premiums ...........................................     35
  Optional Benefits ....................................................     35
    Earnings Benefit Rider .............................................     35
    Enhanced Earnings Benefit Rider ....................................     35
    Enhanced Death Benefit Rider .......................................     35
    Extra Credit Premium Rider .........................................     36
    Guaranteed Minimum Annuitization
      Benefit Rider ....................................................     36
    Guaranteed Return of Premium Rider .................................     36
    Long Term Care Facility and
      Terminal Illness Benefit Rider ...................................     37
    Withdrawal Charge Reduction Rider ..................................     37
FEDERAL TAX MATTERS ....................................................     37
  Introduction .........................................................     37
  Diversification Standards ............................................     37
  Taxation of Annuities in General-
    Non-Qualified Plans ................................................     37
  Additional Considerations ............................................     38
  Qualified Plans ......................................................     39
  Qualified Plan Federal Taxation Summary ..............................     40
  403(b) Programs -- Constraints on Withdrawals ........................     40
  401 or 403(b) Programs -- Loan Privileges ............................     41
OTHER INFORMATION ......................................................     41
  Voting of Shares of the Funds  .......................................     41
  Substitution of Investments ..........................................     41
  Changes to Comply with Law and Amendments ............................     42
  Reservation of Rights ................................................     42
  Periodic Reports .....................................................     42
  Legal Proceedings ....................................................     42
  Legal Matters ........................................................     42
  Financial Statements .................................................     42
STATEMENT OF ADDITIONAL INFORMATION ....................................     43
PROSPECTUS EXHIBIT 1 - FORM ADV PART II ................................     43

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 OR 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY DATE - The first day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.

CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable Market Value Adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIRST YEAR PREMIUM - Premium received by AUL from a Contract Owner with an effective date in the first Contract Year.

FIXED ACCOUNT - An account that is part of our General Account, and is not part of or dependent on the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12% of the Account Value as of the first withdrawal, in the first Contract Year, and 12% of the Account Value as of the most recent Contract Anniversary thereafter.

FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be 1, 3, 5, 7, or 10 years in length or other duration offered from time to time by AUL.

HOME OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,
(800) 537-6442. www.aul.com.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

NET CASH VALUE - Cash Value less outstanding loan and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at our Home Office in a form that is acceptable to Us.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. eastern standard time, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EST if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one or more Investment Accounts.

WE - "We," "Us," or "Our," means AUL.

YOU - "You" or "Your" means the Owner of this Policy.

                                     SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and annuity benefits offered by the Contracts.

TYPES OF CONTRACTS

AUL offers Flexible Premium Contracts where Premium payments may vary in amount and frequency, subject to the limitations described herein.

THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:

INVESTMENT ACCOUNT AND
CORRESPONDING
MUTUAL FUND PORTFOLIO                      MUTUAL FUND                                     INVESTMENT ADVISOR
-----------------------                    -------------                                   -------------------
OneAmerica Asset Director Portfolio        OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
OneAmerica Investment Grade Bond           OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
  Portfolio
OneAmerica Money Market Portfolio          OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
OneAmerica Value Portfolio                 OneAmerica Funds, Inc.                      American United Life Insurance Company(R)
AIM V.I. Dynamics Fund                     AIM Variable Insurance Funds                A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                         Institutional (N.A.), Inc.
AIM V.I. Financial Services Fund           AIM Variable Insurance Funds                A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                         Institutional (N.A.), Inc.
AIM V.I. Health Sciences Fund              AIM Variable Insurance Funds                A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                         Institutional (N.A.), Inc.
AIM V.I. High Yield Fund                   AIM Variable Insurance Funds                A I M Advisors, Inc.
AIM V.I. Real Estate Fund                  AIM Variable Insurance Funds                A I M Advisors, Inc.
AIM V.I. Utilities Fund                    AIM Variable Insurance Funds                A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                         Institutional (N.A.), Inc.
Alger American Growth Portfolio            Alger American Fund                         Fred Alger Management, Inc.
Alger American Small Capitalization        Alger American Fund                         Fred Alger Management, Inc.
  Portfolio
American Century(R) VP Income & Growth     American Century(R) Variable Portfolios,    American Century(R) Investment Management,
 Portfolio                                   Inc.                                        Inc.

American Century(R) VP International       American Century(R) Variable Portfolios,    American Century(R) Investment Management,
 Portfolio                                   Inc.                                        Inc.

American Century(R) VP Ultra(R)            American Century(R) Variable Portfolios,    American Century(R) Investment Management,
                                             Inc.                                        Inc.
American Century(R) VP Vista(SM)           American Century(R) Variable Portfolios,    American Century(R) Investment Management,
                                             Inc.                                        Inc.
Calvert Social Mid Cap Growth Portfolio    Calvert Variable Series, Inc.               Calvert Asset Management Corporation
Dreyfus DIP Technology Growth Portfolio    Dreyfus Investment Portfolios               Dreyfus Investments, a division of Dreyfus
                                                                                         Service Corporation, Dreyfus Investment
                                                                                         Portfolios

INVESTMENT ACCOUNT AND
CORRESPONDING
MUTUAL FUND PORTFOLIO                      MUTUAL FUND                                 INVESTMENT ADVISOR
-----------------------                    -------------                               --------------------
Dreyfus VIF Appreciation Portfolio         Dreyfus Variable Investment Fund            The Dreyfus Corporation, Fayez Sarofim
                                                                                         & Co., Sub-adviser, Dreyfus Variable
                                                                                         Investment Fund
Fidelity(R) VIP Asset Manager(SM)          Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
  Portfolio                                  Fund
Fidelity(R) VIP Contrafund(R) Portfolio    Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Fund
Fidelity(R) VIP Equity-Income Portfolio    Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Fund
Fidelity(R) VIP Freedom 2005 Portfolio     Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Freedom Funds
Fidelity(R) VIP Freedom 2010 Portfolio     Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Freedom Funds
Fidelity(R) VIP Freedom 2015 Portfolio     Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Freedom Funds
Fidelity(R) VIP Freedom 2020 Portfolio     Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Freedom Funds
Fidelity(R) VIP Freedom 2025 Portfolio     Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Freedom Funds
Fidelity(R) VIP Freedom 2030 Portfolio     Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Freedom Funds
Fidelity(R) VIP Freedom Income Portfolio   Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Freedom Funds
Fidelity(R) VIP Growth Portfolio           Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Fund
Fidelity(R) VIP High Income Portfolio      Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Fund
Fidelity(R) VIP Index 500 Portfolio        Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Fund
Fidelity(R) VIP Overseas Portfolio         Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                             Fund
Janus Aspen Series Flexible Bond           Janus Aspen Series                          Janus Capital Management LLC
  Portfolio
Janus Aspen Series Worldwide Growth
  Portfolio                                Janus Aspen Series                          Janus Capital Management LLC
NB AMT Fasciano Portfolio                  Neuberger Berman Advisers                   Neuberger Berman Management Inc.
                                           Management Trust
NB AMT Limited Maturity Bond Portfolio     Neuberger Berman Advisers Management        Neuberger Berman Management Inc.
                                             Trust
NB AMT Regency Portfolio                   Neuberger Berman Advisers  Management       Neuberger Berman Management Inc.
                                             Trust
Liberty Ridge Growth II Portfolio          PBHG Insurance Series Fund                  Liberty Ridge Capital, Inc.
Liberty Ridge Mid-Cap Portfolio            PBHG Insurance Series Fund                  Liberty Ridge Capital, Inc.
Liberty Ridge Small Cap Portfolio          PBHG Insurance Series Fund                  Liberty Ridge Capital, Inc.
Liberty Ridge Technology &                 PBHG Insurance Series Fund                  Liberty Ridge Capital, Inc.
  Communications Portfolio
Pioneer Fund VCT Portfolio                 Pioneer Variable Contracts Trust            Pioneer Investment Management, Inc.
Pioneer Growth Opportunities               Pioneer Variable Contracts Trust            Pioneer Investment Management, Inc.
  VCT Portfolio

T. Rowe Price Blue Chip Growth Portfolio   T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income Portfolio      T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.

T. Rowe Price Limited-Term Bond Portfolio  T. Rowe Price Fixed Income Series, Inc.     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Growth Portfolio     T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.

Timothy Plan(R) Conservative Growth        Timothy Plan(R) Portfolio Variable Series   The Timothy Plan(R), Inc.
  Variable

Timothy Plan(R) Strategic Growth Variable  Timothy Plan(R) Portfolio Variable Series   The Timothy Plan(R), Inc.
                                           Timothy Plan(R) Portfolio Variable Series   The Timothy Plan(R), Inc.

Vanguard VIF Mid-Cap Index Portfolio       Vanguard Variable Insurance Fund            The Vanguard Group, Inc.

Vanguard VIF Small Company Growth          Vanguard Variable Insurance Fund            The Vanguard Group, Inc.
  Portfolio

Vanguard VIF Total Bond Market Index       Vanguard Variable Insurance Fund            The Vanguard Group, Inc.
  Portfolio

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

SUMMARY OF THE FIXED ACCOUNTS

A Contract Owner may allocate Premiums to one of several fixed accounts which are part of AUL's General Account. The Contracts offer a Non-MVA Fixed Account. The Non-MVA Fixed Account(s) may not be available in all states.

MARKET VALUE ADJUSTED FIXED ACCOUNTS

Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a Market Value Adjusted Fixed Account if the allocations are held until maturity. In that case, the Market Value Adjusted Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a Market Value Adjusted Fixed Account. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Non-Market Value Adjusted ("Non-MVA") Fixed Account where the Non-MVA Fixed Account is approved by the state (currently, only Washington state). The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3%. THE NON-MARKET VALUE ADJUSTED FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.

PREMIUMS

The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $100. Otherwise, the minimum Premium is $1,000. The minimum first year Premium is $1,000. The Contract Owner must deposit $5,000 by the fifth policy anniversary. See "Premiums under the Contracts."

RIGHT TO EXAMINE

The Contract Owner has the right to return the Contract for any reason within ten calendar days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the Account Value. The Contract Owner bears all of the investment risk prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for all individual retirement annuities, if returned within seven days of receipt.

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then AUL will treat that request as a request for a transfer of the entire Account Value.

If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers.Transfers may result in a charge to the Contract Owner.

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

DISTRIBUTIONS

WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $250.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.

LOAN PRIVILEGES

Prior to the annuity date, the owner of a contract qualified under Section 401 or 403(b) may take a loan from the Account

Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.

THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds Payment Provisions" and "Annuity Period."

ONGOING DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Ongoing Dollar Cost Averaging (Ongoing DCA) Program. Under the Ongoing DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the OneAmerica Money Market Investment Account to continue the Program. To participate in the Program, AUL requires a minimum deposit of $10,000 into the OneAmerica Money Market Investment Account. For further information, see the explanation under "Dollar Cost Averaging Program."

PORTFOLIO REBALANCING PROGRAM

The Contract Owner may elect to automatically adjust his or her investment account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

EXTRA CREDIT PREMIUM RIDER

The Extra Credit Premium Rider, if selected, offers a credit of 3%, 5% or 6% of the total first year premium payments (the "Credit"). There is a separate charge for this Rider. If an owner selects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the owner makes a premium payment within the first twelve months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for these riders. See "Extra Credit Premium Rider" below for more detail regarding the riders.

PORTFOLIO OPTIMIZATION PROGRAM

Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If you select a Portfolio Optimization model, your initial Purchase Payment will be allocated to the investment options according to the model you select. Subsequent Purchase Payments will also be allocated accordingly. The Program automatically rebalances your Contract annually, to maintain the asset allocation given in your Portfolio Optimization model.

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, we will automatically update your model to the new version. This means your allocations, and potentially the underlying investment options, will automatically change and your account value will be automatically rebalanced among the investment options in your model each year.

The Portfolio Optimization Program must be chosen if you elect certain riders. If you elect one of these riders and later terminate the Portfolio Optimization Program, the rider will automatically terminate.

OTHER OPTIONAL BENEFIT RIDERS

AUL offers other optional benefit riders with separate charges. A Contract Owner may add, at issue, an Enhanced Death Benefit Rider, a Withdrawal Charge Reduction Rider, an Earnings Benefit Rider, an Enhanced Earnings Benefit Rider, a Guaranteed Minimum Annuitization Benefit Rider or a Guaranteed Return of Premium Rider. Some of these riders are not available in all states. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits.

CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

                            EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

  DEFERRED SALES LOAD (AS A PERCENTAGE OF FIRST YEAR PREMIUM SURRENDERED; ALSO
                    REFERRED TO AS A "WITHDRAWAL CHARGE")(1)

  CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE
                              WITHDRAWAL AMOUNT(1)

Contract Year                        1      2      3     4     5     6     7     8 or more
-------------                       ---    ---    ---   ---   ---   ---   ---    ---------
Flexible Premium Contracts          7%     6%     5%    4%    3%    2%    1%        0%

Flexible Premium Contracts with     7%     6%     5%    4%    3%    0%    0%        0%
  the Withdrawal Charge Reduction
  Rider (optional)

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12% of the account value as of the first withdrawal, in the first contract year, and 12% of the account value as of the most recent Contract Anniversary thereafter. See "Withdrawal Charge."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE
Maximum Annual Contract fee for Contracts with less than $20,000 ..............................     $50
Maximum Annual Contract fee for Contracts $20,000 or greater but less than $50,000 ............     $30
Maximum Annual Contract fee for Contracts $50,000 or greater ..................................     $ 0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)
   Administrative Fee(2) ......................................................................   0.15%
   Standard Individual Deferred Variable Annuity(2)
      Mortality and expense risk fee ..........................................................   1.15%
   Optional Rider Expenses (as an equivalent annual percentage of average account value)
      Enhanced Death Benefit Rider(2) .........................................................   0.15%
      Earnings Benefit Rider(3) ...............................................................   0.30%
      Enhanced Earnings Benefit Rider(3) ......................................................   0.40%
      Guaranteed Minimum Annuitization Benefit(2) .............................................   0.40%
      Guaranteed Return of Premium Rider(2) ...................................................   0.40%
      3% Extra Credit Premium Rider(3) ........................................................   0.55%
      5% Extra Credit Premium Rider(3) ........................................................   0.65%
      6% Extra Credit Premium Rider(3) ........................................................   0.75%
      Withdrawal Charge Reduction Rider(3) ....................................................   0.30%
   Optional Fees
      Transfer fee per transfer for transfers in excess of 24 in a Contract Year ..............  $25.00

(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s).

(3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account(s).

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                             MINIMUM     MAXIMUM
   (expenses that are deducted from Fund
   assets, including management fees, distribution
   and/or service (12b-1) fees,
   and other expenses) ......................................     0.22%        1.40%

EXAMPLE

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  (1) If you surrender your contract at the end of the applicable time period:

                                               1 Year      3 Years    5 Years    10 Years
Flexible Premium Contracts with                $137.89     $206.99    $290.92    $490.46
  Withdrawal Charge Reduction Rider

Flexible Premium Contracts without              162.29      241.69     316.11     526.63
  Withdrawal Charge Reduction Rider

  (2) If you annuitize at the end of the applicable time period:

                                                1 Year     3 Years    5 Years    10 Years
Flexible Premium Contracts with                 $137.89    $206.99    $258.32    $490.46
  Withdrawal Charge Reduction Rider

Flexible Premium Contracts without               162.29     241.69     264.44     526.63
  Withdrawal Charge Reduction Rider

  (3) If you do not surrender your contract:

                                                1 Year     3 Years    5 Years    10 Years
Flexible Premium Contracts with                 $50.10     $152.60    $258.32    $490.46
  Withdrawal Charge Reduction Rider

Flexible Premium Contracts without               49.12      155.08     264.44     526.63
  Withdrawal Charge Reduction Rider

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on January 1, 2003 to December 31, 2004. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2004. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's independent auditors.

                                             ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATIONS UNITS
INVESTMENT ACCOUNT*                            AT BEGINNING OF PERIOD      AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------                          ------------------------   ------------------------   -----------------------------

OneAmerica Value Portfolio
   2004                                              $6.74                         $7.65                     3,826,153
   2003                                               5.00 (01/01/03)               6.74                     2,102,262
OneAmerica Money Market Portfolio
   2004                                              $0.99                         $0.99                    10,129,077
   2003                                               1.00 (01/01/03)               0.99                    10,301,307
OneAmerica Investment Grade Bond Portfolio
   2004                                              $5.18                         $5.32                     1,923,562
   2003                                               5.00 (01/01/03)               5.18                     1,666,609
OneAmerica Asset Director Portfolio
   2004                                              $6.29                         $6.93                     4,320,337
   2003                                               5.00 (01/01/03)               6.29                     2,409,208
AIM V.I. Dynamics Fund (Formerly INVESCO VIF Dynamics Fund)
   2004                                              $6.82                         $7.61                        29,909
   2003                                               5.00 (01/01/03)               6.82                        22,123

*All Investment Accounts represent Class B units.

                                             ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATIONS UNITS
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD       AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------                          ------------------------   ------------------------   -----------------------------
AIM V.I. Financial Services Fund (Formerly INVESCO VIF Financial Services Fund)
   2004                                              $6.40                         $6.86                        41,468
   2003                                               5.00 (01/01/03)               6.40                         3,786
AIM V.I. Health Sciences Fund (Formerly INVESCO VIF Health Sciences Fund)
   2004                                              $6.29                         $6.70                        46,784
   2003                                               5.00 (01/01/03)               6.29                        10,242
AIM V.I. High Yield Fund (Formerly INVESCO VIF High Yield Fund)
   2004                                              $6.45                         $5.39                        78,992
   2003                                               5.00 (01/01/03)               6.45                        58,103
AIM V.I. Real Estate Fund (Formerly INVESCO VIF Real Estate Opportunity Fund)
   2004                                              $6.83                         $9.24                        44,278
   2003                                               5.00 (01/01/03)               6.83                        14,576
AIM V.I. Utilities Fund (Formerly INVESCO VIF Utilities Fund)
   2004                                              $5.81                         $7.07                       207,881
   2003                                               5.00 (01/01/03)               5.81                       168,798
Alger American Growth Portfolio
   2004                                              $6.67                         $6.95                     1,330,914
   2003                                               5.00 (01/01/03)               6.67                     1,102,602
Alger American Small Cap Portfolio
   2004                                              $7.03                         $8.08                       229,048
   2003                                               5.00 (01/01/03)               7.03                        71,160
American Century(R) VP International Portfolio
   2004                                              $6.15                         $6.97                       294,943
   2003                                               5.00 (01/01/03)               6.15                        64,656
American Century(R) VP Income & Growth Portfolio
   2004                                              $6.38                         $7.12                     1,664,439
   2003                                               5.00 (01/01/03)               6.38                       415,635
Calvert Social Mid Cap Growth Portfolio
   2004                                              $6.50                         $7.01                        37,556
   2003                                               5.00 (01/01/03)               6.50                         6,590
Dreyfus DIP Technology Growth Portfolio
   2004                                              $5.00 (05/28/04)              $5.10                         1,472
Dreyfus VIF Appreciation Portfolio
   2004                                              $5.00 (05/28/04)              $5.16                        13,103
Fidelity(R) VIP High Income Portfolio
   2004                                              $6.28                         $6.79                       764,742
   2003                                               5.00 (01/01/03)               6.28                       408,600
Fidelity(R) VIP Growth Portfolio
   2004                                              $6.56                         $6.69                       855,620
   2003                                               5.00 (01/01/03)               6.56                       570,432
Fidelity(R) VIP Overseas Portfolio
   2004                                              $7.08                         $7.94                     1,535,857
   2003                                               5.00 (01/01/03)               7.08                        51,541
Fidelity(R) VIP Asset ManagerSM Portfolio
   2004                                              $5.82                         $6.06                       749,297
   2003                                               5.00 (01/01/03)               5.82                       455,118
Fidelity(R) VIP Index 500 Portfolio
   2004                                              $6.34                         $6.93                     2,753,961
   2003                                               5.00 (01/01/03)               6.34                     1,420,457
Fidelity(R) VIP Equity-Income Portfolio
   2004                                              $6.43                         $7.08                     1,814,637
   2003                                               5.00 (01/01/03)               6.43                       479,746

*All Investment Accounts represent Class B units.

                                             ACCUMULATION UNIT VALUE    ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATIONS UNITS
INVESTMENT ACCOUNT*                            AT BEGINNING OF PERIOD        AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
-------------------                          ------------------------   ------------------------   -----------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
   2004                                              $6.34                         $7.23                     2,473,556
   2003                                               5.00 (01/01/03)               6.34                     1,715,316
Janus Aspen Series Worldwide Growth Portfolio
   2004                                              $6.12                         $6.33                     1,022,487
   2003                                               5.00 (01/01/03)               6.12                       861,225
Janus Aspen Series Flexible Bond Portfolio
   2004                                              $5.25                         $5.39                     2,528,720
   2003                                               5.00 (01/01/03)               5.25                     1,460,100
Liberty Ridge Growth II Portfolio (Formerly PBHG Insurance Series Growth II Portfolio)
   2004                                              $6.20                         $6.53                        42,991
   2003                                               5.00 (01/01/03)               6.20                        24,675
Liberty Ridge Mid-Cap Portfolio (Formerly PBHG Insurance Series Mid-Cap Portfolio)
   2004                                              $6.47                         $7.59                        36,370
   2003                                               5.00 (05/01/03)               6.47                         1,750
Liberty Ridge Small Cap Portfolio (Formerly PBHG Insurance Series Small Cap Portfolio)
   2004                                              $ 6.64                        $7.61                        34,917
   2003                                               5.00 (05/01/03)               6.64                         9,483
Liberty Ridge Technology & Communications Portfolio (Formerly PBHG Insurance Series Technology & Communications Portfolio)
   2004                                              $ 7.17                        $7.54                        36,104
   2003                                               5.00 (01/01/03)               7.17                        14,540
NB AMT Fasciano Portfolio
   2004                                              $6.25                         $6.90                       288,683
   2003                                               5.00 (05/01/03)               6.25                        21,247
NB AMT Limited Maturity Bond Portfolio
   2004                                              $5.01                         $4.98                     1,471,996
   2003                                               5.00 (05/01/03)               5.01                         3,173
NB AMT Regency Portfolio
   2004                                              $6.34                         $7.88                       350,263
   2003                                               5.00 (05/01/03)               6.34                             0
Pioneer Fund VCT Portfolio
   2004                                              $6.16                         $6.55                       139,714
   2003                                               5.00 (01/01/03)               6.16                       104,253
Pioneer Growth Opportunities VCT Portfolio
   2004                                              $7.05                         $8.52                       526,938
   2003                                               5.00 (01/01/03)               7.05                       414,977
T. Rowe Price Equity Income Portfolio
   2004                                              $6.19                         $7.03                     1,884,583
   2003                                               5.00 (01/01/03)               6.19                     1,346,603
T. Rowe Price Limited-Term Bond Portfolio
   2004                                              $5.15                         $5.14                     2,113,637
   2003                                               5.00 (01/01/03)               5.15                     1,169,471
T. Rowe Price Mid-Cap Growth Portfolio
   2004                                              $6.83                         $7.98                     1,549,178
   2003                                               5.00 (01/01/03)               6.83                     1,120,817

*All Investment Accounts represent Class B units.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2004, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $15,028.0 million and had equity of $1,182.3 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, mutual funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/ Advisors of AIM Variable Insurance Funds, Alger American Fund, American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products Funds, Janus Aspen Series, Liberty Ridge Capital, Inc., Neuberger Berman, Pioneer Investment Management, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participantswho invest in these funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

A summary of the investment objective or objectives of each Fund is provided below. There can be no assurance that any Fund will achieve its objective or objectives. More detailed information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each Fund.

ONEAMERICA FUNDS, INC.

ONEAMERICA ASSET DIRECTOR PORTFOLIO

Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO

Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

ONEAMERICA MONEY MARKET PORTFOLIO

Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

ONEAMERICA VALUE PORTFOLIO

Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. DYNAMICS FUND
  (FORMERLY INVESCO VIF DYNAMICS FUND)

Seeking long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The Managers define mid-sized companies that are included in the Russell Mid Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase.

AIM V.I. FINANCIAL SERVICES FUND
  (FORMERLY INVESCO VIF FINANCIAL SERVICES FUND)

Seeking long-term capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money centers), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

AIM V.I. HEALTH SCIENCES FUND
  (FORMERLY INVESCO VIF HEALTH SCIENCES FUND)

EFFECTIVE JULY 1, 2005, THIS FUND WILL BECOME THE AIM V.I. GLOBAL HEALTH CARE
FUND

Seeking long-term capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity instruments related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and heath care providers and service companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

Effective July 1, 2005, the fund's investment strategy will change to match that of AIM Global Health Care Fund.

AIM V.I. HIGH YIELD FUND
  (FORMERLY INVESCO VIF HIGH YIELD FUND)

Seeks a high level of current income. Normally, the fund invests at least 80% of its net assets in non-investment grade debt securities, i.e., "junk" bonds. Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Ratings. The fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.

AIMV.I. REAL ESTATE FUND
  (FORMERLY INVESCO VIF REAL ESTATE OPPORTUNITY FUND)

Seeking to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in the securities of real estate and real estate companies.

AIM V.I. UTILITIES FUND
  (FORMERLY INVESCO VIF UTILITIES FUND)

Seeking capital growth and income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO

Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Seeking long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index.

FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

AMERICAN CENTURY(R) VP INCOME & GROWTH PORTFOLIO

Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500. The Fund invests mainly in large-company stocks, such as those in the S&P 500. The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500 over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.

AMERICAN CENTURY(R) VP INTERNATIONAL PORTFOLIO

Seeking long-term capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities.

AMERICAN CENTURY(R) VP ULTRA(R)

Seeking long-term capital growth. This Fund is a growth fund that focuses primarily on larger companies with rapidly accelerating earnings that can maintain their growth. The Fund follows a fully invested strategy. Although the Fund invests primarily in U.S. stocks, it may invest in foreign securities.

AMERICAN CENTURY(R) VP VISTA(SM)

The Fund invests mainly in U.S. mid-sized growth companies that exhibit sustainable, accelerating earnings and revenues.

The Fund strives to remain fully-invested in order to maximize upside potential.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

CALVERT SOCIAL MID CAP GROWTH PORTFOLIO

Seeking long-term capital appreciation. The Calvert Social Mid Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS INVESTMENT PORTFOLIOS

DREYFUS DIP TECHNOLOGY GROWTH PORTFOLIO

Seeking capital appreciation by investing at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the Portfolio's assets may be invested in foreign equities. The Portfolio looks for sectors in technology that are expected to outperform on a relative scale. The more attractive sectors are overweighted; those sectors with less appealing prospects are underweighted.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS VARIABLE INVESTMENT FUND

DREYFUS VIF APPRECIATION PORTFOLIO

Seeking long-term capital growth consistent with the preservation of capital, the Portfolio has a secondary goal of current income. To pursue these goals, the Portfolio invests in the common stocks of blue chip companies having total market values of more than $5 billion at time of purchase. The Portfolio looks primarily for growth companies and generally maintains relatively large positions in the securities it purchases. Typically, the Portfolio employs a "buy and hold" investment strategy and seeks to keep annual turnover below 15%.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS

FIDELITY(R) VIP FREEDOM 2005 PORTFOLIO

Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2005); using a target asset allocation as of April1, 2005, of approximately 40% domestic equity funds, 5% international equity funds, 40% investment-grade fixed income funds, 5% high yield fixed income funds and 10% money market/short-term bond funds.

FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO

Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2010); using a target asset allocation as of April1, 2005, of approximately 41% domestic equity funds, 6% international equity funds, 38% investment-grade fixed income funds, 6% high yield fixed income funds and 9% money market/short-term bond funds.

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO

Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products
(VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2005); using a target asset allocation as of April1, 2005, of approximately 52% domestic equity funds, 8% international equity funds, 29% investment-grade fixed income funds, 7% high yield fixed income funds and 4% money market/short-term bond funds.

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO

Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2020); using a target asset allocation as of April1, 2005, of approximately 60% domestic equity funds, 11% international equity funds, 21% investment-grade fixed income funds, and 8% high yield fixed income funds.

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO

Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market short-term funds (approximately five to ten years after the year 2025); using a target asset allocation as of April1, 2005, of approximately 65% domestic equity funds, 12% international equity funds, 15% investment-grade fixed income funds, and 8% high yield fixed income funds.

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO

Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2030); using a target asset allocation as of April1, 2005, of approximately 69% domestic equity funds, 13% international equity funds, 10% investment-grade fixed income funds, and 8% high yield fixed income funds.

FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO

Seeking high total return with a secondary objective of principal preservation. Strategic Advisers(SM), Inc.'s (Strategic Advisers) principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors already in retirement; allocating assets among underlying Fidelity(R) funds according to a stable target asset allocation; and using a target asset allocation as of April1, 2005, of approximately 21% domestic equity funds, 40% investment-grade fixed income funds; and 39% money market/short-term bond funds.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIDELITY VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO

Seeking high total return with reduced risk over the long-term. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

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FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO

Seeks long-term capital appreciation. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO

Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index. (Individuals cannot invest directly in any index.) Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP GROWTH PORTFOLIO

Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP HIGH INCOME PORTFOLIO

Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP INDEX 500 PORTFOLIO

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500(R). FMR's principal investment strategies include: Normally investing at least 80% of assets in common stocks included in the S&P 500(R); using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth; lending securities to earn income for the fund; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP OVERSEAS PORTFOLIO

Seeks long-term growth of capital. Fidelity(R) Management and Research Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ASPEN SERIES

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO

Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Bond Portfolio invests under normal circumstances, at least 80% of its net assets in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The Portfolio will continue to invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will to limit its investments in high-yield/high-risk bonds to 35% of its net assets. As a fundamental policy, the Portfolio will invest at least 80% of its total assets in income-producing securities, but will also follow the more restrictive non-fundamental policy of investing at least 80% of its net assets in bonds. For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO

Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

NB AMT FASCIANO PORTFOLIO

Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the Portfolio. The Portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the Portfolio first invests in them. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

NB AMT LIMITED MATURITY BOND PORTFOLIO

Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Portfolio may invest in securities of any maturity, it normally maintains an average Portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.

NB AMT REGENCY PORTFOLIO

Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PBHG INSURANCE SERIES FUND

LIBERTY RIDGE GROWTH II PORTFOLIO
(FORMERLY PBHG INSURANCE SERIES GROWTH II PORTFOLIO)

Seeking capital appreciation. The Liberty Ridge Growth II Portfolio invests at least 65% of its total assets in common stocks and convertible securities of small-and medium-sized growth companies (market capitalization or annual revenues up to $4 billion).

LIBERTY RIDGE MID-CAP PORTFOLIO
(FORMERLY PBHG INSURANCE SERIES MID-CAP PORTFOLIO)

Seeking to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Normally, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Mid Cap 400 Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks of medium-sized companies that Liberty Ridge Capital, Inc. believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the S&P Mid Cap 400's sector weightings.

LIBERTY RIDGE SMALL CAP PORTFOLIO
(FORMERLY PBHG INSURANCE SERIES SMALL CAP PORTFOLIO)

Seeking to provide investors with the above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks that Liberty Ridge Capital, Inc. believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings.

LIBERTY RIDGE TECHNOLOGY & COMMUNICATIONS PORTFOLIO (FORMERLY PBHG INSURANCE SERIES TECHNOLOGY & COMMUNICATIONS PORTFOLIO)

Seeking long-term growth of capital. Current income is incidental to the Portfolio's goal. The Liberty Ridge Technology & Communications Portfolio will invest at least 80% of its total assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated, which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER VARIABLE CONTRACTS TRUST

PIONEER FUND VCT PORTFOLIO

Seeking reasonable income and capital growth. The Pioneer Fund VCT Portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. The portfolio's investment adviser uses a value approach to select the portfolio's investments, and also considers a security's potential to provide a reasonable amount of income.

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO

Seeking capital growth. The Pioneer Growth Opportunities VCT Portfolio manager employs bottom up, fundamental research in the pursuit of rapidly growing companies. The buy discipline is primarily focused on small company stocks that are attractively priced on a valuation basis using both qualitative and quantitative screens. Most issues have excellent earnings growth potential, but are trading at discounts relative to their industry peers and the overall market. The manager will sell when outlook changes; however, the manager may keep holdings through periodic downturns.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE CONTRACT TRUST PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Seeking to provide long-term growth of capital by investing primarily in the common stocks of large- and medium-sized blue chip companies with the potential for above-average growth. Fund Managers carefully select companies which are well-established in their respective industries, and which possess some or all of the following characteristics: leading market positions; seasoned management teams; and strong financial fundamentals. The Fund may invest up to 20% of its total assets in foreign securities.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield-a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified Portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Mid Cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the Portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

TIMOTHY PLAN(R) CONSERVATIVE GROWTH VARIABLE

Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity and fixed income funds. Except for highly unusual defensive periods, the fund is fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Money Market Fund in accordance with an asset allocation formula that is appropriate for investors willing to accept a degree of investment risk but maintain a generally conservative mix. The allocations are reviewed and revised if appropriate each year.

TIMOTHY PLAN(R) STRATEGIC GROWTH VARIABLE

Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity funds. Except for highly defensive periods, the fund strives to stay fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Money Market Fund in accordance with an asset allocation formula that is appropriate for investors who are willing to accept greater investment fluctuation and volatility to achieve this goal. The allocations are reviewed and revised if appropriate each year.

FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES AND THEIR PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

VANGUARD(R) VARIABLE INSURANCE FUND

VANGUARD(R) VIF MID-CAP INDEX PORTFOLIO

Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Fund employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap 450 Index. Invests all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

VANGUARD(R) VIF SMALL COMPANY GROWTH PORTFOLIO

Seeking to provide long-term capital appreciation. The Fund invests mainly in stocks of small companies considered by the advisors to have above-average prospects for growth but that often provide little or no dividend income.

VANGUARD(R) VIF TOTAL BOND MARKET INDEX PORTFOLIO

Seeking to track the performance of a broad, market-weighted bond index. The Fund employs a passive management strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD VARIABLE INSURANCE FUND AND ITS PORTFOLIOS, PLEASE SEE THE VANGUARD VARIABLE INSURANCE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                  THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums must total at least $5,000 in the first five Contract Years. Premiums may not total more than $1 million in each of the first two Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Contracts or $30,000 for Qualified Contracts, unless otherwise agreed to by AUL.

If the minimum Premium amounts are not met, AUL may, after 60 days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office.

RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period which is a ten day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities (if returned within seven days of receipt).

ALLOCATION OF PREMIUMS

In the Policy application, the Owner specifies the percentage of a Premium to be allocated to the investment accounts and to the Fixed Account(s). The sum of the allocations must equal 100%, with at least 1% of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Home Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date we receive the Premium at our Home Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which we receive the Premium at our Home Office.

In those states that require the refund of the greater of Premiums paid or Account Value, we generally allocate all Premiums received to our General Account prior to the end of the "right to examine" period. We will credit interest daily on Premiums so allocated. However, we reserve the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to Examine period, we transfer the Net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period solely as it applies to this transfer, we assume that receipt of this Contract occurs 5 calendar days after the Contract Date.

TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at its Home Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25.00 for each transfer in excess of twenty four in any policy year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures. Transfers into some investment accounts could result in termination of certain riders.

ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level, net trades by Investment Account. Omnibus trades in an individual Investment Account that exceed a certain dollar amount or percentage of assets will identify potential abusive trading. The dollar amounts and asset percentages are determined by a market timing task force, and are enforced against all participants/policyholders consistently. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.

If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder/participant has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder/participant trading history is reviewed to determine if the trading activity is indeed abusive short term trading. This procedure is enforced against all participants/policyholders consistently.

In the case of an Individual policy, if it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet trades are turned off and they are limited to a specific number of trades per month, as determined by the Task Force. The threshold established by the Task Force will be enforced against all policyholders/participants consistently. While these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

In the case of group variable annuities, the plan sponsor is notified of the trading activity and encouraged to communicate to the participant to cease and desist the activity in question. If the activity continues, the participants trading privileges may be restricted, as described above. As with Individual policies, while these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some funds may charge a redemption fee for short term trading in their fund. Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. Please consult the funds' prospectus for more details. AUL will cooperate and assist the fund in enforcing any fund specific policies and procedures.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of dollar cost averaging is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the OneAmerica Money Market Investment Account to the OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a six month period.

         TRANSFER       UNIT       UNITS
MONTH     AMOUNT       VALUE     PURCHASED
-----    --------      -----     ---------
  1        $1,000       $20        50
  2        $1,000       $25        40
  3        $1,000       $30        33.333
  4        $1,000       $40        25
  5        $1,000       $35        28.571
  6        $1,000       $30        33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

ONGOING DOLLAR COST AVERAGING PROGRAM

Under the Ongoing DCA Program, the owner deposits Premiums into the OneAmerica Money Market Investment Account ("MMIA") and then authorizes AUL to transfer a specific dollar amount from the MMIA into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first. To participate in the Program, AUL requires a minimum deposit of $10,000 into the OneAmerica Money Market Investment Account.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the Ongoing DCA Program. At least seven days advance written notice to AUL is required before the date of the first proposed transfer under the Ongoing DCA Program. AUL offers the Ongoing Dollar Cost Averaging Program to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Transfers under the Ongoing DCA Program will count toward the twenty four free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the Ongoing DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Home Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.

PORTFOLIO REBALANCING PROGRAM

You may elect to automatically adjust your Investment Account balances to be consistent with the allocation most recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the 24 free transfers permitted each Policy year. If the Dollar Cost Averaging Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the Dollar Cost Averaging Program.

You may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when you request any transfer or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if you choose the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.

PORTFOLIO OPTIMIZATION PROGRAM

The Service. Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable annuity, Portfolio Optimization can help with decisions about how you should allocate your Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of our Portfolio Optimization service, we have developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization Models, your initial Purchase Payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly.

If you subscribe to Portfolio Optimization, we will serve as your investment Advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If you subscribe to Portfolio Optimization, we will automatically reallocate your Account Value in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment advisor for the Portfolio Optimization service, please see our brochure from our Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus In developing and periodically updating the Portfolio Optimization Models, we currently rely on the recommendations of an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

The Portfolio Optimization Models. We offer five asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

Periodic Updates of the Portfolio Optimization Model and Notices of Updates. Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When your Portfolio Optimization Model is updated, we will automatically reallocate your Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Account Value, and potentially the Investment Options in which you are invested, will automatically change and your Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in your updated Model. We require that you grant us discretionary investment authority to periodically reallocate your Account Value (and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization.

When we update the Portfolio Optimizations Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in a specific asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

Selecting a Portfolio Optimization Model. If you choose to subscribe to the Portfolio Optimization service, you need to determine which Portfolio Optimization Model is best for you. AUL will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. It is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Quarterly Reports. If you select a Portfolio Optimization Model, you will be sent a quarterly report that provides information about the Investment Options within your selected Model, in addition to or as part of your usual quarterly statement.

Risks. Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Account Value could be better or worse by participating in a Portfolio Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of your investment and the rebalancing may affect performance. Your Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions. As advisor to OneAmerica Funds, Inc., we monitor performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. We do not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). We believe our reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the OneAmerica Money Market Investment Account was initially set at one dollar $1 and all the other Investment Accounts were initially set at $5. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

 (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

 (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

 (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period.

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL assesses a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0% to 3.5%, but are subject to change.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract Owner elected the Withdrawal Charge Reduction Rider. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12% of Account Value as of the most recent Contract Anniversary, or 12% of the account value as of the first withdrawal in the first Contract Year.

The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.

CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE
-----------------------------------------------------------------------------
WITHDRAWAL AMOUNT
-----------------

Contract Year                               1      2     3     4     5     6     7    8 or more
-------------                              ---    ---   ---   ---   ---   ---   ---   ----------
Flexible Premium Contracts                  7%     6%    5%    4%    3%    2%    1%      0%
Flexible Premium Contracts                  7%     6%    5%    4%    3%    0%    0%      0%
  with Withdrawal Charge Reduction Rider

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8% of the total Premiums paid. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8% of the total Premiums paid.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account Value pro rata based on your amounts in each account. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account. The charge is currently 1.15% as a percentage of average annual account value.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than the AUL actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

ANNUAL CONTRACT FEE

AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on your amounts in each account. Refer to the Expense Table for current charges. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee. The fee is currently $50 for Contracts with Account Values less than $20,000; $30 for Contracts with Account Values $20,000 or greater, but less than $50,000; and, $0 for Contracts with Account Values $50,000 or greater.

ADMINISTRATIVE FEE

AUL deducts a daily charge from the Variable Account Value pro rata based on your amounts in each account. Refer to the Expense Table for current charges. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge. The fee is currently 0.15% as a percentage of annual account value.

RIDER CHARGES

The addition of any riders will result in additional charges which will be deducted proportionately from either the Account Value or only the Variable Account Value.

If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.15% as an equivalent annual percentage of average Variable Account Value.

If the Earnings Benefit Rider or the Enhanced Earnings Benefit is elected, AUL deducts a monthly charge from the account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.30% for the Earnings Benefit Rider and 0.40% for the Enhanced Earnings Benefit Rider, both as an equivalent annual percentage of average Account Value.

If the Guaranteed Minimum Annuitization Benefit Rider orthe Guaranteed Return of Premium Rider are elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.40% for each of these riders as an equivalent annual percentage of average Variable Account Value.

If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.55% for the 3% Rider; 0.65% for the 5% Rider; and, 0.75% for the 6% Rider; all as an equivalent annual percentage of average Account Value.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. A transfer charge of $25.00 is imposed on all transfers in excess of twenty four in a Contract Year.

VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee or the Administrative Fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                  DISTRIBUTIONS

CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment annuity with no life contingency, he or she may also take a partial withdrawal or surrender the annuity during the annuity period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at its Home Office. Generally, surrender or withdrawal requests will be paid within seven calendar days.

If we receive proper notice of a full surrender request, we will pay the Net Cash Value as of the end of the Valuation Period to the Owner.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative market value adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. We reserve the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $250. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at its Home Office.

In addition to any withdrawal charges or applicable market value adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on Contracts qualified under 401 or 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Account Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40% of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above.

Loans will be administered according to the specific loan agreement, which may be requested from the Home Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner may be repaid within 15 years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the

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

outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

The Company reserves the right to modify the term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts.

DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at its Home Office.

At the time of application, Contract Owners may select one of two death benefits available under the Contract as listed below (the enhanced death benefit option rider may not be available in all states at the time of application).

If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.

STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

 1) the Account Value less any outstanding loan and accrued interest

 2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

 1) the Account Value less any outstanding loan and accrued interest;

 2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest;

 3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary. After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the Contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within 120 days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within 120 days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven days from the date Proper Notice is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period:
(a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the NewYork Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

ANNUITY PERIOD

GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable Withdrawal Charge.

The Annuity Date is the date chosen for annuity payments to begin. Such date will be the first day of a calendar month unless otherwise agreed upon by us. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by us.

Annuitization is irrevocable once request for annuitization is received in good order, unless a variable payment annuity with no life contingency is selected.

When you annuitize, you must choose:

  1. An annuity payout option, and

  2. Either a fixed payment annuity, variable payment annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options.

FIXED PAYMENT ANNUITY

The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable Premium taxes. The annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

VARIABLE PAYMENT ANNUITY

The first payment amount under a Variable Payment Annuity option is set at the first valuation date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table you select, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units established remains fixed during the annuity payment period. The dollar amount of subsequent annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

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

  2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine your first annuity payment. You may select an AIR from 3%, 4% or 5% when you annuitize. A higher AIR means you would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR you choose, annuity payments will remain level. If you do not select on AIR, the default AIR will be 3%.

  3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which you selected.

  4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. We reserve the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by us.

PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of this Contract may be paid in one sum or according to one of the following options:

  1. Income for a Fixed Period. Proceeds are payable in monthly installments for a specified number of years, not to exceed 20.

  2. Life Annuity. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.

  3. Survivorship Annuity. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to us.

Contract Proceeds payable in one sum will accumulate at interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater.

If a Contract Owner selects a variable payment annuity with no life contingency, he or she may take partial withdrawal or surrender the annuity during the annuity period.

SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant.

                              THE FIXED ACCOUNT(S)

SUMMARY OF THE FIXED ACCOUNTS

Premiums designated to accumulate on a fixed basis may be allocated to one of several Fixed Accounts which are part of AUL's General Account. Either Market Value Adjusted (MVA) Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.

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

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1% and 4%, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s). NON-MARKET VALUE ADJUSTED FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.

MARKET VALUE ADJUSTED FIXED ACCOUNTS

Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a Market Value Adjusted Fixed Account if the allocations are held until maturity. In that case, the Market Value Adjusted Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a Market Value Adjusted Fixed Account. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3%. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.

WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested. Transfers may result in a charge to the Contract Owner.

CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The monthly Administrative Charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. The See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.

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

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Home Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

OPTIONAL BENEFITS

There are several riders available at the time of application which are described below. Some of these riders are not available in all states. These riders carry their own charges which are described in the Expense Table in this Prospectus. Not all benefits are available in all states or available at issue.

EARNINGS BENEFIT RIDER

The Earnings Benefit Rider will pay up to 35%, depending on the issue age of the Contract Owner, of the gain in the Contract up to a cap of a specified percent of Premium upon the death of the owner. The gain in the Contract will be calculated as the Account Value less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the 12 months prior to death, except for a death in the first year which will include all Premiums paid). The benefit will be subject to a cap of 250% of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.

ENHANCED EARNINGS BENEFIT RIDER

The Enhanced Earnings Benefit Rider will pay 35% of the gain in the Contract up to a cap of a specified percent of premium upon the death of the owner. The gain in the Contract will be calculated as the death benefit (adjusted for the enhanced death benefit, but not earnings benefit or enhanced earnings benefit) less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the 12 months prior to death, except for a death in the first year which will include all premiums paid). The Enhanced Earnings Benefit Rider can be added only if the Enhanced Death Benefit Rider has been selected. The benefit will be subject to a cap of 250% of adjusted premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1) the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest;

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

     After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

EXTRA CREDIT PREMIUM RIDER

In some Contracts, the Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit additional sums (the "Credit") to the Contract Value each time the Contract Owner makes a contribution within the first twelve months after the Contract is issued. The Contract Owner may select a Credit percentage of 3% (available only when the Withdrawal Charge Reduction Rider is elected), 5% or 6%. AUL will allocate Credit amounts among the investment options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.

The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This Rider charge will apply until the Credit is totally vested, according to the following vesting schedule.

CONTRACT YEAR      3% CREDIT   5% CREDIT     6% CREDIT
=======================================================
   1                  0%          0%          0%
   2                  0%          0%          4.167%
   3                  25%         16.67%      16.67%
   4                  50%         33.33%      33.33%
   5                  75%         50%         50%
   6                  100%        66.67%      66.67%
   7                  100%        83.33%      83.33%
   8                  100%        100%        100%

The Credit is not part of the amount an owner will receive if he or she exercises the free look right. In addition, all or part of the Credit will be recaptured by AUL if the owner makes a withdrawal in the first 7 Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.

The gross fund return that is necessary for the Cash Value at the end of 7 years or 5 years, depending upon whether the Withdrawal Charge Reduction Rider is chosen, to be equal to the amount of consideration paid into the contract is the break even rate for that particular Rider. The break even rate is 2.23% for Contracts with a 3% Extra Credit Premium Rider and the Withdrawal Charge Reduction Rider; 1.50% for Contracts with a 5% Extra Credit Premium Rider; and 1.49% for Contracts with the 6% Extra Credit Premium Rider.

AUL expects to make a profit from the Extra Credit Premium Rider charges.

GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If your Contract is annuitized at any time after the tenth Contract Anniversary, the amount applied to the then current annuity table will be the greater of:

  1. The Account Value at that time, or

  2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account value is reduced proportionally for any withdrawals. Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This Rider is only available if the Portfolio Optimization Program, models 1 through 4, is chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. If the Program is later terminated, or if amounts are transferred from the Timothy portfolio, the Rider will be terminated automatically.

GUARANTEED RETURN OF PREMIUM RIDER

For those Contracts which have elected the Guaranteed Return of Premium Rider at the time of application, the following provisions apply. If your Contract is still in force at the end of the tenth Contract Anniversary, your Account Value will be adjusted to be the greater of:

  1. The Account Value at that time, or

  2. The total of all Premiums paid under the Contract, less a proportional adjustment for amounts previously withdrawn.

Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This Rider is only available if the Portfolio Optimization Program is chosen or if the account is wholly allocated in the Timothy Plan(R) Conservative Growth Fund. If the Program is later terminated, or if amounts are transferred from the Timothy portfolio, the Rider will be terminated automatically.

Any bonus paid is not premium and would, therefore, not be included in the calculation of this benefit. See the Expense Table for the charge for this Rider.

LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER

The Long Term Care Facility and Terminal Illness Benefit rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous 90 day period to a Long Term Care Facility or a 30 day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Company's Home Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").

WITHDRAWAL CHARGE REDUCTION RIDER

The Withdrawal Charge Reduction Rider will reduce the withdrawal charge period by two years. The final two years of the withdrawal charge are dropped, and the previous years are consistent with the Withdrawal Charge schedule listed above. See the Expense Table for the annual charge for this Rider. This charge will expire at the end of the fifth Contract year. Only the 3% Extra Credit Premium Rider will be available if the Withdrawal Charge Reduction Rider is elected.

                               FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. CONSULT YOUR TAX ADVISOR.

DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a separate account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the separate account.

If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

  1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.

  2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.

  3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.

  4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10% penalty also does not apply in certain other circumstances described in Code
Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

  1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the Owner. If the designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving owner is the deceased owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

  2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10% penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

  3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of a so-called immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

  4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

  2. ROTH IRA

Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

  3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide contributions or benefits that do not exceed certain limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

  4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On November 16, 2004, the IRS issued proposed and temporary regulations relating to Code section 403(b) tax-deferred annuity contracts. (See Prop. Regs. Sections 1.403(b)-0 through 11 and Temp. Regs. Section 3121(a)(5)-2T.) If these regulations are finalized, there may be changes affecting 403(b) arrangements.

The preamble to the proposed regulations states that it is expected that a number of IRS pronouncements, including Rev. Rul. 90-24, will be superceded when the regulations are issued in final form. Under these new regulations, a 493(b) plan may not accept transfers from a Section 401 plan or a Section 457 plan.

  5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult your tax advisor for more details.

                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2004, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Description                                                                Page
-----------                                                                ----
GENERAL INFORMATION AND HISTORY .........................................    3
DISTRIBUTION OF CONTRACTS ...............................................    3
CUSTODY OF ASSETS .......................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ..............................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS ..........    3
  403(b) Programs .......................................................    4
  408 and 408A Programs .................................................    4
  457 Programs...........................................................    4
  Employee Benefit Plans ................................................    5
  Tax Penalty for All Annuity Contracts                                      5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities......    5
INDEPENDENT AUDITORS ....................................................    6
FINANCIAL STATEMENTS ....................................................    7

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

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                              PROSPECTUS EXHIBIT 1
                                FORM ADV PART II

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                                       43

                                                      --------------------------
                                                            OMB APPROVAL
                                                      --------------------------
FORM ADV               UNIFORM APPLICATION FOR         OMB Number:  3235-0049
PART II - PAGE 1   INVESTMENT ADVISER REGISTRATION     Expires:Sept. 30, 2005
                                                       Estimated average burden
                                                       hours per response  9.402
                                                      --------------------------

--------------------------------------------------------------------------------
Name of Investment Adviser:
AMERICAN UNITED LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Address: (Number and Street)           (City)       (State)    (Zip Code)    Area Code:    Telephone Number:
P.O. BOX 368, ONE AMERICAN SQUARE.  INDIANAPOLIS      IN          46206        (317)           285-1877

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      THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER
        AND ITS BUSINESS FOR THE USE OF CLIENTS. THE INFORMATION HAS NOT
            BEEN APPROVED OR VERIFIED BY ANY GOVERNMENTAL AUTHORITY.

                                TABLE OF CONTENTS

 ITEM
 ----
NUMBER     ITEM                                                             PAGE
------     ----                                                             ----
1          Advisory Services and Fees                                         2
2          Types of Clients                                                   3
3          Types of Investments                                               3
4          Methods of Analysis, Sources of Information and
           Investment Strategies                                              3
5          Education and Business Standards                                   4
6          Education and Business Background                                  4
7          Other Business Activities                                          5
8          Other Financial Industry Activities or Affiliation                 5
9          Participation or Interest in Client Transactions                   5
10         Conditions for Managing Accounts                                   6
11         Review of Accounts                                                 6
12         Investment or Brokerage Discretion                                 6
13         Additional Compensation                                            7
14         Balance Sheet                                                      7
           Continuation Sheet                                        Schedule F
           Balance Sheet, if required                                Schedule G

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(Schedules A, B, C, D, and E are included with Part I of this Form, for the use of regulatory bodies, and are not distributed to clients.)
--------------------------------------------------------------------------------

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FORM ADV
PART II - PAGE 2   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
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                             Definitions for Part II

      Related Person - Any officer, director or partner of applicant or any person directly or indirectly controlling, controlled by, or under common control with the applicant, including any non-clerical, non-ministerial employee.

   Investment Supervisory Services - Giving continuous investment advice to a client (or making investments for the client) based on the individual needs of the client. Individual needs include, for example, the nature of other client assets and the client's personal and family obligations.

--------------------------------------------------------------------------------
1. A.      ADVISORY SERVICES AND FEES.
           (check the applicable boxes)      For each type of service provided,
                                            state the approximate % of total
                                            advisory billings from that service.
   Applicant:                               (See instruction below.)

  [X]  (1) Provides investment supervisory services                        100%
                                                                           ---
  [ ]  (2) Manages investment advisory accounts not involving
           investment supervisory services                                    %

  [ ]  (3) Furnishes investment advice through consultations not
           included in either service described above                         %

  [ ]  (4) Issues periodicals about securities by subscription                %

  [ ]  (5) Issues special reports about securities not included in
           any service described above                                        %

  [ ]  (6) Issues, not as part of any service described above, any charts, graphs, formulas or other devices which clients
           may use to evaluate securities                                     %

  [ ]  (7) On more than an occasional basis, furnishes advice to
           clients on matters not involving securities                        %

  [ ]  (8) Provides a timing service                                          %

  [ ]  (9) Furnishes advice about securities in any manner not
           described above                                                    %

(Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)
--------------------------------------------------------------------------------
                                                                  Yes         No
   B.      Does applicant call any of the services it checked
           above financial planning or some similar term?         [ ]        [X]

--------------------------------------------------------------------------------
   C. Applicant offers investment advisory services for: (check all that apply)

  [X]  (1) A percentage of assets under
           management                              [ ]  (4) Subscription fees
  [ ]  (2) Hourly charges                          [ ]  (5) Commissions
  [ ]  (3) Fixed fees (not including
           subscription fees)                      [ ]  (6) Other
--------------------------------------------------------------------------------
   D.      For each check box in A above, describe on Schedule F:
   o the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee
   o applicant's basic fee schedule, how fees are charged and whether its fees are negotiable
   o when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date
--------------------------------------------------------------------------------
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   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
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

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FORM ADV
PART II - PAGE 3   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
2. TYPES OF CLIENTS -- Applicant generally provides investment advice to: (check those that apply)

  [X]  A.  Individuals                             [ ]  E. Trusts, estates,
                                                           or charitable
                                                           organizations
  [ ]  B.  Banks or thrift institutions            [X]  F. Corporations or
                                                           business entities
                                                           other than those
                                                           listed above
  [X]  C.  Investment companies                    [ ]  G. Other (describe
                                                           on Schedule F)
  [X]  D.  Pension and profit sharing plans
--------------------------------------------------------------------------------
3. TYPES OF INVESTMENTS. Applicant offers advice on the following: (check those that apply)

       A.  Equity Securities                       [X]  H. United States
                                                           government
                                                           securities
  [X]      (1) exchange-listed securities
  [X]      (2) securities traded over-the-counter       I. Options contracts on:
  [X]      (3) foreign issuers                     [ ]     (1) securities
                                                   [ ]     (2) commodities
  [X]  B.  Warrants
                                                        J. Futures contracts on:
  [X]  C.  Corporate debt securities               [ ]     (1) tangibles
           (other than commercial paper)           [ ]     (2) intangibles
  [X]  D.  Commercial paper                             K. Interests in
                                                           partnerships
                                                           investing in:
                                                   [ ]     (1) real estate
  [X]  E.  Certificates of deposit                 [ ]     (2) oil and gas
                                                               interests
                                                   [ ]     (3) other (explain on
                                                               Schedule F)
  [X]  F.  Municipal securities
                                                   [ ]  L. Other (explain on
                                                           Schedule F)
       G.  Investment company securities:
  [X]      (1) variable life insurance
  [X]      (2) variable annuities
  [X]      (3) mutual fund shares
--------------------------------------------------------------------------------
4. METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.

   A. Applicant's security analysis methods include: (check those that apply)

      (1)  [ ]  Charting                           (4)    [ ]  Cyclical
      (2)  [X]  Fundamental                        (5)    [X]  Other (explain on
                                                               Schedule F)
      (3)  [X]  Technical
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   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
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

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FORM ADV
PART II - PAGE 4   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
   B. The main sources of information applicant uses include: (check those that apply)

      (1)  [X]  Financial newspapers and
                magazines                          (5)    [ ]  Timing services
      (2)  [X]  Inspections of corporate
                activities                         (6)    [X]  Annual reports,
                                                               prospectuses,
                                                               filings with the
                                                               Securities and
                                                               Exchange
                                                               Commission
      (3)  [X]  Research materials prepared
                by others                          (7)    [X]  Company press
                                                               releases
      (4)  [X]  Corporate rating services          (8)    [ ]  Other (explain on
                                                               Schedule F)
--------------------------------------------------------------------------------
   C. The investment strategies used to implement any investment advice given to clients include: (check those that apply)

      (1)  [X]  Long term purchases
                (securities held at least a year)  (5)    [ ]  Margin
                                                               transactions
      (2)  [X]  Short term purchases
                (securities sold within a year)    (6)    [ ]  Option writing,
                                                               including covered
                                                               options,
                                                               uncovered options
                                                               or spreading
                                                               strategies
      (3)  [X]  Trading (securities sold within
                30 days)                           (7)    [ ]  Other (explain on
                                                               Schedule F)
      (4)  [ ]  Short sales
--------------------------------------------------------------------------------
5. EDUCATION AND BUSINESS STANDARDS.
   Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?

                  (If yes, describe these standards on Schedule F.)
                                                                    Yes       No
                                                                    [X]      [ ]
--------------------------------------------------------------------------------
6. EDUCATION AND BUSINESS BACKGROUND.
   For:
   o each member of the investment committee or group that determines general investment advice to be given to clients, or
   o if the applicant has no investment committee or group, each individual who determines general investment advice given to clients (if more than five, respond only for their supervisors)
   o each principal executive officer of applicant or each person with similar status or performing similar functions.

   On Schedule F, give the:

   o       name                                    o  formal education after
                                                      high school
   o       year of birth                           o  business background for
                                                      the preceding five years
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  Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
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

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FORM ADV
PART II - PAGE 5   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
7. OTHER BUSINESS ACTIVITIES. (check those that apply)

  [X]  A.  Applicant is actively engaged in a business other than giving investment advice.
  [X]  B.  Applicant sells products or services other than investment advice to clients.
  [X]  C.  The principal business of applicant or its principal executive officers involves something other than providing investment advice. (For each checked box describe the other activities, including the time spent on them, on Schedule F.)
--------------------------------------------------------------------------------
8. OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS. (check those that apply)

  [ ]  A.  Applicant is registered (or has an application pending) as a securities broker-dealer.
  [ ]  B.  Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.
       C. Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:
  [X]  (1) broker-dealer                           [ ]  (7)  accounting firm
  [X]  (2) investment company                      [ ]  (8)  law firm
  [ ]  (3) other investment adviser                [ ]  (9)  insurance company
                                                             or agency
  [ ]  (4) financial planning firm                 [ ]  (10) pension consultant
  [ ]  (5) commodity pool operator, commodity      [ ]  (11) real estate broker
           trading adviser or futures commission             or dealer
           merchant
  [ ]  (6)  banking or thrift institution          [ ]  (12) entity that creates
                                                             or packages limited
                                                             partnerships
       (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)

       D. Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

                       (If yes, describe on Schedule F the partnerships and what
                                they invest in.)
                                                                     Yes      No
                                                                     [ ]     [X]
--------------------------------------------------------------------------------
9. PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.

   Applicant or a related person: (check those that apply)
  [ ]  A.  As principal, buys securities for itself from or sells securities it owns to any client.
  [ ]  B.  As broker or agent effects securities transactions for compensation for any client.
  [ ] C. As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.
  [ ] D. Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.
  [X] E. Buys or sells for itself securities that it also recommends to clients.

  (For each box checked, describe on Schedule F when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)
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   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
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

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FORM ADV
PART II - PAGE 6   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment supervisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other conditions for starting or maintaining an account?
                  (If yes, describe on Schedule F.)
                                                                    Yes       No
                                                                    [ ]      [X]
--------------------------------------------------------------------------------
11. Review of Accounts. If applicant provides investment supervisory services, manages investment advisory accounts, or holds itself out as providing financial planning or some similarly termed services:
    A. Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors. FOR REVIEWERS, include the number of reviewers, their titles and functions, instructions they receive from applicant on performing reviews, and number of accounts assigned each.

    AUL AS THE INVESTMENT ADVISOR, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY INVESTMENT OPERATIONS, SUBJECT TO THE OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA
    FUNDS, INC.

    THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH PORTFOLIO FOR THE ONEAMERICA FUND, INC.'S BOARD OF DIRECTORS:

    G. DAVID SAPP, SR. V.P., INVESTMENTS
    MICHAEL I. BULLOCK, V.P., PRIVATE PLACEMENTS
    KATHRYN E. HUDSPETH, V.P., EQUITIES
    MATTHEW HALL, SR. RESEARCH ANALYST
    DANIEL SCHLUGE, CONTROLLER

    SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY AND GENERAL ECONOMIC CONDITIONS, PERFORMANCE OF THE PORTFOLIO SECURITIES, THE COST OF BROKER COMMISSIONS AND THE INTENDED INVESTMENT STRATEGY BASED ON CURRENT CONDITIONS.
    B. Describe below the nature and frequency of regular reports to clients on their accounts.
    SEE ANSWER TO 11.A. ABOVE
--------------------------------------------------------------------------------
12.    INVESTMENT OR BROKERAGE DISCRETION.

    A. Does applicant or any related person have authority to determine, without obtaining specific client consent, the:

   (1)  securities to be bought or sold?

   (2)  amount of the securities to be bought or sold?

   (3)  broker or dealer to be used?

   (4)  commission rates paid?
                                                                    Yes       No
                                                                    [X]      [ ]

                                                                    Yes       No
                                                                    [X]      [ ]

                                                                    Yes       No
                                                                    [X]      [ ]

                                                                    Yes       No
                                                                    [X]      [ ]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FORM ADV
PART II - PAGE 7   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
    B.  Does applicant or a related person suggest brokers to clients?

    For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B, describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor, describe:

    o   the products, research and services
    o whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services
    o whether research is used to service all of applicant's accounts or just those accounts paying for it; and
    o any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for products and research services received.
                                                                    Yes       No
                                                                    [ ]      [X]
--------------------------------------------------------------------------------
13. ADDITIONAL COMPENSATION.

    Does the applicant or a related person have any arrangements, oral or in writing, where it:

    A. is paid cash by or receives some economic benefit (including commissions, equipment or non-research services) from a non-client in connection with giving advice to clients?

    B.  directly or indirectly compensates any person for client referrals?

                (For each yes, describe the arrangements on Schedule F.)
                                                                    Yes       No
                                                                    [ ]      [X]

                                                                    Yes       No
                                                                    [ ]      [X]
--------------------------------------------------------------------------------
14. BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:

    o   has custody of client funds or securities; or
    o requires prepayment of more than $500 in fees per client and 6 or more months in advance

    Has applicant provided a Schedule G balance sheet?

                                                                    Yes       No
                                                                    [X]      [ ]
--------------------------------------------------------------------------------

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   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
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

SCHEDULE F OF
FORM ADV                Applicant:                SEC File Number:    Date:
CONTINUATION SHEET
  FOR FORM ADV
PART II
                        AMERICAN UNITED LIFE
                           INSURANCE COMPANY      801 - 8074          04/08/2005
--------------------------------------------------------------------------------
   (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)

--------------------------------------------------------------------------------
1.  Full name of applicant exactly as stated in Item 1A of
     Part I of Form ADV:                                   IRS Empl. Ident. No.:

AMERICAN UNITED LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Item of Form
  (Identify)                                  Answer
--------------------------------------------------------------------------------
II 1.A AUL offers group variable annuity contracts to be used in connection with certain retirement plans and individual variable annuity contracts. These contracts provide for the accumulation of values on a variable basis, fixed basis or both. Contributions designated to accumulate on a variable basis may be allocated to one or more of the investment accounts of the AUL American Unit Trusts, AUL American Individual Unit Trust, AUL American Individual Variable Annuity Unit Trust, and AUL American Individual Variable Life Unit Trust, registered unit investment trusts and separate accounts of AUL. AUL acts as the investment advisor to the OneAmerica Funds, Inc..("the Fund"). Other mutual fund shares may be purchased by the separate accounts from mutual funds which have investment advisers other than AUL.

                 The Fund and AUL (the"Adviser") entered into an Investment Advisor Agreement in 1990 which was approved by the Fund shareholders and Trust Participants on May 8,1991.
                 Thereafter, the Agreement has been reviewed annually by the Fund's Board of Directors unless otherwise required by federal securities laws. Subject to the overall supervision of the Fund's Board of Directors, the Adviser exercises responsibility for the investment and reinvestment of the Fund's assets. The Adviser manages the day-to-day investment operations of the Fund and the composition of each of the Portfolios, including the purchase, retention and disposition of the investments, securities and cash contained therein in accordance with each Portfolio's investment objectives and policies as stated in the Fund's current prospectus. The Agreement was last approved by the Board of Directors on March 12,2004.

                 Under the Investment Adviser Agreement, the Adviser is compensated for its services at a monthly fee based on an annual percentage of the average daily net assets of each portfolio. For each Portfolio, the Fund pays the Adviser a fee at an annual rate of .50% of the Portfolios average daily net assets except for the Money Market Portfolio, the fee for which is an annual rate of .40%.

                 AUL has entered into an Agreement of Strategic Alliance dated July 18,1994, under the terms of which the parties have agreed that AUL will perform certain investment management services for and on behalf of State Life Insurance Company. Under this Agreement, AUL provides a continuous investment program and is responsible for the composition of State Life's investment portfolio. In consideration, State Life pays AUL 13 basis points annually for State Life's mean invested assets for each year the Agreement remains in effect. State Life is responsible for all of the expenses and liabilities relating to its investment portfolio and for establishing the investment objectives for AUL to follow. AUL agrees to maintain and preserve required records related to State Life Investments.

                 Pioneer Mutual Life Insurance Company, ("PML") a subsidiary of OneAmerica Financial Partners, Inc.
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

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                 PML pays AUL 13 basis points annually for PML's mean invested assets for each year.

                 Cherokee National Life Insurance Company ("CNL") a subsidiary of OneAmerica Financial Partners, Inc.

                 AUL has entered into an Investment Management Service Agreement with CNL dated December 21,2000. Under the terms of this agreement the parties have agreed that AUL will perform certain investment management services for and on behalf of CNL. CNL agrees to pays AUL 13 basis points annually for CNL's mean invested assets for each year the Agreement remains in effect.

                 Miscellaneous Investment Advisory Clients

                 AUL has entered into agreements with miscellaneous investment advisory clients whereby AUL serves as investment advisor and manager for these entities regarding certain private placement fixed income investments to be purchased upon the recommendation of AUL. These entities maintain ultimate discretion in all securities purchases. They pay AUL on a quarterly basis, in arrears, fees for the services rendered under the agreement in the amount of 12.5 basis points of the outstanding aggregate principal value of the assets which were purchased under this agreement.

                 Ibbottson Plan Sponsor Advice

                 AUL has entered into an agreement whereby Ibbottson Associates provides advice to plan sponsors regarding funds to be included in the plan. Ibbottson will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile. AUL will charge plan sponsor a maximum fee of $2,000, depending on plan assets. AUL pays Ibbottson a flat fee of $70,000 per year for the service.

                 Portfolio Optimization Program.

                 AUL offers, though some variable annuity and variable life contracts, asset allocation programs that may constitute the provision of investment advice under SEC rules.

                 Under these programs, AUL has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk. If the client decides to subscribe to the Portfolio Optimization service initial premiums or Variable Account Value, as applicable, will be allocated to the Investment Options according to the model selected. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly.

                 AUL will serve as your investment Advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models. Each model is evaluated annually to assess whether the combination of Investment Options within the model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result of the periodic analysis, each model may change and Investment Options may be added to a model (including Investment Options not currently available), or Investment Options may be deleted from a model.

                 When AUL updates the models, it will send written notice of the updated models at least 30 days in advance of the date it intends the updated version of the model to be effective. If the client takes not action, the Variable Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated model automatically. If the client does not wish to accept the changes to the selected model, he or she can change to a different model or withdraw from the Portfolio Optimization service by providing notice to AUL. Some of the riders available under the Contract require you to participate in an asset allocation service. If the client purchases any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent Premiums or Account Value to an Investment Option that is not currently included in your Model (as more fully described in each rider).

II 4.A Applicant's security analysis methods include quantitative modeling.
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

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II 5.            In general, the applicant requires that all individuals
                 involved in determining or giving investment advice have a college degree and approximately 2-3 years of business experience.

II 6.            Dayton H. Molendorp
                 DOB 4/8/47
                 Education: graduate of Westmar College
                 President and CEO* 9/1/2004-Present
                 Executive Vice President * 2/2003 to 5/2004
                 Senior Vice President, Individual Division 9/1999 - 2/2003 Director, AUL,12/2000 - present
                 Vice President, Individual Division 11/1998 - 9/1999
                 Vice President, Marketing, Individual Division 6/1992 - 9/1998

                 G. David Sapp
                 DOB: 12/3/46
                 Education: graduate of Indiana University
                 Sr. Vice President Investments *1/1992 to present Vice President., Securities *1/1980 to 1/1992

                 John C. Swhear
                 DOB: 5/31/61
                 Education: graduate Ball State University
                            graduate Indiana University School of Law
                 Assistant General Counsel and Investment Advisor Chief Compliance Officer *
                 6/2004 - present
                 Assistant General Counsel * 4/2003 - 6/2004
                 Senior Counsel * 8/2000 - 5/2003
                 Counsel * 11/96 to 8/2000

                 Kent Adams
                 DOB: 3/11/48
                 Education: graduate of Indiana University
                 Vice President, Fixed Income Securities *1/1992 to present Asst. Vice President, Securities *2/1984 to 1/1992

                 Gary G. Taylor
                 DOB: 8/18/46
                 Education: graduate of University of Evansville
                            graduate of I.U. School of Law
                 Associate General Counsel *8/1986 to present

                 Kathryn E. Hudspeth
                 DOB: 5/9/59
                 Education: graduate of Indiana Wesleyan & Ball State University Vice President. Equities *11/1994 to present
                 Asst. Vice President. Equities *8/1989 to 11/1994

                 Michael I. Bullock
                 DOB: 7/26/62
                 Education: graduate of Indiana University & Butler University V.P., Private Placements *11/08/2004 to Present
                 Asst. Vice President., Mortgage-Backed Securities *11/2000 to 11/08/2004

                 Craig A Lehman
                 DOB: 2/4/81
                 Education: graduate of Butler University
                 Research Analyst *1/04 to present
                 Workers' Compensation Case Mgr., Liberty Mutual Insurance *7/03 to 1/04
                 Investment Division Intern, AUL *5/2002 to 1/2003
                 Marketing Assistant, Merrill Lynch *12/2002-5/2002
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

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                 John C. Mason
                 DOB: 8/23/64
                 Education: graduate of Indiana University
                 Vice President, Marketable Corporate Bonds * 5/2003 to present Asst. Vice President, Marketable
                 Corporate Bonds                        8/1998 to 4/2003
                 Direct, Public Corporate Bonds         8/1995 to 8/1998
                 Investment Officer                     8/1994 to 8/1995

                 Matthew Hall
                 DOB: 12/31/71
                 Education: graduate of Western Kentucky University (BS and MBA) CFA & Investment Officer - Corporate Securities, AUL *09/2002 to Present
                 Financial Analyst III, First Tennessee National Bank,
                 5/1997 to 9/2002

                 Steven T. Holland
                 DOB: 10/10/58
                 Education: graduate of Miami University
                            graduate of Indiana University, Bloomington
                 Assistant V.P. Mortgage Loans *6/1996 to present

                 Robert E. Ferguson
                 DOB: 3/31/57
                 Education: graduate of Indiana University, Northwest Gary, IN graduate of IU School of Law
                 Deputy Counsel *8/06/2006 05/12/04 to present
                 Assistant General Counsel *12/1995 to 08/06/2004

                      * of applicant

II 7.(A)(B)(C)   AUL is a stock life insurance company existing under the laws of the State of Indiana. AUL primarily conducts a conventional life insurance, health insurance, reinsurance and annuity business. Applicant spends approximately 90% of its time conducting these activities.

II 8.C(1)        OneAmerica Securities, Inc.(Formerly known as: AUL Equity Sales
                 Corporation), a registered broker-dealer located at One
                 American Square, Indianapolis, Indiana 46206 is a wholly owned subsidiary of AUL is the distributor of all registered products offered by AUL.

II 8.c(2)        See Answer provided in ll 1.A of this Schedule F.

II 12.A (1)&(2)  The Board of Directors has adopted investment objectives for each of the portfolios. Additionally, the portfolios are subject to certain investment restrictions. Neither the investment objectives nor the investment restrictions may be changed without a majority vote of the shareholders of the affected Portfolio. The applicant has the authority to determine, without obtaining specific client consent, the amount and type of securities to be bought or sold, provided that the investment objectives and investment restrictions are followed.

II 12.A (3)&(4)  In executing transactions, the Adviser will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firms risk in positioning a block of securities. In effecting purchases and sales of portfolio securities in transactions on national stock exchanges for the account of a Portfolio, the Adviser may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as described below. In the case of securities trade on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or mark-up.

--------------------------------------------------------------------------------
             (C) 1996 ProFormWare, Inc. (portions of software only)

--------------------------------------------------------------------------------
II.9.E Some securities considered for investment by the Fund's Portfolios may also be appropriate for other accounts served by the Adviser, including the Adviser's general account. If a purchase or sale of securities consistent with the Investment policies of a Portfolio and one or more of these accounts served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and accounts in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Adviser and Board of Directors affiliates receive such services.
--------------------------------------------------------------------------------
             (C) 1996 ProFormWare, Inc. (portions of software only)

         No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

         There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

         The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                         (NO WITHDRAWAL CHARGE CONTRACT)
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED
                             LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE
                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               DATED: MAY 1, 2005

--------------------------------------------------------------------------------

                 This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options.
                 Individual Variable Annuity Contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., member NASD, SIPC, a wholly-owned subsidiary of AUL.

[LOGO OF AUL]
     AUL
a ONE AMERICA
financial partner

American United Life Insurance Company(R)
One American Square, P.O. Box 7127
Indianapolis, IN 46206-7127
www.aul.com

(C) 2005 American United Life Insurance Company(R). All rights reserved. OneAmerica(TM) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                      Form No. 3-14773F   (5/04)

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2005



              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT
                      Individual Variable Annuity Contracts

                                   Offered By

     American United Life Insurance Company(R) One American Square, P.O. Box
       7127 Indianapolis, Indiana 46282-7127 (800) 537-6442 - www.aul.com



                 Individual Annuity Service Office Mail Address:
                 P.O. Box 7127, Indianapolis, Indiana 46282-7127
                                 (800) 537-6442


          This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, StarPoint dated May 1, 2005.


          A Prospectus is available without charge by calling the number listed above or by mailing the Business Reply Mail card included in this Statement of Additional Information to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS
Description                                                                                        Page
GENERAL INFORMATION AND HISTORY.................................................................    3
DISTRIBUTION OF CONTRACTS.......................................................................    3
CUSTODY OF ASSETS...............................................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT......................................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS...............................    3
  403(b) Programs...............................................................................    4
  408 and 408A Programs.........................................................................    4
  457 Programs..................................................................................    5
  Employee Benefit Plans........................................................................    5
  Tax Penalty for All Annuity Contracts.........................................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities.............................    5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................................    6


FINANCIAL STATEMENTS............................................................................  11-23

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS


     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.


     OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.


                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

     The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

     The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

     Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

     The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

     Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS


     Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to a 403(b) Program to $14,000 a year for 2005 and $15,000 for 2006. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.


     Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $40,000, or (b) 100% of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

     The limits described above do not apply to amounts "rolled over" from another Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

     Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

     If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

     Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $4,000 per year (for 2005 through 2007; $5,000 per year for 2008 and thereafter) or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $500 (for 2005; $1,000 for 2006 and thereafter). For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $4,000 limit (for 2005 through 2007; $5,000 for 2008 and thereafter). The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.


     Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 15% of the Contract Owner's compensation, or (b) $40,000. Premiums paid through salary reduction are subject to additional annual limits.

     Withdrawals   from  Roth   IRAs  may  be  made   tax-free   under   certain
circumstances. Please consult your tax advisor for more details.


457 PROGRAMS

     Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $14,000 a year for 2005 and $15,000 for 2006 and thereafter, or (b) 100% of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three years ending before the Contract Owner reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.


     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.


     The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $40,000, or (b) 100% of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

     Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.



     In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.



WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND
   TAX-DEFERRED ANNUITIES

     Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

     All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2004 and 2003 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, and the financial statements of the AUL American Individual Variable Annuity Unit Trust, both appearing herein, have been audited by PricewaterhouseCoopers LLP as set forth in their reports thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT

     The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2004 are included in this Statement of Additional Information.


A Message
From
The President & Chief Executive Officer of
American United Life Insurance Company

To Participants in AUL American Individual Variable Annuity Unit Trust

Despite repeated shifts in expectations, investment markets provided better returns in 2004 than most skeptics believed possible. During the year, the U.S. economy continued expanding, though at a more subdued pace. The Federal Reserve reversed its accommodative policy by raising the federal funds rate five times in 2004 from 1% to 2.25%. In addition, investors had to contend with higher energy prices, a weak U.S. dollar, elevated deficits, and terrorism fears.

Given these fundamentals, one would have expected bond returns to collapse last year. But one of the major investment surprises in 2004 was the strength in fixed income investments. Despite rising short-term rates, yields on longer-term bonds actually fell from their peaks, resulting in an unusual rally in the long end of the bond market. U.S. taxable bond funds returned an average 4.5% in 2004, according to mutual fund tracker Lipper Inc. Riskier bonds performed well during the year as investors discounted the risks associated with lower quality issues.

For equity investors, the dynamics were slightly different. Strategists had expected positive, single digit returns for the year. Yet by the end of September 2004, the S&P 500, a commonly used equity index, had only advanced 1.5%. Fortunately, the stock market staged a rally during the fourth quarter as investors breathed a sigh of relief upon conclusion of the presidential election. The S&P 500 ended the year with a 10.9% investment return.

As we look forward to 2005, investors are obviously wondering what the New Year will bring. Most economists believe the economy will continue to expand at a moderate, yet sustainable pace. The Federal Reserve plans to continue raising short-term rates at a "measured pace". Oil prices are expected to remain above $40 a barrel, and inflationary pressures could increase. Based on this backdrop, long-term rates could come under pressure at some point, thereby limiting the upside potential for bonds.

Despite the concerns already mentioned, the stock market has the ability to provide positive returns in 2005 and could also outperform bonds. However, investors should always remember that a wise plan for all seasons is to diversify investment holdings.

In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.

                                                        /s/ Dayton H. Molendorp
                                                       Dayton H. Molendorp, CLU
                                         President & Chief Executive Officer of
                                        American United Life Insurance Company
Indianapolis, Indiana
February 8, 2005

                        Report of Independent Registered Public Accounting Firm


The Contract Owners of
AUL American Individual Variable Annuity Unit Trust and
Board of Directors of
American United Life Insurance Company


In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers

Indianapolis, IN
February 14, 2005


     AUL American Individual Variable Annuity Unit Trust
           STATEMENTS OF NET ASSETS
       December 31, 2004


                                                      OneAmerica Funds                                  Fidelity
                                 ------------------------------------------------------------- ------------------------------
                                 ------------------------------------------------------------- ------------------------------
                                                                  Investment                        VIP             VIP
                                     Value       Money Market     Grade Bond    Asset Director  High Income       Growth
                                 --------------  -------------- --------------- -------------- --------------- --------------
                                 --------------  -------------- --------------- -------------- --------------- --------------

Assets:
Investments at value              $ 48,545,616    $ 17,780,499    $ 23,216,468   $ 51,960,807     $ 8,097,991   $ 15,872,623
                                 --------------  -------------- --------------- -------------- --------------- --------------
                                 --------------  -------------- --------------- -------------- --------------- --------------
Net assets                        $ 48,545,616    $ 17,780,499    $ 23,216,468   $ 51,960,807     $ 8,097,991   $ 15,872,623
                                 ==============  ============== =============== ============== =============== ==============
                                 ==============  ============== =============== ============== =============== ==============

Class A
Net assets                        $ 19,293,061     $ 7,763,379    $ 12,984,701   $ 22,029,023     $ 2,901,742   $ 10,147,915
Units outstanding                    2,213,771       6,671,556       1,875,790      2,631,540         599,767      2,285,066
                                 --------------  -------------- --------------- -------------- --------------- --------------
                                 --------------  -------------- --------------- -------------- --------------- --------------
Accumulation unit value                 $ 8.72          $ 1.16          $ 6.92         $ 8.37          $ 4.84         $ 4.44
                                 ==============  ============== =============== ============== =============== ==============
                                 ==============  ============== =============== ============== =============== ==============

Class B
Net assets                        $ 29,252,555    $ 10,017,120    $ 10,231,767   $ 29,931,784     $ 5,196,249    $ 5,724,708
Units outstanding                    3,826,153      10,129,077       1,923,562      4,320,337         764,742        855,620
                                 --------------  -------------- --------------- -------------- --------------- --------------
                                 --------------  -------------- --------------- -------------- --------------- --------------
Accumulation unit value                 $ 7.65          $ 0.99          $ 5.32         $ 6.93          $ 6.79         $ 6.69
                                 ==============  ============== =============== ============== =============== ==============
                                 ==============  ============== =============== ============== =============== ==============



                                                                   Fidelity
                                 -----------------------------------------------------------------------------
                                 -----------------------------------------------------------------------------
                                      VIP             VIP            VIP             VIP            VIP
                                   Overseas      Asset Manager    Index 500     Equity-Income   Contrafund
                                 --------------  ------------------------------ ------------------------------
                                 --------------  -------------- --------------- -------------- ---------------

Assets:
Investments at value              $ 14,394,805    $ 13,658,434    $ 39,993,530   $ 21,532,313    $ 32,292,089
                                 --------------  -------------- --------------- -------------- ---------------
                                 --------------  -------------- --------------- -------------- ---------------
Net assets                        $ 14,394,805    $ 13,658,434    $ 39,993,530   $ 21,532,313    $ 32,292,089
                                 ==============  ============== =============== ============== ===============
                                 ==============  ============== =============== ============== ===============

Class A
Net assets                         $ 2,204,660     $ 9,116,359    $ 20,918,457    $ 8,682,124    $ 14,415,598
Units outstanding                      400,637       1,618,248       4,289,798      1,458,809       2,268,110
                                 --------------  -------------- --------------- -------------- ---------------
                                 --------------  -------------- --------------- -------------- ---------------
Accumulation unit value                 $ 5.50          $ 5.63          $ 4.88         $ 5.95          $ 6.36
                                 ==============  ============== =============== ============== ===============
                                 ==============  ============== =============== ============== ===============

Class B
Net assets                        $ 12,190,145     $ 4,542,075    $ 19,075,073   $ 12,850,189    $ 17,876,491
Units outstanding                    1,535,857         749,297       2,753,961      1,814,637       2,473,556
                                 --------------  -------------- --------------- -------------- ---------------
                                 --------------  -------------- --------------- -------------- ---------------
Accumulation unit value                 $ 7.94          $ 6.06          $ 6.93         $ 7.08          $ 7.23
                                 ==============  ============== =============== ============== ===============
                                 ==============  ============== =============== ============== ===============



    The accompanying notes are an integral part of the financial statements.




     AUL American Individual Variable Annuity Unit Trust
     STATEMENTS OF NET ASSETS (continued)
       December 31, 2004

                                       American Century                    Alger                Calvert
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------
                                       VP         VP Income       American       American       Social Mid-Cap
                                 International     & Growth        Growth       Small Cap        Growth
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------

Assets:
Investments at value                $ 3,656,923   $ 16,174,204   $ 24,764,372    $ 5,198,568    $ 1,836,438
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------
Net assets                          $ 3,656,923   $ 16,174,204   $ 24,764,372    $ 5,198,568    $ 1,836,438
                                 ===========================================================================
                                 ===========================================================================

Class A
Net assets                          $ 1,600,741    $ 4,320,026   $ 15,518,932    $ 3,347,009    $ 1,573,031
Units outstanding                       307,549        800,844      3,584,545      1,021,892        296,172
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------
Accumulation unit value                  $ 5.20         $ 5.39         $ 4.33         $ 3.28         $ 5.31
                                 ===========================================================================
                                 ===========================================================================

Class B
Net assets                          $ 2,056,182   $ 11,854,178    $ 9,245,440    $ 1,851,559      $ 263,407
Units outstanding                       294,943      1,664,439      1,330,914        229,048         37,556
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------
Accumulation unit value                  $ 6.97         $ 7.12         $ 6.95         $ 8.08         $ 7.01
                                 ===========================================================================
                                 ===========================================================================



                                                    PBHG Insurance Series                   T. Rowe Price
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------
                                                 Technology &     Mid-Cap
                                   Growth II    Communication      Value        Small Cap    Equity Income
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------

Assets:
Investments at value                $ 1,916,205    $ 2,907,061      $ 447,725      $ 351,010   $ 31,445,172
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------
Net assets                          $ 1,916,205    $ 2,907,061      $ 447,725      $ 351,010   $ 31,445,172
                                 ===========================================================================
                                 ===========================================================================

Class A
Net assets                          $ 1,635,506    $ 2,635,017      $ 171,536       $ 85,195   $ 18,204,097
Units outstanding                       410,501      1,081,166         22,102         10,952      2,691,703
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------
Accumulation unit value                  $ 3.98         $ 2.44         $ 7.76         $ 7.78         $ 6.76
                                 ===========================================================================
                                 ===========================================================================

Class B
Net assets                            $ 280,699      $ 272,044      $ 276,189      $ 265,815   $ 13,241,075
Units outstanding                        42,991         36,104         36,370         34,917      1,884,583
                                 ---------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------
Accumulation unit value                  $ 6.53         $ 7.54         $ 7.59         $ 7.61         $ 7.03
                                 ===========================================================================
                                 ===========================================================================



    The accompanying notes are an integral part of the financial statements.




     AUL American Individual Variable Annuity Unit Trust
     STATEMENTS OF NET ASSETS (continued)
       December 31, 2004

                                         T.Rowe Price                      Janus                        Pioneer
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
                                  Limited-Term     Mid-Cap       Worldwide       Flexible         VCT           Growth
                                      Bond          Growth         Growth         Income       Portfolio    Opportunities
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------

Assets:
Investments at value               $ 16,058,002   $ 19,004,464   $ 15,429,532   $ 22,095,882    $ 2,346,313    $ 9,831,601
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Net assets                         $ 16,058,002   $ 19,004,464   $ 15,429,532   $ 22,095,882    $ 2,346,313    $ 9,831,601
                                 ==========================================================================================
                                 ==========================================================================================

Class A
Net assets                          $ 5,201,339    $ 6,644,280    $ 8,957,993    $ 8,469,226    $ 1,431,664    $ 5,342,798
Units outstanding                       798,838      1,030,272      1,867,012      1,209,486        355,113        758,107
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Accumulation unit value                  $ 6.51         $ 6.45         $ 4.80         $ 7.00         $ 4.03         $ 7.05
                                 ==========================================================================================
                                 ==========================================================================================

Class B
Net assets                         $ 10,856,663   $ 12,360,184    $ 6,471,539   $ 13,626,656      $ 914,649    $ 4,488,803
Units outstanding                     2,113,637      1,549,178      1,022,487      2,528,720        139,714        526,938
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Accumulation unit value                  $ 5.14         $ 7.98         $ 6.33         $ 5.39         $ 6.55         $ 8.52
                                 ==========================================================================================
                                 ==========================================================================================



                                                                            AIM
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
                                                  Financial        Health                     Real Estate
                                    Dynamics       Services       Sciences      Utilities     Opportunity     High Yield
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------

Assets:
Investments at value                $ 1,109,600      $ 717,564    $ 1,240,275    $ 2,478,424    $ 1,702,345    $ 1,009,793
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Net assets                          $ 1,109,600      $ 717,564    $ 1,240,275    $ 2,478,424    $ 1,702,345    $ 1,009,793
                                 ==========================================================================================
                                 ==========================================================================================

Class A
Net assets                            $ 881,937      $ 433,028      $ 926,935    $ 1,008,382    $ 1,293,292      $ 584,218
Units outstanding                       166,468         71,726        177,050        193,329        127,962        107,492
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Accumulation unit value                  $ 5.30         $ 6.04         $ 5.24         $ 5.22        $ 10.11         $ 5.43
                                 ==========================================================================================
                                 ==========================================================================================

Class B
Net assets                            $ 227,663      $ 284,536      $ 313,340    $ 1,470,042      $ 409,053      $ 425,575
Units outstanding                        29,909         41,468         46,784        207,881         44,278         78,992
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Accumulation unit value                  $ 7.61         $ 6.86         $ 6.70         $ 7.07         $ 9.24         $ 5.39
                                 ==========================================================================================
                                 ==========================================================================================


    The accompanying notes are an integral part of the financial statements.




     AUL American Individual Variable Annuity Unit Trust
     STATEMENTS OF NET ASSETS (continued)
       December 31, 2004

                                               Neuberger/Berman                                 Dreyfus
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
                                         AMT Fasciano          AMT Limited            VIF                Technology
                                    Class S      AMT Regency   Maturity Bond      Appreciation             Growth
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------

Assets:
Investments at value                $ 2,254,580    $ 3,164,081    $ 8,027,463             $ 68,898                $ 10,079
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Net assets                          $ 2,254,580    $ 3,164,081    $ 8,027,463             $ 68,898                $ 10,079
                                 ==========================================================================================
                                 ==========================================================================================

Class A
Net assets                            $ 262,247      $ 402,859      $ 696,537              $ 1,278                 $ 2,569
Units outstanding                        37,186         50,210        136,858                  246                     499
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Accumulation unit value                  $ 7.05         $ 8.02         $ 5.09               $ 5.20                  $ 5.15
                                 ==========================================================================================
                                 ==========================================================================================

Class B
Net assets                          $ 1,992,333    $ 2,761,222    $ 7,330,926             $ 67,620                 $ 7,510
Units outstanding                       288,683        350,263      1,471,996               13,103                   1,472
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Accumulation unit value                  $ 6.90         $ 7.88         $ 4.98               $ 5.16                  $ 5.10
                                 ==========================================================================================
                                 ==========================================================================================


    The accompanying notes are an integral part of the financial statements.




        AUL American Individual Variable Annuity Unit Trust
      STATEMENTS OF OPERATIONS
        For the year ended December 31, 2004


                                                           OneAmerica Funds                         Fidelity
                                      ------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------------------
                                                                      Investment                       VIP            VIP
                                          Value       Money Market    Grade Bond   Asset Director  High Income       Growth
                                      ------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------------------
Investment income:
Dividend income                            $ 336,811      $ 170,566      $ 846,554      $ 817,808      $ 465,276       $ 38,456
Mortality & expense charges                  276,548        132,884        139,647        310,521         47,317         78,348
                                      ------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------------------
Net investment income (loss)                  60,263         37,682        706,907        507,287        417,959        (39,892)
                                      ------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------------------

Gain (loss) on investments:
Net realized gain (loss)                     809,647              -         38,047        932,316         60,644       (923,801)
Realized gain distributions                2,026,555              -              -      2,084,650              -              -
Net change in unrealized appreciation
 (depreciation)                            2,710,741              -        107,244      1,233,505        128,931      1,274,907
                                      ------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------------------
Net gain (loss)                            5,546,943              -        145,291      4,250,471        189,575        351,106
                                      ------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------------------

Increase (decrease)  in net assets from $ 5,607,206       $ 37,682      $ 852,198    $ 4,757,758      $ 607,534      $ 311,214
 operations
                                      ==========================================================================================
                                      ==========================================================================================





                                                                       Fidelity
                                      ---------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------
                                           VIP            VIP            VIP            VIP            VIP
                                         Overseas    Asset Manager    Index 500    Equity-Income   Contrafund
                                      ---------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------
Investment income:
Dividend income                             $ 23,602      $ 346,236      $ 388,867      $ 180,343       $ 87,504
Mortality & expense charges                   56,323         52,002        180,106         95,726        192,240
                                      ---------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------
Net investment income (loss)                 (32,721)       294,234        208,761         84,617       (104,736)
                                      ---------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------

Gain (loss) on investments:
Net realized gain (loss)                     158,551       (143,093)       340,268        119,663        122,006
Realized gain distributions                        -              -              -         43,081              -
Net change in unrealized appreciation      1,325,899        489,106      2,891,749      1,663,095      3,979,765
 (depreciation)
                                      ---------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------
Net gain (loss)                            1,484,450        346,013      3,232,017      1,825,839      4,101,771
                                      ---------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------

Increase (decrease)  in net assets from $ 1,451,729      $ 640,247    $ 3,440,778    $ 1,910,456    $ 3,997,035
 operations
                                      ===========================================================================
                                      ===========================================================================



    The accompanying notes are an integral part of the financial statements.





        AUL American Individual Variable Annuity Unit Trust
        STATEMENTS OF OPERATIONS (continued)
        For the year ended December 31, 2004


                                             American Century                    Alger                    Calvert
                                       ------------------------------ ------------------------------- -----------------
                                       ------------------------------ ------------------------------- -----------------
                                            VP          VP Income       American        American       Social Mid-Cap
                                       International     & Growth        Growth         Small Cap          Growth
                                       -------------- --------------- -------------- ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------
Investment income:
Dividend income                             $ 10,337        $ 94,348            $ -              $ -               $ -
Mortality & expense charges                   18,291          63,236        112,499           12,170             1,772
                                       -------------- --------------- -------------- ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------
Net investment income (loss)                  (7,954)         31,112       (112,499)         (12,170)           (1,772)
                                       -------------- --------------- -------------- ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                     233,098          75,335         25,350          118,101           (45,936)
Realized gain distributions                        -               -              -                -                 -
Net change in unrealized appreciation        233,079       1,292,185      1,227,476          579,660           209,892
 (depreciation)
                                       -------------- --------------- -------------- ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------
Net gain (loss)                              466,177       1,367,520      1,252,826          697,761           163,956
                                       -------------- --------------- -------------- ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------

Increase (decrease)  in net assets from $  458,223     $ 1,398,632    $ 1,140,327        $ 685,591         $ 162,184
 operations
                                       ============== =============== ============== ================ =================
                                       ============== =============== ============== ================ =================





                                           PBHG Insurance Series                                      T. Rowe Price
                                       -------------------------------------------------------------- -----------------
                                       -------------------------------------------------------------- -----------------
                                                       Technology &      Mid-Cap
                                         Growth II     Communication      Value         Small Cap      Equity Income
                                       -------------- ------------------------------ ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------
Investment income:
Dividend income                                  $ -             $ -            $ -              $ -         $ 445,007
Mortality & expense charges                    2,528           2,524          1,731            2,093           140,775
                                       -------------- --------------- -------------- ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------
Net investment income (loss)                  (2,528)         (2,524)        (1,731)          (2,093)          304,232
                                       -------------- --------------- -------------- ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                       5,097         (48,114)        13,362            2,522           305,803
Realized gain distributions                        -               -          6,407                -           664,525
Net change in unrealized appreciation        105,382         229,083         47,390           43,294         2,590,964
 (depreciation)
                                       -------------- --------------- -------------- ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------
Net gain (loss)                              110,479         180,969         67,159           45,816         3,561,292
                                       -------------- --------------- -------------- ---------------- -----------------
                                       -------------- --------------- -------------- ---------------- -----------------

Increase (decrease)  in net assets from $    107,951       $ 178,445       $ 65,428         $ 43,723       $ 3,865,524
 operations
                                       ============== =============== ============== ================ =================
                                       ============== =============== ============== ================ =================



    The accompanying notes are an integral part of the financial statements.





        AUL American Individual Variable Annuity Unit Trust
        STATEMENTS OF OPERATIONS (continued)
        For the year ended December 31, 2004


                                              T. Rowe Price                    Janus                         Pioneer
                                      -------------------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------------------
                                       Limited-Term     Mid-Cap       Worldwide       Flexible          VCT           Growth
                                           Bond          Growth         Growth         Income        Portfolio     Opportunities
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------
Investment income:
Dividend income                            $ 417,280            $ -      $ 155,135    $ 1,222,769        $ 24,758            $ -
Mortality & expense charges                   97,867        131,571         80,912        140,209          10,797         48,866
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------
Net investment income (loss)                 319,413       (131,571)        74,223      1,082,560          13,961        (48,866)
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------

Gain (loss) on investments:
Net realized gain (loss)                      (7,746)       341,333        614,827         42,267         158,658      2,584,913
Realized gain distributions                        -              -              -        154,134               -              -
Net change in unrealized appreciation       (273,350)     2,465,475        (56,118)      (653,524)        (22,364)      (784,475)
 (depreciation)
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------
Net gain (loss)                             (281,096)     2,806,808        558,709       (457,123)        136,294      1,800,438
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------

Increase (decrease)  in net assets from      $38,317    $ 2,675,237      $ 632,932      $ 625,437       $ 150,255    $ 1,751,572
 operations
                                      ============================================================================ ==============
                                      ============================================================================ ==============








                                                                                AIM
                                      -------------------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------------------
                                                       Financial        Health                      Real Estate
                                         Dynamics       Services       Sciences      Utilities      Opportunity     High Yield
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------
Investment income:
Dividend income                                  $ -        $ 5,031            $ -       $ 45,665        $ 12,313      $ 153,430
Mortality & expense charges                    2,197          1,734          2,274         13,509           2,725          5,002
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------
Net investment income (loss)                  (2,197)         3,297         (2,274)        32,156           9,588        148,428
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------

Gain (loss) on investments:
Net realized gain (loss)                     125,377         96,049        161,260        220,986         205,976       (243,940)
Realized gain distributions                        -              -              -              -          26,998              -
Net change in unrealized appreciation         13,738        (45,826)       (78,841)       175,621         204,712        190,507
 (depreciation)
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------
Net gain (loss)                              139,115         50,223         82,419        396,607         437,686        (53,433)
                                      ---------------------------------------------------------------------------- --------------
                                      ---------------------------------------------------------------------------- --------------

Increase (decrease)  in net assets from $  136,918       $ 53,520       $ 80,145      $ 428,763       $ 447,274       $ 94,995
 operations
                                      ============================================================================ ==============
                                      ============================================================================ ==============



    The accompanying notes are an integral part of the financial statements.





         AUL American Individual Variable Annuity Unit Trust
        STATEMENTS OF OPERATIONS (continued)
        For the year ended December 31, 2004


                                             Neuberger/Berman                                        Dreyfus
                                      -----------------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------------
                                        AMT Fasciano                     AMT Limited         VIF           Technology
                                          Class S       AMT Regency     Maturity Bond    Appreciation        Growth
                                      ---------------- --------------- -------------------------------- -----------------
                                      ---------------- --------------- -------------------------------- -----------------
                                                                                       For the period    For the period
                                                                                        from 05/28/04    from 05/28/04
                                                                                       (commencement)    (commencement)
Investment income:                                                                       to 12/31/04      to 12/31/04
                                      ---------------- --------------- -------------------------------- -----------------
                                      ---------------- --------------- -------------------------------- -----------------
Dividend income                                   $ -           $ 440        $ 208,531           $ 950               $ -
Mortality & expense charges                    11,240          14,631           20,417              94                16
                                      ---------------- --------------- -------------------------------- -----------------
                                      ---------------- --------------- -------------------------------- -----------------
Net investment income (loss)                  (11,240)        (14,191)         188,114             856               (16)
                                      ---------------- --------------- -------------------------------- -----------------
                                      ---------------- --------------- -------------------------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                        4,046          15,180             (132)              1                13
Realized gain distributions                     4,947               -                -               -                 -
Net change in unrealized appreciation         160,841         353,432         (213,050)          1,053               550
 (depreciation)
                                      ---------------- --------------- -------------------------------- -----------------
                                      ---------------- --------------- -------------------------------- -----------------
Net gain (loss)                               169,834         368,612         (213,182)          1,054               563
                                      ---------------- --------------- -------------------------------- -----------------
                                      ---------------- --------------- -------------------------------- -----------------

Increase (decrease)  in net assets from $     158,594       $ 354,421        $ (25,068)        $ 1,910             $ 547
 operations
                                      ================ =============== ================================ =================
                                      ================ =============== ================================ =================



    The accompanying notes are an integral part of the financial statements.



AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS


                                                                        OneAmerica Funds
                                   --------------------------------------------------------------------------------------------
                                   --------------------------------------------------------------------------------------------
                                       Value                      Money Market                       Investment Grade Bond
                                   ----------------------------- ------------------------------- ------------------------------
                                   ----------------------------- ------------------------------- ------------------------------

                                       Year           Year            Year           Year             Year           Year
                                       ended          ended          ended           ended           ended          ended
                                    12/31/2004     12/31/2003      12/31/2004     12/31/2003       12/31/2004     12/31/2003
                                   -------------- -------------- ------------------------------- ------------------------------
                                   -------------- -------------- ------------------------------- ------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)            $ 60,263      $ 146,664        $ 37,682        $ 76,053       $ 706,907      $ 834,325
Net realized gain (loss)                 809,647        (86,969)              -               -          38,047        183,980
Realized gain distributions            2,026,555              -               -               -               -              -
Net change in unrealized appreciation   2,710,741      6,083,614               -               -         107,244       (258,865)
 (depreciation)
                                   -------------- -------------- ------------------------------- ------------------------------
                                   -------------- -------------- ------------------------------- ------------------------------

Increase (decrease)
in net assets                          5,607,206       6,143,309          37,682          76,053         852,198        759,440
                                   -------------- -------------- ------------------------------- ------------------------------
                                   -------------- -------------- ------------------------------- ------------------------------


Contract owner transactions:
Proceeds from units sold              19,886,709     18,085,286      47,826,393     302,598,509      10,458,326     22,137,196
Cost of units redeemed                (7,196,792)    (3,262,943)    (50,546,558)   (318,102,166)     (9,947,550)   (13,514,875)
Account charges                         (440,848)      (224,817)       (234,410)       (321,896)       (286,423)      (230,167)
                                   -------------- -------------- ------------------------------- ------------------------------
                                   -------------- -------------- ------------------------------- ------------------------------
Increase (decrease)                   12,249,069     14,597,526      (2,954,575)    (15,825,553)        224,353      8,392,154
                                   -------------- -------------- ------------------------------- ------------------------------
                                   -------------- -------------- ------------------------------- ------------------------------
Net increase (decrease)               17,856,275     20,740,835      (2,916,893)    (15,749,500)      1,076,550      9,151,594
Net assets, beginning                 30,689,341      9,948,506      20,697,392      36,446,892      22,139,918     12,988,324
                                   -------------- -------------- ------------------------------- ------------------------------
                                   -------------- -------------- ------------------------------- ------------------------------
Net assets, ending                  $ 48,545,616   $ 30,689,341    $ 17,780,499    $ 20,697,392    $ 23,216,468   $ 22,139,918
                                   ============== ============== =============================== ==============================
                                   ============== ============== =============================== ==============================

Units sold                             2,787,205      3,085,203      44,601,463     267,151,489       1,889,715      3,817,345
Units redeemed                        (1,030,038)      (593,731)    (47,173,687)   (279,471,581)     (1,789,799)    (2,166,521)
                                   -------------- -------------- ------------------------------- ------------------------------
                                   -------------- -------------- ------------------------------- ------------------------------
Net increase (decrease)                1,757,167      2,491,472      (2,572,224)    (12,320,092)         99,916      1,650,824
Units outstanding, beginning           4,282,757      1,791,285      19,372,857      31,692,949       3,699,436      2,048,612
                                   -------------- -------------- ------------------------------- ------------------------------
                                   -------------- -------------- ------------------------------- ------------------------------
Units outstanding, ending              6,039,924      4,282,757      16,800,633      19,372,857       3,799,352      3,699,436
                                   ============== ============== =============================== ==============================



    The accompanying notes are an integral part of the financial statements.



AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                        OneAmerica Funds                                 Fidelity
                                   ----------------------------- ------------------------------------------------------------
                                   ----------------------------- ------------------------------------------------------------
                                   Asset Director                VIP High Income                 VIP Growth
                                   ----------------------------- ------------------------------------------------------------
                                   ----------------------------- ------------------------------------------------------------

                                       Year           Year            Year           Year           Year           Year
                                       ended          ended          ended          ended          ended          ended
                                    12/31/2004     12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)           $ 507,287      $ 450,108       $ 417,959      $ 127,702      $ (39,892)       $ 7,785
Net realized gain (loss)                 932,316        (13,169)         60,644         24,010       (923,801)      (757,645)
Realized gain distributions            2,084,650              -               -              -              -              -
Net change in unrealized appreciation 1,233,505       5,365,690         128,931        661,006      1,274,907      3,674,359
 (depreciation)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease)
in net assets                          4,757,758       5,802,629         607,534        812,718        311,214      2,924,499
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------


Contract owner transactions:
Proceeds from units sold              20,084,923     22,321,408       7,214,378      8,647,470      7,632,540      5,836,519
Cost of units redeemed                (7,960,975)    (4,861,061)     (6,716,419)    (4,051,765)    (6,419,398)    (1,675,234)
Account charges                         (493,627)      (282,827)        (72,494)       (44,888)      (200,636)      (134,548)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Increase (decrease)                   11,630,321     17,177,520         425,465      4,550,817      1,012,506      4,026,737
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)               16,388,079     22,980,149       1,032,999      5,363,535      1,323,720      6,951,236
Net assets, beginning                 35,572,728     12,592,579       7,064,992      1,701,457     14,548,903      7,597,667
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net assets, ending                  $ 51,960,807    $35,572,728     $ 8,097,991    $ 7,064,992   $ 15,872,623   $ 14,548,903
                                   ============== ============== ============================================================
                                   ============== ============== ============================================================

Units sold                             3,026,725      3,814,504       1,400,172      1,901,749      1,282,404      1,216,581
Units redeemed                        (1,204,114)      (824,388)     (1,463,245)      (964,665)    (1,228,246)      (479,578)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)                1,822,611      2,990,116         (63,073)       937,084         54,158        737,003
Units outstanding, beginning           5,129,266      2,139,150       1,427,582        490,498      3,086,528      2,349,525
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Units outstanding, ending              6,951,877      5,129,266       1,364,509      1,427,582      3,140,686      3,086,528
                                   ============== ============== ============================================================



    The accompanying notes are an integral part of the financial statements.





AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                           Fidelity
                                   ------------------------------------------------------------------------------------------
                                   ------------------------------------------------------------------------------------------
                                           VIP Overseas                VIP Asset Manager               VIP Index 500
                                   ----------------------------- ------------------------------------------------------------
                                   ----------------------------- ------------------------------------------------------------

                                       Year           Year            Year           Year           Year           Year
                                       ended          ended          ended          ended          ended          ended
                                    12/31/2004     12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)           $ (32,721)       $ 4,592       $ 294,234      $ 299,368      $ 208,761      $ 174,313
Net realized gain (loss)                 158,551        413,259        (143,093)      (322,676)       340,268     (3,318,672)
Realized gain distributions                    -              -               -              -              -              -
Net change in unrealized appreciation 1,325,899         221,479         489,106      1,689,066      2,891,749      8,333,132
 (depreciation)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease)
in net assets                          1,451,729        639,330         640,247      1,665,758      3,440,778      5,188,773
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------


Contract owner transactions:
Proceeds from units sold              16,106,672     13,525,719       2,933,997      4,985,271     13,822,767     23,064,921
Cost of units redeemed                (5,403,453)   (12,542,719)     (1,937,693)    (2,019,105)    (5,397,886)   (12,747,707)
Account charges                          (60,603)       (14,995)       (168,871)      (133,387)      (399,394)      (251,173)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Increase (decrease)                   10,642,616        968,005         827,433      2,832,779      8,025,487     10,066,041
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)               12,094,345      1,604,335       1,467,680      4,498,537     11,466,265     15,254,814
Net assets, beginning                  2,300,460        696,125      12,190,754      7,692,217     28,527,265     13,272,451
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net assets, ending                  $ 14,394,805    $ 2,300,460    $ 13,658,434   $ 12,190,754    $39,993,530    $28,527,265
                                   ============== ============== ============================================================
                                   ============== ============== ============================================================

Units sold                             2,560,448      3,451,512         506,273        980,477      2,295,135      5,194,926
Units redeemed                        (1,075,221)    (3,206,346)       (380,053)      (438,811)    (1,098,943)    (3,213,372)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)                1,485,227        245,166         126,220        541,666      1,196,192      1,981,554
Units outstanding, beginning             451,267        206,101       2,241,325      1,699,659      5,847,567      3,866,013
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Units outstanding, ending              1,936,494        451,267       2,367,545      2,241,325      7,043,759      5,847,567
                                   ============== ============== ============================================================



    The accompanying notes are an integral part of the financial statements.





AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                            Fidelity                                 American Century
                                   ------------------------------------------------------------------------------------------
                                   ------------------------------------------------------------------------------------------
                                        VIP Equity-Income        VIP Contrafund                     VP International
                                   ----------------------------- ------------------------------------------------------------
                                   ----------------------------- ------------------------------------------------------------

                                       Year           Year            Year           Year           Year           Year
                                       ended          ended          ended          ended          ended          ended
                                    12/31/2004     12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)            $ 84,617       $ 95,067      $ (104,736)      $ (4,459)      $ (7,954)       $ 5,661
Net realized gain (loss)                 119,663       (247,996)        122,006       (299,052)       233,098        312,673
Realized gain distributions               42,981              -               -              -              -              -
Net change in unrealized appreciation 1,663,095        2,476,747       3,979,765      4,365,887        233,079        145,162
 (depreciation)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease)
in net assets                          1,910,356     2,323,818       3,997,035      4,062,376        458,223        463,496
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------


Contract owner transactions:
Proceeds from units sold              11,390,736      5,673,914       8,038,273     13,503,025      6,119,824     11,206,125
Cost of units redeemed                (3,022,581)    (2,042,248)     (3,097,966)    (2,811,727)    (5,272,384)   (10,191,291)
Account charges                         (184,862)      (108,620)       (325,261)      (194,363)       (32,601)       (16,585)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Increase (decrease)                    8,183,293      3,523,046       4,615,046     10,496,935        814,839        998,249
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)               10,093,649      5,846,864       8,612,081     14,559,311      1,273,062      1,461,745
Net assets, beginning                 11,438,664      5,591,800      23,680,008      9,120,697      2,383,861        922,116
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net assets, ending                  $ 21,532,313   $ 11,438,664     $32,292,089    $23,680,008    $ 3,656,923    $ 2,383,861
                                   ============== ============== ============================================================
                                   ============== ============== ============================================================

Units sold                             1,777,709      1,154,999       1,262,399      2,535,312      1,151,018      2,834,282
Units redeemed                          (549,265)      (475,711)       (562,438)      (622,394)    (1,051,794)    (2,584,519)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)                1,228,444        679,288         699,961      1,912,918         99,224        249,763
Units outstanding, beginning           2,045,001      1,365,713       4,041,705      2,128,787        503,268        253,505
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Units outstanding, ending              3,273,445      2,045,001       4,741,666      4,041,705        602,492        503,268
                                   ============== ============== ============================================================



    The accompanying notes are an integral part of the financial statements.





AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                         American Century                                   Alger
                                   ----------------------------- -------------------------------------------------------------
                                   ----------------------------- -------------------------------------------------------------
                                        VP Income & Growth              American Growth              American Small Cap
                                   ----------------------------- -------------------------------------------------------------
                                   ----------------------------- -------------------------------------------------------------

                                       Year           Year            Year           Year           Year           Year
                                       ended          ended          ended          ended          ended           ended
                                    12/31/2004     12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)            $ 31,112       $ 25,111      $ (112,499)     $ (31,829)     $ (12,170)       $ (2,531)
Net realized gain (loss)                  75,335        (88,812)         25,350       (271,575)       118,101            (472)
Realized gain distributions                    -              -               -              -              -               -
Net change in unrealized appreciation 1,292,185       1,178,388       1,227,476      5,363,389        579,660         458,659
 (depreciation)
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------

Increase (decrease)
in net assets                          1,398,632      1,114,687       1,140,327      5,059,985        685,591         455,656
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------


Contract owner transactions:
Proceeds from units sold               9,877,159      3,934,831       3,982,503      9,903,512      2,043,168     160,428,222
Cost of units redeemed                (1,211,240)    (1,165,902)     (4,043,400)    (2,751,950)    (1,773,881)   (157,935,864)
Account charges                          (96,781)       (48,843)       (303,434)      (218,335)       (48,556)        (47,034)
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Increase (decrease)                    8,569,138      2,720,086        (364,331)     6,933,227        220,731       2,445,324
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Net increase (decrease)                9,967,770      3,834,773         775,996     11,993,212        906,322       2,900,980
Net assets, beginning                  6,206,434      2,371,661      23,988,376     11,995,164      4,292,246       1,391,266
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Net assets, ending                  $ 16,174,204    $ 6,206,434     $24,764,372    $23,988,376    $ 5,198,568     $ 4,292,246
                                   ============== ============== =============================================================
                                   ============== ============== =============================================================

Units sold                             1,537,817        778,505         711,808      1,999,976        431,788      76,741,813
Units redeemed                          (232,530)      (261,238)       (952,025)      (794,946)      (601,701)    (76,025,791)
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Net increase (decrease)                1,305,287        517,267        (240,217)     1,205,030       (169,913)        716,022
Units outstanding, beginning           1,159,996        642,729       5,155,676      3,950,646      1,420,853         704,831
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Units outstanding, ending              2,465,283      1,159,996       4,915,459      5,155,676      1,250,940       1,420,853
                                   ============== ============== =============================================================


    The accompanying notes are an integral part of the financial statements.




AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                             Calvert                                PBHG Insurance Series
                                   ----------------------------- -------------------------------------------------------------
                                   ----------------------------- -------------------------------------------------------------
                                      Social Mid-Cap Growth                Growth II             Technology & Communication
                                   ----------------------------- -------------------------------------------------------------
                                   ----------------------------- -------------------------------------------------------------

                                       Year           Year            Year           Year           Year           Year
                                       ended          ended          ended          ended          ended           ended
                                    12/31/2004     12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)            $ (1,772)        $ (222)       $ (2,528)        $ (401)      $ (2,524)         $ (394)
Net realized gain (loss)                 (45,936)       (70,974)          5,097        (25,877)       (48,114)       (161,893)
Realized gain distributions                    -              -               -              -              -               -
Net change in unrealized appreciation 209,892           448,262         105,382        390,259        229,083       1,148,100
 (depreciation)
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------

Increase (decrease)
in net assets                           162,184         377,066         107,951        363,981        178,445         985,813
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------


Contract owner transactions:
Proceeds from units sold                 401,396        361,910         243,453        437,689        510,744         905,242
Cost of units redeemed                  (376,968)      (188,412)       (346,668)      (231,753)      (822,046)       (810,477)
Account charges                          (22,259)       (17,573)        (23,254)       (20,256)       (39,987)        (35,246)
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Increase (decrease)                        2,169        155,925        (126,469)       185,680       (351,289)         59,519
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Net increase (decrease)                  164,353        532,991         (18,518)       549,661       (172,844)      1,045,332
Net assets, beginning                  1,672,085      1,139,094       1,934,723      1,385,062      3,079,905       2,034,573
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Net assets, ending                   $ 1,836,438    $ 1,672,085     $ 1,916,205    $ 1,934,723    $ 2,907,061     $ 3,079,905
                                   ============== ============== =============================================================
                                   ============== ============== =============================================================

Units sold                                71,933         85,393          48,913        114,378        153,589         456,431
Units redeemed                           (80,180)       (52,177)        (96,823)       (78,408)      (350,186)       (433,755)
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Net increase (decrease)                   (8,247)        33,216         (47,910)        35,970       (196,597)         22,676
Units outstanding, beginning             341,975        308,759         501,402        465,432      1,313,867       1,291,191
                                   -------------- -------------- -------------------------------------------------------------
                                   -------------- -------------- -------------------------------------------------------------
Units outstanding, ending                333,728        341,975         453,492        501,402      1,117,270       1,313,867
                                   ============== ============== =============================================================

    The accompanying notes are an integral part of the financial statements.




AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                       PBHG Insurance Series                                    T. Rowe Price
                                   ------------------------------------------------------------------------------------------
                                   ------------------------------------------------------------------------------------------
                                   Mid-Cap Value                   Small Cap                           Equity Income
                                   ------------------------------ -----------------------------------------------------------
                                   ------------------------------ -----------------------------------------------------------
                                                 For the period                 For the period
                                       Year      from 05/01/2003      Year      from 05/01/2003     Year           Year
                                       ended     (commencement)      ended      (commencement)      ended          ended
                                    12/31/2004    to 12/31/2003    12/31/2004    to 12/31/2003   12/31/2004     12/31/2003
                                   ------------------------------ ------------- ------------------------------ --------------
                                   ------------------------------ ------------- ------------------------------ --------------

Increase (decrease) in net assets from operations:
Net investment income (loss)            $ (1,731)          $ (18)     $ (2,093)          $ (139)    $ 304,232      $ 275,913
Net realized gain (loss)                  13,362             331         2,522               82       305,803       (210,921)
Realized gain distributions                6,407               -             -                -       664,525              -
Net change in unrealized appreciation     47,390           14,517        43,294            4,942     2,590,964      4,351,219
 (depreciation)
                                   ------------------------------ ------------- ------------------------------ --------------
                                   ------------------------------ ------------- ------------------------------ --------------

Increase (decrease)
in net assets                           65,428             14,830        43,723            4,885     3,865,524      4,416,211
                                   ------------------------------ ------------- ------------------------------ --------------
                                   ------------------------------ ------------- ------------------------------ --------------


Contract owner transactions:
Proceeds from units sold                 313,456         149,761       281,155           80,687     6,843,963     12,437,930
Cost of units redeemed                   (86,447)         (6,069)      (51,464)          (6,898)   (3,993,696)    (3,985,629)
Account charges                           (2,729)           (505)       (1,041)             (37)     (327,557)      (229,141)
                                   ------------------------------ ------------- ------------------------------ --------------
                                   ------------------------------ ------------- ------------------------------ --------------
Increase (decrease)                      224,280         143,187       228,650           73,752     2,522,710      8,223,160
                                   ------------------------------ ------------- ------------------------------ --------------
                                   ------------------------------ ------------- ------------------------------ --------------
Net increase (decrease)                  289,708         158,017       272,373           78,637     6,388,234     12,639,371
Net assets, beginning                    158,017               -        78,637                -    25,056,938     12,417,567
                                   ------------------------------ ------------- ------------------------------ --------------
                                   ------------------------------ ------------- ------------------------------ --------------
Net assets, ending                     $ 447,725       $ 158,017     $ 351,010         $ 78,637   $31,445,172    $25,056,938
                                   ============================== ============= ============================== ==============
                                   ============================== ============= ============================== ==============

Units sold                                46,968          25,328        42,110           12,994     1,086,914      2,393,238
Units redeemed                           (12,710)         (1,114)       (8,067)          (1,168)     (697,690)      (854,136)
                                   ------------------------------ ------------- ------------------------------ --------------
                                   ------------------------------ ------------- ------------------------------ --------------
Net increase (decrease)                   34,258          24,214        34,043           11,826       389,224      1,539,102
Units outstanding, beginning              24,214               -        11,826                -     4,187,062      2,647,960
                                   ------------------------------ ------------- ------------------------------ --------------
                                   ------------------------------ ------------- ------------------------------ --------------
Units outstanding, ending                 58,472          24,214        45,869           11,826     4,576,286      4,187,062
                                   ============================== ============= ============================== ==============


    The accompanying notes are an integral part of the financial statements.





AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                       T. Rowe Price                                    Janus
                                   ---------------------------------------------------------- -----------------------------
                                   ---------------------------------------------------------- -----------------------------
                                        Limited-Term Bond             Mid-Cap Growth                Worldwide Growth
                                   ---------------------------------------------------------- -----------------------------
                                   ---------------------------------------------------------- -----------------------------

                                       Year          Year           Year           Year           Year           Year
                                       ended         ended         ended          ended           ended          ended
                                    12/31/2004    12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                   ---------------------------------------------------------- -------------- --------------
                                   ---------------------------------------------------------- -------------- --------------

Increase (decrease) in net assets from operations:
Net investment income (loss)           $ 319,413     $ 294,404     $ (131,571)     $ (34,399)      $ 74,223       $ 96,359
Net realized gain (loss)                  (7,746)       23,585        341,333         49,343        614,827     (1,703,569)
Realized gain distributions                    -        21,559              -              -              -              -
Net change in unrealized appreciation   (273,350)      (60,054)     2,465,475      2,299,950        (56,118)     4,169,256
 (depreciation)
                                   ---------------------------------------------------------- -------------- --------------
                                   ---------------------------------------------------------- -------------- --------------

Increase (decrease)
in net assets                              38,317      279,494      2,675,237      2,314,894        632,932      2,562,046
                                   ---------------------------------------------------------- -------------- --------------
                                   ---------------------------------------------------------- -------------- --------------


Contract owner transactions:
Proceeds from units sold               8,616,845     9,440,284      5,145,211      9,750,981      3,856,279     12,784,231
Cost of units redeemed                (3,675,050)   (2,698,977)    (1,953,159)    (1,826,830)    (3,723,155)    (8,105,168)
Account charges                         (146,193)     (104,703)      (175,411)       (87,257)      (187,272)      (133,444)
                                   ---------------------------------------------------------- -------------- --------------
                                   ---------------------------------------------------------- -------------- --------------
Increase (decrease)                    4,795,602     6,636,604      3,016,641      7,836,894        (54,148)     4,545,619
                                   ---------------------------------------------------------- -------------- --------------
                                   ---------------------------------------------------------- -------------- --------------
Net increase (decrease)                4,833,919     6,916,098      5,691,878     10,151,788        578,784      7,107,665
Net assets, beginning                 11,224,083     4,307,985     13,312,586      3,160,798     14,850,748      7,743,083
                                   ---------------------------------------------------------- -------------- --------------
                                   ---------------------------------------------------------- -------------- --------------
Net assets, ending                  $ 16,058,002  $ 11,224,083   $ 19,004,464   $ 13,312,586   $ 15,429,532   $ 14,850,748
                                   ========================================================== ============== ==============
                                   ========================================================== ============== ==============

Units sold                             1,629,108     1,743,439        753,471      1,730,938        718,937      2,793,218
Units redeemed                          (694,259)     (464,027)      (332,963)      (374,656)      (782,847)    (1,936,397)
                                   ---------------------------------------------------------- -------------- --------------
                                   ---------------------------------------------------------- -------------- --------------
Net increase (decrease)                  934,849     1,279,412        420,508      1,356,282        (63,910)       856,821
Units outstanding, beginning           1,977,626       698,214      2,158,942        802,660      2,953,409      2,096,588
                                   ---------------------------------------------------------- -------------- --------------
                                   ---------------------------------------------------------- -------------- --------------
Units outstanding, ending              2,912,475     1,977,626      2,579,450      2,158,942      2,889,499      2,953,409
                                   ========================================================== ============== ==============



    The accompanying notes are an integral part of the financial statements.




AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                       Janus                                               Pioneer
                                   ----------------------------- ------------------------------------------------------------
                                   ------------------------------------------------------------------------------------------
                                          Flexible Income                VCT Portfolio             Growth Opportunities
                                   ------------------------------------------------------------------------------------------
                                   ----------------------------- ------------------------------------------------------------

                                       Year           Year            Year           Year           Year           Year
                                       ended          ended          ended          ended          ended          ended
                                    12/31/2004     12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)         $ 1,082,560      $ 634,734        $ 13,961       $ 15,770      $ (48,866)     $ (12,849)
Net realized gain (loss)                  42,267        116,042         158,658       (140,093)     2,584,913       (269,268)
Realized gain distributions              154,134              -               -              -              -              -
Net change in unrealized appreciation (653,524)         (76,719)        (22,364)       484,272       (784,475)     1,989,035
 (depreciation)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease)
in net assets                           625,437         674,057         150,255        359,949      1,751,572      1,706,918
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------


Contract owner transactions:
Proceeds from units sold               9,989,645     13,587,767         545,714        927,284      2,043,055      4,626,233
Cost of units redeemed                (4,867,270)    (4,733,311)       (468,865)      (382,442)    (1,431,002)    (1,223,053)
Account charges                         (227,943)      (164,160)        (26,452)       (21,065)      (101,943)       (54,366)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Increase (decrease)                    4,894,432      8,690,296          50,397        523,777        510,110      3,348,814
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)                5,519,869      9,364,353         200,652        883,726      2,261,682      5,055,732
Net assets, beginning                 16,576,013      7,211,660       2,145,661      1,261,935      7,569,919      2,514,187
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net assets, ending                   $22,095,882   $ 16,576,013     $ 2,346,313    $ 2,145,661    $ 9,831,601    $ 7,569,919
                                   ============== ============== ============================================================
                                   ============== ============== ============================================================

Units sold                             1,830,089      2,469,721         103,830        203,878        292,070        879,987
Units redeemed                          (874,737)      (826,149)       (114,904)      (118,615)      (227,766)      (283,034)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)                  955,352      1,643,572         (11,074)        85,263         64,304        596,953
Units outstanding, beginning           2,782,854      1,139,282         505,899        420,636      1,220,741        623,788
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Units outstanding, ending              3,738,206      2,782,854         494,825        505,899      1,285,045      1,220,741
                                   ============== ============== ============================================================


    The accompanying notes are an integral part of the financial statements.




AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                              AIM
                                   ------------------------------------------------------------------------------------------
                                   ------------------------------------------------------------------------------------------
                                             Dynamics                 Financial Services              Health Sciences
                                   ------------------------------------------------------------------------------------------
                                   ----------------------------- ------------------------------------------------------------

                                       Year           Year            Year           Year           Year           Year
                                       ended          ended          ended          ended          ended          ended
                                    12/31/2004     12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)            $ (2,197)        $ (380)        $ 3,297        $ 2,459       $ (2,274)        $ (223)
Net realized gain (loss)                 125,377        292,844          96,049        (16,128)       161,260        (19,310)
Realized gain distributions                    -              -               -              -              -              -
Net change in unrealized appreciation     13,738        123,173         (45,826)       107,147        (78,841)       201,709
 (depreciation)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease)
in net assets                           136,918         415,637          53,520         93,478         80,145        182,176
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------


Contract owner transactions:
Proceeds from units sold                 112,824     82,840,754         263,620        146,718        368,764        393,114
Cost of units redeemed                  (394,470)   (82,365,616)        (37,462)       (76,454)      (168,317)      (143,538)
Account charges                          (11,784)       (21,086)         (6,709)        (4,678)       (13,594)        (9,728)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Increase (decrease)                     (293,430)       454,052         219,449         65,586        186,853        239,848
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)                 (156,512)       869,689         272,971        159,064        266,998        422,024
Net assets, beginning                  1,266,112        396,423         444,593        285,529        973,277        551,253
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net assets, ending                   $ 1,109,600    $ 1,266,112       $ 717,564      $ 444,593    $ 1,240,275      $ 973,277
                                   ============== ============== ============================================================
                                   ============== ============== ============================================================

Units sold                                19,036     23,021,934          40,727         32,443         58,518         91,020
Units redeemed                           (83,506)   (22,878,434)         (7,842)       (19,440)       (34,806)       (37,675)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)                  (64,470)       143,500          32,885         13,003         23,712         53,345
Units outstanding, beginning             260,847        117,347          80,309         67,306        200,122        146,777
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Units outstanding, ending                196,377        260,847         113,194         80,309        223,834        200,122
                                   ============== ============== ============================================================



    The accompanying notes are an integral part of the financial statements.




AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                              AIM
                                   ------------------------------------------------------------------------------------------
                                   ------------------------------------------------------------------------------------------
                                             Utilities              Real Estate Opportunity             High Yield
                                   ------------------------------------------------------------------------------------------
                                   ----------------------------- ------------------------------------------------------------

                                       Year           Year            Year           Year           Year           Year
                                       ended          ended          ended          ended          ended          ended
                                    12/31/2004     12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)            $ 32,156       $ 25,130         $ 9,588       $ 26,254      $ 148,428       $ 58,186
Net realized gain (loss)                 220,986        (23,572)        205,976        141,013       (243,940)       295,440
Realized gain distributions                    -              -          26,998              -              -              -
Net change in unrealized appreciation     175,621       197,441         204,712        124,988        190,507       (152,936)
 (depreciation)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------

Increase (decrease)
in net assets                           428,763         198,999         447,274        292,255         94,995        200,690
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------


Contract owner transactions:
Proceeds from units sold                 733,181      1,552,154         561,715      1,216,091      1,252,071      3,344,778
Cost of units redeemed                  (433,376)      (480,268)       (432,413)      (911,873)    (1,384,731)    (2,774,209)
Account charges                          (20,212)       (12,024)        (15,692)       (10,671)        (9,442)        (8,968)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Increase (decrease)                      279,593      1,059,862         113,610        293,547       (142,102)       561,601
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)                  708,356      1,258,861         560,884        585,802        (47,107)       762,291
Net assets, beginning                  1,770,068        511,207       1,141,461        555,659      1,056,900        294,609
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net assets, ending                   $ 2,478,424    $ 1,770,068     $ 1,702,345    $ 1,141,461    $ 1,009,793    $ 1,056,900
                                   ============== ============== ============================================================
                                   ============== ============== ============================================================

Units sold                               128,483        335,556          68,678        202,620        244,337        638,168
Units redeemed                           (90,110)      (120,352)        (54,141)      (150,355)      (234,168)      (528,657)
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Net increase (decrease)                   38,373        215,204          14,537         52,265         10,169        109,511
Units outstanding, beginning             362,837        147,633         157,703        105,438        176,315         66,804
                                   -------------- -------------- ------------------------------------------------------------
                                   -------------- -------------- ------------------------------------------------------------
Units outstanding, ending                401,210        362,837         172,240        157,703        186,484        176,315
                                   ============== ============== ============================================================



    The accompanying notes are an integral part of the financial statements.




AUL American Individual Variable Annuity Unit Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                         Neuberger/Berman
                                   -------------------------------------------------------------------------------------------------
                                   -------------------------------------------------------------------------------------------------
                                       AMT Fasciano Class S       AMT Regency                        AMT Limited Maturity Bond
                                   ------------------------------ ------------------------------------------------------------------
                                   ------------------------------ ------------------------------------------------------------------
                                                 For the period                 For the period                    For the period
                                       Year      from 05/01/2003      Year      from 05/01/2003     Year         from 05/01/2003
                                       ended     (commencement)      ended      (commencement)      ended         (commencement)
                                    12/31/2004    to12/31/2003     12/31/2004    to12/31/2003    12/31/2004        to12/31/2003
                                   ------------------------------ ------------- ------------------------------ ---------------------
                                   ------------------------------ ------------- ------------------------------ ---------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)           $ (11,240)          $ (92)    $ (14,191)             $ -     $ 188,114                  $ (8)
Net realized gain (loss)                   4,046              80        15,180              148          (132)                 (577)
Realized gain distributions                4,947               -             -                -             -                     -
Net change in unrealized appreciation    160,841           5,235       353,432            1,057      (213,050)                   47
 (depreciation)
                                   ------------------------------ ------------- ------------------------------ ---------------------
                                   ------------------------------ ------------- ------------------------------ ---------------------

Increase (decrease)
in net assets                           158,594            5,223       354,421            1,205       (25,068)                 (538)
                                   ------------------------------ ------------- ------------------------------ ---------------------
                                   ------------------------------ ------------- ------------------------------ ---------------------


Contract owner transactions:
Proceeds from units sold               2,042,490         192,623     3,505,922           12,172     8,145,414               295,674
Cost of units redeemed                  (115,899)        (19,720)     (695,643)          (1,219)      (98,261)             (272,671)
Account charges                           (8,557)           (174)      (12,745)             (32)      (17,078)                   (9)
                                   ------------------------------ ------------- ------------------------------ ---------------------
                                   ------------------------------ ------------- ------------------------------ ---------------------
Increase (decrease)                    1,918,034         172,729     2,797,534           10,921     8,030,075                22,994
                                   ------------------------------ ------------- ------------------------------ ---------------------
                                   ------------------------------ ------------- ------------------------------ ---------------------
Net increase (decrease)                2,076,628         177,952     3,151,955           12,126     8,005,007                22,456
Net assets, beginning                    177,952               -        12,126                -        22,456                     -
                                   ------------------------------ ------------- ------------------------------ ---------------------
                                   ------------------------------ ------------- ------------------------------ ---------------------
Net assets, ending                   $ 2,254,580       $ 177,952   $ 3,164,081         $ 12,126   $ 8,027,463              $ 22,456
                                   ============================== ============= ============================== =====================
                                   ============================== ============= ============================== =====================

Units sold                               317,539          31,573       501,058            2,050     1,627,448                58,793
Units redeemed                           (20,082)         (3,161)     (102,434)            (201)      (23,068)              (54,319)
                                   ------------------------------ ------------- ------------------------------ ---------------------
                                   ------------------------------ ------------- ------------------------------ ---------------------
Net increase (decrease)                  297,457          28,412       398,624            1,849     1,604,380                 4,474
Units outstanding, beginning              28,412               -         1,849                -         4,474                     -
                                   ------------------------------ ------------- ------------------------------ ---------------------
                                   ------------------------------ ------------- ------------------------------ ---------------------
Units outstanding, ending                325,869          28,412       400,473            1,849     1,608,854                 4,474
                                   ============================== ============= ============================== =====================


    The accompanying notes are an integral part of the financial statements.




AUL American Individual Variable Annuity Unit Trust
 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                 Dreyfus
                                   ---------------------------------
                                   ---------------------------------
                                   VIF Appreciation Technology Growth
                                   ---------------- ----------------
                                   ---------------- ----------------
                                   For the period   For the period
                                   from 05/28/2004  from 05/28/2004
                                   (commencement)   (commencement)
                                    to12/31/2004     to12/31/2004
                                   ---------------- ----------------
                                   ---------------- ----------------

Increase (decrease) in net assets from operations:
Net investment income (loss)                 $ 856            $ (16)
Net realized gain (loss)                         1               13
Realized gain distributions                      -                -
Net change in unrealized
appreciation (depreciation)                  1,053             550
                                   ---------------- ----------------
                                   ---------------- ----------------

Increase (decrease)
in net assets from operations                1,910              547
                                   ---------------- ----------------
                                   ---------------- ----------------


Contract owner transactions:
Proceeds from units sold                    67,019           10,074
Cost of units redeemed                           -             (529)
Account charges                                (31)             (13)
                                   ---------------- ----------------
                                   ---------------- ----------------
Increase (decrease)                         66,988            9,532
                                   ---------------- ----------------
                                   ---------------- ----------------
Net increase (decrease)                     68,898           10,079
Net assets, beginning                            -                -
                                   ---------------- ----------------
                                   ---------------- ----------------
Net assets, ending                        $ 68,898         $ 10,079
                                   ================ ================
                                   ================ ================

Units sold                                  13,355            2,086
Units redeemed                                  (6)            (115)
                                   ---------------- ----------------
                                   ---------------- ----------------
Net increase (decrease)                     13,349            1,971
Units outstanding, beginning                     -                -
                                   ---------------- ----------------
                                   ---------------- ----------------
Units outstanding, ending                   13,349            1,971
                                   ================ ================


    The accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series, Inc. (Calvert), Janus Aspen Series (Janus), Pioneer Investments (Pioneer), formerly Safeco Resources Series Trust (Safeco), T. Rowe Price Equity Series, Inc. and T Rowe Price Fixed Income Series, Inc. (T. Rowe Price), AIM Funds (AIM), formerly INVESCO Investment Funds, Inc. (INVESCO), Dreyfus Variable Investment Fund (Dreyfus), Neuberger Berman Advisers Management Trust (Neuberger/Berman), and PBHG Insurance Series Fund (PBHG Insurance Series).

On March 16, 2004, AUL redirected the Variable Accounts assets into the correct underlying mutual fund portfolios of INVESCO Variable Insurance Fund, Inc. On March 23, 2004, AUL contributed $ 59,734 to the Variable Account in order to credit all Contract Owners with appropriate Contract Values.

As of December 10, 2004, the Safeco RST Core Equity merger with the Pioneer VCT Portfolio and the Safeco RST Growth Opportunities became the Pioneer Growth Opportunities. As of October 15, 2004 all of the INVESCO Investment Funds became AIM Funds.

As of April 29, 2004, the INVESCO VIF Real Estate Opportunities changed its name to AIM V.I. Real Estate Fund Series I. Additionally, the INVESCO High Yield merged with AIM V.I. High Yield Fund Series I.

    Accumulation Units and Unit Value Classes

This Variable Account issues two classes of accumulation units. Class A units are issued with the SelectPoint Variable Annuity contracts and DirectPoint Variable Annuity contracts. Class B units are issued with the StarPoint Variable Annuity contracts.

    Security Valuation, Transactions and Related Income

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

    Related Party Transactions

AUL, the sponsor of the Variable Account, also acts series as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered by the Variable Account. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value 0.50%
Investment Grade Bond 0.50%
Money Market 0.40%
Asset Director 0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying Portfolios. In addition to these fees, account charges are paid to AUL.

    Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

    Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


2.   Account Charges

    Class A

No Withdrawal Charge Contract (DirectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.


Withdrawal Charge Contract (SelectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5)
withdrawal charges ranging from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free out provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Account Charges With respect to individual variable annuity policies funded by the Variable Account, total account charges during the period ended December 31, 2004 and the period ended December 31, 2003 were $4,746,699 and $3,207,601, respectively. Account charges are recorded as redemption in the accompanying statement of changes in net assets.

    Class B

Withdrawal Charge Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.15% per year, (3) an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No charge is currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

    Mortality, Expense Risk, and Administrative Fee Charges

AUL deducts a daily charge as compensation for the mortality, expense risks, and administrative fees assumed by AUL. The charge is equal on an annual basis to 1.30% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. This guarantee only applies to current contractholders. The charges incurred during the year ended December 31, 2004 and during the year ended December 31, 2003 were $2,503,326 and $664,656, respectively. In addition to these fees, AUL may assess account charges.

3.   Accumulation Unit Value

A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ended December 31, or from commencement of operations are presented below. The total returns presented are based on the change in unit values, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years in which operations have commenced. Total return does not include mortality and expense risk charges, which are imposed at the contract level. Therefore, total return would be lower if these charges were included.



         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------
                                                Class A
      OneAmerica Funds:
      Value
                           December 31, 2004                   $ 8.72         $ 19,293             N\A              15.0%
                                        2003                     7.58           16,528             N\A              36.6%
                                        2002                     5.55            9,949             N\A              -7.0%
                                        2001                     5.97            3,855             N\A              11.3%
                                        2000                     5.36              808             N\A              17.6%
      Money Market
                           December 31, 2004                     1.16            7,763             N\A               0.9%
                                        2003                     1.15           10,465             N\A               0.0%
                                        2002                     1.15           36,447             N\A               1.8%
                                        2001                     1.13           36,726             N\A               3.6%
                                        2000                     1.09           13,939             N\A               6.0%
      Investment Grade Bond
                           December 31, 2004                     6.92           12,985             N\A               4.1%
                                        2003                     6.65           13,515             N\A               4.9%
                                        2002                     6.34           12,988             N\A               7.8%
                                        2001                     5.88            5,710             N\A               7.1%
                                        2000                     5.49            1,197             N\A              10.8%
      Asset Director
                           December 31, 2004                     8.37           22,029             N\A              11.6%
                                        2003                     7.50           20,413             N\A              27.3%
                                        2002                     5.89           12,593             N\A              -2.5%
                                        2001                     6.04            4,305             N\A              10.6%
                                        2000                     5.46              668             N\A              15.6%



         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------
Fidelity:
      VIP High Income
                           December 31, 2004                   $ 4.84          $ 2,902             N\A               9.8%
                                        2003                     4.41            4,498             N\A              27.1%
                                        2002                     3.47            1,701             N\A               3.6%
                                        2001                     3.35            1,479             N\A             -11.8%
                                        2000                     3.80            1,229             N\A             -22.5%
      VIP Growth
                           December 31, 2004                     4.44           10,148             N\A               3.3%
                                        2003                     4.30           10,809             N\A              33.1%
                                        2002                     3.23            7,598             N\A             -30.2%
                                        2001                     4.63           10,515             N\A             -17.8%
                                        2000                     5.62            9,592             N\A             -11.0%
      VIP Overseas
                           December 31, 2004                     5.50            2,205             N\A              13.6%
                                        2003                     4.84            1,936             N\A              43.2%
                                        2002                     3.38              696             N\A             -20.3%
                                        2001                     4.24              684             N\A             -21.0%
                                        2000                     5.37              699             N\A             -19.1%
      VIP Asset Manager
                           December 31, 2004                     5.63            9,116             N\A               5.4%
                                        2003                     5.34            9,541             N\A              17.9%
                                        2002                     4.53            7,692             N\A              -8.7%
                                        2001                     4.96            7,883             N\A              -4.1%
                                        2000                     5.17            6,473             N\A              -3.9%
      VIP Index 500
                           December 31, 2004                     4.88           20,918             N\A              10.7%
                                        2003                     4.41           19,516             N\A              28.6%
                                        2002                     3.43           13,272             N\A             -22.4%
                                        2001                     4.42           13,974             N\A             -12.1%
                                        2000                     5.02           11,596             N\A              -9.3%
      VIP Equity-Income
                           December 31, 2004                     5.95            8,682             N\A              11.4%
                                        2003                     5.34            8,353             N\A              30.6%
                                        2002                     4.09            5,592             N\A             -16.8%
                                        2001                     4.93            3,990             N\A              -5.0%
                                        2000                     5.19            2,147             N\A               8.4%
      VIP Contrafund
                           December 31, 2004                     6.36           14,416             N\A              15.6%
                                        2003                     5.50           12,804             N\A              28.5%
                                        2002                     4.28            9,121             N\A              -9.5%
                                        2001                     4.73            7,557             N\A             -12.2%
                                        2000                     5.39            6,433             N\A              -6.6%




         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------
      American Century:
      VP International
                           December 31, 2004                   $ 5.20          $ 1,601             N\A              14.8%
                                        2003                     4.53            1,986             N\A              24.5%
                                        2002                     3.64              922             N\A             -20.4%
                                        2001                     4.57              996             N\A             -29.2%
                                        2000                     6.45              795             N\A             -16.8%
      VP Income & Growth
                           December 31, 2004                     5.39            4,320             N\A              13.0%
                                        2003                     4.77            3,553             N\A              29.3%
                                        2002                     3.69            2,372             N\A             -19.4%
                                        2001                     4.58            1,911             N\A              -8.4%
                                        2000                     4.99            1,167             N\A             -10.6%
      Alger:
      American Growth
                           December 31, 2004                     4.33           15,519             N\A               5.6%
                                        2003                     4.10           16,633             N\A              34.9%
                                        2002                     3.04           11,995             N\A             -32.9%
                                        2001                     4.53           15,974             N\A             -11.8%
                                        2000                     5.14           13,560             N\A             -14.8%
      American Small Cap
                           December 31, 2004                     3.28            3,347             N\A              16.7%
                                        2003                     2.81            3,792             N\A              42.6%
                                        2002                     1.97            1,391             N\A             -26.5%
                                        2001                     2.68            2,056             N\A             -29.5%
                                        2000                     3.80              698             N\A             -24.1%
      Calvert:
      Social Mid-Cap Growth
                           December 31, 2004                     5.31            1,573             N\A               9.3%
                                        2003                     4.86            1,629             N\A              31.7%
                                        2002                     3.69            1,139             N\A             -28.2%
                                        2001                     5.14            1,611             N\A             -12.2%
                                        2000                     5.85              714             N\A              11.5%
      PBHG Insurance Series:
      Growth ll
                           December 31, 2004                     3.98            1,636             N\A               6.4%
                                        2003                     3.74            1,782             N\A              25.9%
                                        2002                     2.97            1,385             N\A             -30.4%
                                        2001                     4.27            2,258             N\A             -40.5%
                                        2000                     7.18            2,426             N\A             -16.7%



         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------




      Technology & Communication
                           December 31, 2004                   $ 2.44          $ 2,635             N\A               6.6%
                                        2003                     2.29            2,976             N\A              44.9%
                                        2002                     1.58            2,035             N\A             -53.8%
                                        2001                     3.42            4,326             N\A             -52.3%
                                        2000                     7.18            6,136             N\A             -42.1%
      Mid-Cap Value
                           December 31, 2004                      7.76             172             N\A              18.8%
                                        2003                      6.53             147             N\A              30.6%
                                 May 1, 2003 *                    5.00               -             N\A                  -
      Small Cap
                           December 31, 2004                      7.78              85             N\A              16.1%
                                        2003                      6.70              16             N\A              34.0%
                                 May 1, 2003 *                    5.00               -             N\A                  -
      T. Rowe Price:
      Equity Income
                           December 31, 2004                      6.76          18,204             N\A              14.8%
                                        2003                      5.89          16,716             N\A              25.6%
                                        2002                      4.69          12,418             N\A             -13.1%
                                        2001                      5.40           8,297             N\A               1.5%
                                        2000                      5.32           4,700             N\A              13.0%
      Limited-Term Bond
                           December 31, 2004                      6.51           5,201             N\A               1.1%
                                        2003                      6.44           5,205             N\A               4.2%
                                        2002                      6.17           4,308             N\A               5.3%
                                        2001                      5.86           1,400             N\A               8.5%
                                        2000                      5.40             110             N\A               8.1%
      Mid-Cap Growth
                           December 31, 2004                      6.45           6,644             N\A              18.3%
                                        2003                      5.45           5,657             N\A              38.3%
                                        2002                      3.94           3,161             N\A             -21.2%
                                        2001                      5.00           1,658             N\A              -0.9%
                                        2000                      5.05             364             N\A               0.9%
      Janus:
      Worldwide Growth
                           December 31, 2004                      4.80           8,958             N\A               4.8%
                                        2003                      4.58           9,580             N\A              24.1%
                                        2002                      3.69           7,743             N\A             -25.6%
                                        2001                      4.96           8,578             N\A             -22.4%
                                        2000                      6.39           7,873             N\A             -15.7%



         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------




      Flexible Income
                           December 31, 2004                   $ 7.00            8,469             N\A               3.9%
                                        2003                     6.74            8,909             N\A               6.5%
                                        2002                     6.33            7,212             N\A              10.5%
                                        2001                     5.73            2,896             N\A               7.7%
                                        2000                     5.32            1,210             N\A               6.3%
      Pioneer:
      VCT Portfolio
                           December 31, 2004                     4.03            1,432             N\A               7.8%
                                        2003                     3.74            1,504             N\A              24.7%
                                        2002                     3.00            1,262             N\A             -25.9%
                                        2001                     4.05            1,695             N\A              -9.4%
                                        2000                     4.47            1,296             N\A             -10.8%
      Growth Opportunities
                           December 31, 2004                     7.05            5,343             N\A              22.4%
                                        2003                     5.76            4,642             N\A              42.9%
                                        2002                     4.03            2,514             N\A             -37.7%
                                        2001                     6.47            2,645             N\A              19.1%
                                        2000                     5.43            1,048             N\A              -6.2%
      AIM:
      Dynamics
                           December 31, 2004                     5.30              882             N\A              13.5%
                                        2003                     4.67            1,115             N\A               38.2%
                                        2002                     3.38              396             N\A             -33.1%
                                        2001                     5.05              111             N\A               1.0%
                             August 28, 2001 *                   5.00                -             N\A                  -
      Financial Services
                           December 31, 2004                     6.04              433             N\A               10.0%
                                        2003                     5.49              420             N\A              29.5%
                                        2002                     4.24              286             N\A             -15.5%
                                        2001                     5.02               38             N\A               0.5%
                             August 28, 2001 *                   5.00                -             N\A                  -
      Health Sciences
                           December 31, 2004                     5.24              927             N\A               9.4%
                                        2003                     4.79              909             N\A              27.4%
                                        2002                     3.76              551             N\A             -25.1%
                                        2001                     5.02               71             N\A               0.5%
                             August 28, 2001 *                   5.00                -             N\A                  -
      Utlilities
                           December 31, 2004                     5.22            1,008             N\A              28.3%
                                        2003                     4.07              790             N\A              17.6%
                                        2002                     3.46              511             N\A             -22.2%
                                        2001                     4.45               46             N\A             -10.9%
                             August 28, 2001 *                   5.00                -             N\A                  -




         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------


 Real Estate Opportunity
                           December 31, 2004                   $ 10.11         $ 1,293             N\A              38.9%
                                        2003                      7.28           1,042             N\A              38.1%
                                        2002                      5.27             556             N\A               5.8%
                                        2001                      4.98               7             N\A              -0.5%
                             August 28, 2001 *                    5.00               -             N\A                  -
      High Yield
                           December 31, 2004                      5.43             584             N\A               8.6%
                              April 29, 2004 *                    5.00             570             N\A                  -

      INVESCO:
      High Yield (1)
                              April 29, 2004                      5.77               -             N\A               0.0%
                                        2003                      5.77             682             N\A              30.5%
                                        2002                      4.41             295             N\A              -1.1%
                                        2001                      4.46              26             N\A             -10.4%
                             August 28, 2001 *                    5.00               -             N\A                  -
      Neuberger/Berman:
      AMT Fasciano Class S
                           December 31, 2004                      7.05             262             N\A              11.9%
                                        2003                      6.30              45             N\A              26.0%
                                 May 1, 2003 *                    5.00               -             N\A                  -
      AMT Regency
                           December 31, 2004                      8.02             403             N\A              22.3%
                                        2003                      6.56              12             N\A              31.2%
                                 May 1, 2003 *                    5.00               -             N\A                  -
      AMT Limited Maturity Bond
                           December 31, 2004                      5.09             697             N\A               0.8%
                                        2003                      5.05               7             N\A               1.0%
                                 May 1, 2003 *                    5.00               -             N\A                  -
      Dreyfus:
          VIF Appreciation
                           December 31, 2004                      5.20           1,278             N\A               4.0%
                                May 28, 2004 *                    5.00               -             N\A                  -
          Technology Growth
                           December 31, 2004                      5.15           2,569             N\A               3.0%
                                May 28, 2004 *                    5.00               -             N\A                  -

                                                Class B
      OneAmerica Funds:
      Value
                           December 31, 2004                      7.65          29,253            1.30%             13.5%
                                        2003                      6.74          14,162            1.30%             34.8%
                             January 1, 2003 *                    5.00               -            1.30%                 -




         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------




  Money Market
                           December 31, 2004                   $ 0.99         $ 10,017            1.30%              0.0%
                                        2003                     0.99           10,232            1.30%             -1.0%
                             January 1, 2003 *                   1.00                -            1.30%                 -
      Investment Grade Bond
                           December 31, 2004                     5.32           10,232            1.30%              2.7%
                                        2003                     5.18            8,625            1.30%              3.6%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Asset Director
                           December 31, 2004                     6.93           29,932            1.30%             10.2%
                                        2003                     6.29           15,159            1.30%             25.8%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Fidelity:
      VIP High Income
                           December 31, 2004                     6.79            5,196            1.30%              8.1%
                                        2003                     6.28            2,567            1.30%             25.6%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      VIP Growth
                           December 31, 2004                     6.69            5,725            1.30%              2.0%
                                        2003                     6.56            3,740            1.30%             31.2%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      VIP Overseas
                           December 31, 2004                     7.94           12,190            1.30%             12.1%
                                        2003                     7.08              365            1.30%             41.6%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      VIP Asset Manager
                           December 31, 2004                     6.06            4,542            1.30%              4.1%
                                        2003                     5.82            2,650            1.30%             16.4%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      VIP Index 500
                           December 31, 2004                     6.93           19,075            1.30%              9.3%
                                        2003                     6.34            9,011            1.30%             26.8%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      VIP Equity-Income
                           December 31, 2004                     7.08           12,850            1.30%             10.1%
                                        2003                     6.43            3,086            1.30%             28.6%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      VIP Contrafund
                           December 31, 2004                     7.23           17,876            1.30%             14.0%
                                        2003                     6.34           10,876            1.30%             26.8%
                             January 1, 2003 *                   5.00                -            1.30%                 -



         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------



      American Century:
      VP International
                           December 31, 2004                   $ 6.97          $ 2,056            1.30%             13.3%
                                        2003                     6.15              397            1.30%             23.0%
                             January 1, 2003                     5.00                -            1.30%                 -
      VP Income & Growth
                           December 31, 2004                     7.12           11,854            1.30%             11.6%
                                        2003                     6.38            2,654            1.30%             27.6%
                             January 1, 2003                     5.00                -            1.30%                 -
      Alger:
      American Growth
                           December 31, 2004                     6.95            9,245            1.30%              4.2%
                                        2003                     6.67            7,355            1.30%             33.4%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      American Small Cap
                           December 31, 2004                     8.08            1,852            1.30%             14.9%
                                        2003                     7.03              500            1.30%             40.6%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Calvert:
      Social Mid-Cap Growth
                           December 31, 2004                     7.01              263            1.30%              7.8%
                                        2003                     6.50               43            1.30%             30.0%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      PBHG Insurance Series:
      Growth ll
                           December 31, 2004                     6.53              281            1.30%              5.3%
                                        2003                     6.20              153            1.30%             24.0%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Technology & Communication
                           December 31, 2004                     7.54              272            1.30%              5.2%
                                        2003                     7.17              104            1.30%             43.4%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Mid-Cap Value
                           December 31, 2004                     7.59              276            1.30%             17.3%
                                        2003                     6.47               11            1.30%             29.4%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Small Cap
                           December 31, 2004                     7.61              266            1.30%             14.6%
                                        2003                     6.64               63            1.30%             32.8%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      T. Rowe Price:
      Equity Income
                           December 31, 2004                     7.03           13,241            1.30%             13.6%
                                        2003                     6.19            8,341            1.30%             23.8%
                             January 1, 2003 *                   5.00                -            1.30%                 -




         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------


 Limited-Term Bond
                           December 31, 2004                   $ 5.14         $ 10,857            1.30%             -0.2%
                                        2003                     5.15            6,019            1.30%              3.0%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Mid-Cap Growth
                           December 31, 2004                     7.98           12,360            1.30%             16.8%
                                        2003                     6.83            7,655            1.30%             36.6%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Janus:
      Worldwide Growth
                           December 31, 2004                     6.33            6,472            1.30%              3.4%
                                        2003                     6.12            5,270            1.30%             22.4%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Flexible Income
                           December 31, 2004                     5.39           13,627            1.30%              2.7%
                                        2003                     5.25            7,667            1.30%              5.0%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Pioneer:
      VCT Portfolio
                           December 31, 2004                     6.55              915            1.30%              6.3%
                                        2003                     6.16              642            1.30%             23.2%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Growth Opportunities
                           December 31, 2004                     8.52            4,489            1.30%             20.9%
                                        2003                     7.05            2,928            1.30%             41.0%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      AIM:
      Dynamics
                           December 31, 2004                     7.61              228            1.30%             11.6%
                                        2003                     6.82              151            1.30%             36.4%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Financial Services
                           December 31, 2004                     6.86              285            1.30%              7.2%
                                        2003                     6.40               24            1.30%             28.0%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Health Sciences
                           December 31, 2004                     6.70              313            1.30%              6.5%
                                        2003                     6.29               64            1.30%             25.8%
                             January 1, 2003 *                   5.00                -            1.30%                 -
      Utlilities
                           December 31, 2004                     7.07            1,470            1.30%             21.7%
                                        2003                     5.81              980            1.30%             16.2%
                             January 1, 2003 *                   5.00                -            1.30%                 -




         NOTES TO FINANCIAL STATEMENTS (continued)
3.    Accumulation Unit Value (continued)
                                                                                               Expenses as a
                                                                Unit        Net Assets         % of Average        Total
                                                               Value          (000s)            Net Assets        Return
                                                             ----------    ----------------  ------------------  ----------
                                                             ----------    ----------------  ------------------  ----------



      Real Estate Opportunity
                           December 31, 2004                   $ 9.24          $ 2409             1.30%             35.3%
                                        2003                     6.83              99             1.30%             36.6%
                             January 1, 2003 *                   5.00               -             1.30%                 -
      High Yield
                           December 31, 2004                     5.39             426             1.30%              7.8%
                              April 29, 2004 *                   5.00             377             1.30%                 -
      INVESCO:
      High Yield (1)
                              April 29, 2004                     6.27               -             1.30%             -2.8%
                                        2003                     6.45             375             1.30%             29.0%
                             January 1, 2003 *                   5.00               -             1.30%                 -
      Neuberger/Berman:
      AMT Fasciano Class S
                           December 31, 2004                     6.90            1,992            1.30%             10.4%
                                        2003                     6.25              133            1.30%             25.0%
                                 May 1, 2003 *                   5.00                -            1.30%                 -
      AMT Regency
                           December 31, 2004                     7.88            2,761            1.30%             24.3%
                                        2003                     6.34                -            1.30%             26.8%
                                 May 1, 2003 *                   5.00                -            1.30%                 -
      AMT Limited Maturity Bond
                           December 31, 2004                     4.98            7,331            1.30%             -0.6%
                                        2003                     5.01               16            1.30%              0.2%
                                 May 1, 2003 *                   5.00                -            1.30%                 -
      Dreyfus:
          VIF Appreciation
                           December 31, 2004                     5.16               68            1.30%              3.2%
                                May 28, 2004 *                   5.00                -            1.30%                 -
          Technology Growth
                           December 31, 2004                     5.10                8            1.30%              2.0%
                                May 28, 2004 *                   5.00                -            1.30%                 -

      * Commenced operations.
      (1) See Note 1




        NOTES TO FINANCIAL STATEMENTS (continued)
4.    Cost of Investments
      The cost of investments at December 31, 2004 is:

      OneAmerica Funds:                                     T. Rowe Price:
      Value                                  $ 40,845,740   Equity Income                              $26,182,060
      Money Market                             17,780,500   Limited-Term Bond                           16,351,983
      Investment Grade Bond                    23,433,627   Mid-Cap Growth                              14,602,937
      Asset Director                           46,288,202   Janus:
      Fidelity:                                             Worldwide Growth                            13,997,718
      VIP High Income                           7,583,155   Flexible Income                             22,648,090
      VIP Growth                               16,082,344   Pioneer:
      VIP Overseas                             12,865,561   VCT Portfolio                                2,295,017
      VIP Asset Manager                        12,949,038   Growth Opportunities                         9,562,230
      VIP Index 500                            34,028,719   AIM:
      VIP Equity-Income                        18,531,680   Dynamics                                       978,108
      VIP Contrafund                          25,759,671    Financial Services                             684,989
      American Century:                                     Health Sciences                              1,179,769
      VP International                          3,247,737   Utilities                                    2,125,351
      VP Income & Growth                       14,133,523   Real Estate Opportunity                      1,401,850
      Alger:                                                High Yield                                     967,492
      American Growth                          22,417,938   Neuberger/Berman:
      American Small Cap                        4,465,876   AMT Fasciano Class S                         2,088,504
      Calvert:                                              AMT Regency                                  2,809,592
      Social Mid-Cap Growth                     1,649,748   AMT Limited Maturity Bond                    8,240,467
      PBHG Insurance Series:                                Dreyfus:
      Growth II                                 1,768,637   VIF Appreciation                                67,845
      Technology & Communication                2,686,851   Technology Growth                                9,529
      Mid-Cap Value                               385,818
      Small Cap                                   302,773





        NOTES TO FINANCIAL STATEMENTS (continued)

5.    Mutual Fund Shares
      Mutual fund shares owned at December 31, 2004 are:

      OneAmerica Funds:                                     T. Rowe Price:
      Value                                     2,002,129   Equity Income                                1,407,573
      Money Market                             17,780,470   Limited-Term Bond                            3,224,498
      Investment Grade Bond                     2,089,127   Mid-Cap Growth                                 806,984
      Asset Director                            2,939,957   Janus:
      Fidelity:                                             Worldwide Growth                               576,159
      VIP High Income                           1,156,856   Flexible Income                              1,820,089
      VIP Growth                                  495,865   Pioneer:
      VIP Overseas                                821,621   VCT Portfolio                                  114,065
      VIP Asset Manager                           919,760   Growth Opportunities                           413,440
      VIP Index 500                               290,334   AIM:
      VIP Equity-Income                           848,731   Dynamics                                        83,178
      VIP Contrafund                           1,213,076    Financial Services                              49,115
      American Century:                                     Health Sciences                                 65,623
      VP International                            497,540   Utilities                                      158,772
      VP Income & Growth                        2,209,591   Real Estate Opportunity                         88,988
      Alger:                                                High Yield                                     156,557
      American Growth                             705,136   Neuberger/Berman:
      American Small Cap                          256,593   AMT Fasciano Class S                           163,021
      Calvert:                                              AMT Regency                                    213,934
      Mid-Cap Growth                               69,668   AMT Limited Maturity Bond                      626,167
      PBHG Insurance Series:                                Dreyfus:
      Growth II                                   182,844   VIF Appreciation                                 1,943
      Technology & Communication                1,253,043   Technology Growth                                1,169
      Mid-Cap Value                                26,183
      Small Cap                                    17,274






               NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets
     Net Assets at December 31, 2004, are:

                                           OneAmerica Funds
                                 ----------------------------------------------------------------------------
                                 ----------------------------------------------------------------------------
                                                                            Investment
                                       Value           Money Market         Grade Bond      Asset Director
                                 ------------------ -------------------- ----------------- ------------------
                                 ------------------ -------------------- ----------------- ------------------
Proceeds from units sold              $ 53,529,042       $3,258,150,278      $ 53,864,461       $ 59,765,622
Cost of units redeemed                 (15,497,643)      (3,240,374,785)      (32,540,585)       (17,381,245)
Account charges                           (793,544)          (1,345,674)         (701,760)          (935,206)
Net investment income                      629,410            1,350,680         2,438,490          1,586,834
Net realized gain (loss)                   648,567                    -           362,240            908,778
Realized gain distributions              2,329,552                    -            10,829          2,344,315
Unrealized appreciation
         (depreciation)                  7,700,234                    -          (217,207)         5,671,709
                                 ------------------ -------------------- ----------------- ------------------
                                 ------------------ -------------------- ----------------- ------------------
                                      $ 48,545,616         $ 17,780,499      $ 23,216,468       $ 51,960,807
                                 ================== ==================== ================= ==================
                                 ================== ==================== ================= ==================



                                     Fidelity
                                 ----------------------------------------------------------------------------
                                 ----------------------------------------------------------------------------
                                        VIP                 VIP                VIP                VIP
                                    High Income           Growth             Overseas        Asset Manager
                                 ------------------ -------------------- ----------------- ------------------
                                 ------------------ -------------------- ----------------- ------------------
Proceeds from units sold              $ 19,134,207         $ 36,288,119     $ 263,959,153       $ 21,954,079
Cost of units redeemed                 (11,903,875)         (16,989,720)     (252,557,700)        (8,867,692)
Account charges                           (168,201)            (684,366)         (127,477)          (566,877)
Net investment income                      889,400            1,085,875            91,824          1,516,420
Net realized gain (loss)                  (368,377)          (3,616,846)        1,497,380         (1,085,607)
Realized gain distributions                      -                    -                 -                  -
Unrealized appreciation
         (depreciation)                    514,837             (210,439)        1,531,625            708,111
                                 ------------------ -------------------- ----------------- ------------------
                                 ------------------ -------------------- ----------------- ------------------
                                       $ 8,097,991         $ 15,872,623      $ 14,394,805       $ 13,658,434
                                 ================== ==================== ================= ==================
                                 ================== ==================== ================= ==================



                                     Fidelity                                               American Century
                                 --------------------------------------------------------- ------------------
                                 --------------------------------------------------------- ------------------
                                        VIP                 VIP                VIP                VP
                                     Index 500         Equity-Income       Contrafund       International
                                 ------------------ -------------------- ----------------- ------------------
                                 ------------------ -------------------- ----------------- ------------------
Proceeds from units sold              $ 66,808,212         $ 25,820,140      $ 39,407,980       $ 65,486,024
Cost of units redeemed                 (28,631,959)          (7,197,689)      (12,554,937)       (62,196,606)
Account charges                         (1,108,304)            (426,696)         (789,692)           (81,356)
Net investment income                      748,258              466,130           507,701             82,068
Net realized gain (loss)                (3,787,486)            (263,130)         (820,725)           (42,393)
Realized gain distributions                      -              132,924                 -                  -
Unrealized appreciation
         (depreciation)                  5,964,809            3,000,634         6,541,762            409,186
                                 ------------------ -------------------- ----------------- ------------------
                                 ------------------ -------------------- ----------------- ------------------
                                      $ 39,993,530         $ 21,532,313      $ 32,292,089        $ 3,656,923
                                 ================== ==================== ================= ==================
                                 ================== ==================== ================= ==================






             NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                               American Century          Alger                                 Calvert
                               -------------------------------------------------------- ----------------------
                               ------------------- ------------------------------------ ----------------------
                                   VP Income           American           American         Social Mid-Cap
                                    & Growth             Growth           Small Cap            Growth
                               ------------------- ------------------ ----------------- ----------------------
                               ------------------- ------------------ ----------------- ----------------------
Proceeds from units sold             $ 18,092,776      $ 256,490,873   $ 1,673,251,655            $ 3,687,481
Cost of units redeemed                 (3,595,521)      (227,423,102)   (1,668,843,460)            (1,666,280)
Account charges                          (198,854)        (1,058,749)         (272,015)               (76,129)
Net investment income                      88,645          3,060,819           (14,207)               158,328
Net realized gain (loss)                 (253,760)        (8,663,231)          343,903               (457,154)
Realized gain distributions                     -                  -                 -                      -
Unrealized appreciation
        (depreciation)                  2,040,918          2,357,762           732,692                190,192
                               ------------------- ------------------ ----------------- ----------------------
                               ------------------- ------------------ ----------------- ----------------------
                                     $ 16,174,204       $ 24,764,372       $ 5,198,568            $ 1,836,438
                               =================== ================== ================= ======================
                               =================== ================== ================= ======================



                                       PBHG Insurance Series
                               -------------------------------------------------------------------------------
                               -------------------------------------------------------------------------------
                                                     Technology &         Mid-Cap
                                   Growth II         Communication         Value              Small Cap
                               ------------------- ------------------ ----------------- ----------------------
                               ------------------- ------------------ ----------------- ----------------------
Proceeds from units sold            $ 405,548,475      $ 254,274,954         $ 463,217              $ 361,844
Cost of units redeemed               (402,081,407)      (240,603,709)          (92,516)               (58,363)
Account charges                          (141,104)          (289,629)           (3,234)                (1,078)
Net investment income                      40,170          2,875,944            (1,749)                (2,232)
Net realized gain (loss)               (1,601,329)       (13,570,709)           13,692                  2,603
Realized gain distributions                     -                  -             6,407                      -
Unrealized appreciation
        (depreciation)                    151,400            220,210            61,908                 48,236
                               ------------------- ------------------ ----------------- ----------------------
                               ------------------- ------------------ ----------------- ----------------------
                                      $ 1,916,205        $ 2,907,061         $ 447,725              $ 351,010
                               =================== ================== ================= ======================
                               =================== ================== ================= ======================



                                 T. Rowe Price                                                  Janus
                               -------------------------------------------------------- ----------------------
                               -------------------------------------------------------- ----------------------
                                                     Limited-Term         Mid-Cap             Worldwide
                                 Equity Income           Bond              Growth              Growth
                               ------------------- ------------------ ----------------- ----------------------
                               ------------------- ------------------ ----------------- ----------------------
Proceeds from units sold             $ 40,239,240       $ 24,309,379      $ 50,530,959           $ 68,706,248
Cost of units redeemed                (15,247,321)        (8,443,563)      (36,134,391)           (50,197,836)
Account charges                          (828,526)          (302,751)         (308,802)              (619,280)
Net investment income                   1,336,157            751,644          (161,082)               822,265
Net realized gain (loss)                    6,141             15,718           675,522             (4,721,353)
Realized gain distributions               674,979             21,559                 -                      -
Unrealized appreciation
        (depreciation)                  5,264,502           (293,984)        4,402,258              1,439,488
                               ------------------- ------------------ ----------------- ----------------------
                               ------------------- ------------------ ----------------- ----------------------
                                     $ 31,445,172       $ 16,058,002      $ 19,004,464           $ 15,429,532
                               =================== ================== ================= ======================
                               =================== ================== ================= ======================





              NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                    Janus              Pioneer                                            AIM
                               ----------------- ----------------------------------------------- -----------------------
                               ----------------- ----------------------------------------------- -----------------------
                                   Flexible                                     Growth
                                    Income          VCT Portfolio           Opportunities               Dynamics
                               ----------------- --------------------- ------------------------- -----------------------
                               ----------------- --------------------- ------------------------- -----------------------
Proceeds from units sold           $ 33,049,768           $ 5,223,020              $ 11,731,180           $ 186,498,093
Cost of units redeemed              (12,453,695)           (2,666,301)               (4,175,121)           (185,852,724)
Account charges                        (491,431)             (101,927)                 (218,014)                (44,983)
Net investment income                 2,165,906               105,141                   108,034                  (2,523)
Net realized gain (loss)                223,408              (264,880)                2,097,639                 380,285
Realized gain distributions             154,134                     -                     9,705                       -
Unrealized appreciation
        (depreciation)                 (552,208)               51,260                   278,178                 131,452
                               ----------------- --------------------- ------------------------- -----------------------
                               ----------------- --------------------- ------------------------- -----------------------
                                   $ 22,095,882           $ 2,346,313               $ 9,831,601             $ 1,109,600
                               ================= ===================== ========================= =======================
                               ================= ===================== ========================= =======================



                                     AIM
                               -----------------------------------------------------------------------------------------
                               -----------------------------------------------------------------------------------------
                                  Financial             Health                                        Real Estate
                                   Services            Sciences               Utilities               Opportunity
                               ----------------- --------------------- ------------------------- -----------------------
                               ----------------- --------------------- ------------------------- -----------------------
Proceeds from units sold              $ 741,055           $ 1,529,732               $ 2,919,864             $ 2,513,840
Cost of units redeemed                 (128,197)             (454,417)               (1,004,943)             (1,499,513)
Account charges                         (13,575)              (26,990)                  (36,364)                (29,634)
Net investment income                     7,222                (2,486)                   66,081                  49,773
Net realized gain (loss)                 78,484               133,968                   180,713                 340,387
Realized gain distributions                   -                     -                         -                  26,998
Unrealized appreciation
        (depreciation)                   32,575                60,468                   353,073                 300,494
                               ----------------- --------------------- ------------------------- -----------------------
                               ----------------- --------------------- ------------------------- -----------------------
                                      $ 717,564           $ 1,240,275               $ 2,478,424             $ 1,702,345
                               ================= ===================== ========================= =======================
                               ================= ===================== ========================= =======================



                                     AIM           Neuberger/Berman
                               ----------------- -----------------------------------------------------------------------
                               ----------------- -----------------------------------------------------------------------
                                     High            AMT Fasciano                                     AMT Limited
                                    Yield              Class S               AMT Regency             Maturity Bond
                               ----------------- --------------------- ------------------------- -----------------------
                               ----------------- --------------------- ------------------------- -----------------------
Proceeds from units sold            $ 4,910,660           $ 2,235,112               $ 3,518,095             $ 8,430,247
Cost of units redeemed               (4,183,777)             (135,618)                 (696,862)               (360,090)
Account charges                         (19,341)               (8,731)                  (12,777)                (17,087)
Net investment income                   211,066               (11,332)                  (14,192)                188,106
Net realized gain (loss)                 48,923                 4,126                    15,328                    (709)
Realized gain distributions                   -                 4,947                         -                       -
Unrealized appreciation
        (depreciation)                   42,262               166,076                   354,489                (213,004)
                               ----------------- --------------------- ------------------------- -----------------------
                               ----------------- --------------------- ------------------------- -----------------------
                                    $ 1,009,793           $ 2,254,580               $ 3,164,081             $ 8,027,463
                               ================= ===================== ========================= =======================
                               ================= ===================== ========================= =======================





         NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                             Dreyfus
                                      --------------------------------------------------
                                      --------------------------------------------------
                                               VIF                   Technology
                                           Appreciation                Growth
                                      ----------------------- --------------------------
                                      ----------------------- --------------------------
Proceeds from units sold                            $ 67,019                   $ 10,074
Cost of units redeemed                                     -                       (529)
Account charges                                          (31)                       (13)
Net investment income                                    856                        (16)
Net realized gain (loss)                                   1                         13
Realized gain distributions                                -                          -
Unrealized appreciation
          (depreciation)                               1,053                        550
                                      ----------------------- --------------------------
                                      ----------------------- --------------------------
                                                    $ 68,898                   $ 10,079
                                      ======================= ==========================
                                      ======================= ==========================






           NOTES TO FINANCIAL STATEMENTS (continued)

The following information represents the ratio of gross income ( i.e. dividend income) to average net assets expressed as a percentage. This is for the years ended December 31.

                Class A

                                                            2004     2003        2002        2001
OneAmerica Funds:
Value                                                       0.8%     1.0%        1.5%        2.0%
Money Market                                                0.7%     0.7%        1.2%        3.6%
Investment Grade Bond                                       3.6%     4.3%        5.7%        7.4%
Asset Director                                              1.7%     2.0%        3.4%        4.4%
Fidelity:
VIP High Income                                             8.8%     5.2%        9.6%        11.3%
VIP Growth                                                  0.3%     0.3%        0.3%        0.1%
VIP Overseas                                                1.1%     0.6%        0.8%        1.5%
VIP Asset Manager                                           2.8%     3.5%        3.8%        3.7%
VIP Index 500                                               1.3%     1.3%        1.2%        1.0%
VIP Equity-Income                                           1.5%     1.6%        1.3%        1.2%
VIP Contrafund                                             2.8%     0.4%        0.7%        0.7%
American Century:
VP International                                            0.5%     0.6%        0.7%        0.1%
VP Income & Growth                                          1.4%     1.3%        1.0%        0.8%
Alger:
American Growth                                             0.0%     0.0%        0.0%        0.2%
American Small Cap                                          0.0%     0.0%        0.0%        0.0%
Calvert:
Social Mid-Cap Growth                                       0.0%     0.0%        0.0%        0.0%
PBHG Insurance Series:
Growth II                                                   0.0%     0.0%        0.0%        0.0%
Technology & Communication                                  0.0%     0.0%        0.0%        0.0%
Mid-Cap Value                                               0.0%     0.0%         N\A         N\A
Small Cap                                                   0.0%     0.0%         N\A         N\A
T. Rowe Price:
Equity Income                                               1.6%     1.7%        1.7%        1.5%
Limited-Term Bond                                           3.2%     3.8%        4.3%        4.2%
Mid-Cap Growth                                              0.0%     0.0%        0.0%        0.0%
Janus:
Worldwide Growth                                            1.0%     1.2%        1.0%        0.5%
Flexible Income                                             5.8%     4.7%        5.3%        6.5%
Pioneer:
VCT Portfolio                                               1.1%     1.0%        1.2%        0.8%
Growth Opportunities                                        0.0%     0.0%        0.0%        0.0%
AIM:
Dynamics                                                    0.0%     0.0%        0.0%        0.0%
Financial Services                                          0.7%     0.7%        0.3%        0.6%
Health Sciences                                             0.0%     0.0%        0.0%        0.0%
Utilities                                                   2.4%     2.7%        3.1%        0.9%
Real Estate Opportunity                                     0.9%     3.1%        5.1%        2.1%
High Yield                                                 16.1%     8.1%        6.3%        0.0%






          NOTES TO FINANCIAL STATEMENTS (continued)

                                                            2004     2003        2002        2001
Neuberger/Berman:
AMT Fasciano Class S                                        0.0%     0.1%         N\A         N\A
AMT Regency                                                 0.0%     0.0%         N\A         N\A
AMT Limited Maturity Bond                                   7.1%     0.0%         N\A         N\A
Dreyfus:
    VIF Appreciation                                        1.4%     N\A          N\A         N\A
    Technology Growth                                       0.0%     N\A          N\A         N\A

                Class B

                                                            2004     2003        2002        2001
OneAmerica Funds:
Value                                                       1.0%     1.4%         N\A         N\A
Money Market                                                0.9%     0.5%         N\A         N\A
Investment Grade Bond                                       3.5%     6.6%         N\A         N\A
Asset Director                                              2.0%     3.0%         N\A         N\A
Fidelity:
VIP High Income                                             6.0%     0.0%         N\A         N\A
VIP Growth                                                  0.2%     0.0%         N\A         N\A
VIP Overseas                                                0.1%     0.0%         N\A         N\A
VIP Asset Manager                                           2.2%     0.0%         N\A         N\A
VIP Index 500                                               1.0%     0.0%         N\A         N\A
VIP Equity-Income                                           0.8%     0.0%         N\A         N\A
VIP Contrafund                                              0.3%     0.0%         N\A         N\A
American Century:
VP International                                            0.2%     0.0%         N\A         N\A
VP Income & Growth                                          0.9%     0.0%         N\A         N\A
Alger:
American Growth                                             0.0%     0.0%         N\A         N\A
American Small Cap                                          0.0%     0.0%         N\A         N\A
Calvert:
Social Mid-Cap Growth                                       0.0%     0.0%         N\A         N\A
PBHG Insurance Series:
Growth II                                                   0.0%     0.0%         N\A         N\A
Technology & Communication                                  0.0%     0.0%         N\A         N\A
Mid-Cap Value                                               0.0%     0.0%         N\A         N\A
Small Cap                                                   0.0%     0.0%         N\A         N\A
T. Rowe Price:
Equity Income                                               1.7%     1.9%         N\A         N\A
Limited-Term Bond                                           3.3%     3.0%         N\A         N\A
Mid-Cap Growth                                              0.0%     0.0%         N\A         N\A
Janus:
Worldwide Growth                                            1.0%     1.1%         N\A         N\A
Flexible Income                                             6.7%     6.2%         N\A         N\A
Pioneer:
VCT Portfolio                                               1.2%     2.0%         N\A         N\A
Growth Opportunities                                        0.0%     0.0%         N\A         N\A





                    NOTES TO FINANCIAL STATEMENTS (continued)

                                                            2004     2003        2002        2001
AIM:
Dynamics                                                    0.0%     0.0%         N\A         N\A
Financial Services                                          1.5%     0.6%         N\A         N\A
Health Sciences                                             0.0%     0.0%         N\A         N\A
Utilities                                                   2.3%     2.8%         N\A         N\A
Real Estate                                                 1.4%     3.6%         N\A         N\A
High Yield                                                 15.9%     6.0%         N\A         N\A
Neuberger/Berman:
AMT Fasciano Class S                                        0.0%     0.0%         N\A         N\A
AMT Regency                                                 0.0%     0.0%         N\A         N\A
AMT Limited Maturity Bond                                  12.1%     0.0%         N\A         N\A
Dreyfus:
VIF Appreciation                                           12.9%     N\A          N\A         N\A
Technology Growth                                           0.0%     N\A          N\A         N\A



FINANCIAL STATEMENTS OF THE DEPOSITOR

     The consolidated financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2004 and 2003, are included in this Statement of
Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.




                        REPORT OF INDEPENDENT AUDITORS


Report of Independent Auditors


To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
March 9, 2005

OneAmerica Financial Partners, Inc.
Consolidated Balance Sheets

December 31                                                                 2004  (in millions)        2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities - available-for-sale, at fair value:
      (amortized cost: 2004 - $5,119.6; 2003 - $4,870.9)              $  5,397.0                     $  5,199.8
    Equity securities at fair value:
      (cost: 2004 - $33.2; 2003 - $34.9)                                    41.4                           40.7
    Mortgage loans                                                       1,308.7                        1,323.2
    Real estate, net                                                        37.5                           39.5
    Policy loans                                                           166.6                          169.1
    Short-term and other invested assets                                    23.2                           18.9
    Cash and cash equivalents                                              148.2                          161.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total investments                                               $  7,122.6                     $  6,952.2

Accrued investment income                                                   75.2                           76.1
Reinsurance receivables                                                  1,675.6                        1,611.8
Deferred acquisition costs                                                 509.3                          472.1
Property and equipment, net                                                 71.3                           73.2
Insurance premiums in course of collection                                  33.5                           40.2
Other assets                                                                80.7                          107.2
Assets held in separate accounts                                         5,459.8                        4,708.0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total assets                                                    $ 15,028.0                     $ 14,040.8

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Liabilities and shareholder's equity
Liabilities
    Policy reserves                                                   $  7,124.7                     $  6,855.5
    Other policyholder funds                                               251.8                          260.5
    Pending policyholder claims                                            297.4                          327.6
    Surplus notes and notes payable                                        275.0                          275.0
    Other liabilities and accrued expenses                                 343.7                          354.4
    Deferred gain on indemnity reinsurance                                  93.3                           98.7
    Liabilities related to separate accounts                             5,459.8                        4,708.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                 13,845.7                       12,879.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Shareholder's equity
    Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                          -                              -
    Retained earnings                                                    1,064.9                        1,008.6
    Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                    127.4                          152.5
      Minimum pension liability, net of tax                                (10.0)                             -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total shareholder's equity                                         1,182.3                        1,161.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities and shareholder's equity                      $ 15,028.0                     $ 14,040.8

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Consolidated Statements of Operations

Year ended December 31                                                      2004 (in millions)         2003

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                       $    414.0                 $    444.3
    Policy and contract charges                                            130.5                      110.5
    Net investment income                                                  427.5                      437.5
    Realized investment gains (losses)                                       3.7                       (1.6)
    Other income                                                            29.1                       13.7

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total revenues                                                     1,004.8                    1,004.4

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                        368.8                      393.3
    Interest expense on annuities and financial products                   183.1                      190.7
    General operating expenses                                             192.9                      175.2
    Commissions                                                             58.8                       47.2
    Amortization                                                            78.7                       79.9
    Dividends to policyholders                                              28.2                       30.8
    Interest expense on surplus notes and notes payable                     19.8                        9.1

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total benefits and expenses                                          930.3                      926.2

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Income before income tax expense                                            74.5                       78.2
Income tax expense                                                          18.2                       16.7

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Net income                                                      $     56.3                 $     61.5

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.

Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income




                                                                                     Accumulated Other
                                                                                  Comprehensive Income (loss)
                                                                             -----------------------------------
                                                                                Unrealized         Minimum
                                                                               Appreciation        Pension
                                                  Common        Retained      of Securities,      Liability,
(in millions)                                     Stock         Earnings        net of tax        net of tax         Total


------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2002                          $ -          $ 947.1           $ 159.6          $ (6.5)       $ 1,100.2
Comprehensive income:
    Net income                                         -             61.5                 -               -             61.5
    Other comprehensive income (loss)                  -                -              (7.1)            6.5            (0.6)
                                                                                                             -----------------
Total comprehensive income                                                                                              60.9

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2003                            -          1,008.6             152.5               -          1,161.1
Comprehensive income:
    Net income                                         -             56.3                 -               -             56.3
    Other comprehensive loss                           -                -             (25.1)          (10.0)           (35.1)
                                                                                                             -----------------
Total comprehensive income                                                                                              21.2

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2004                          $ -          $ 1,064.9         $ 127.4          $(10.0) -     $ 1,182.3

------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Consolidated Statements of Cash Flows



Year ended December 31                                                          2004         (in millions)       2003

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net income                                                                    $ 56.3                            $ 61.5
Adjustments to reconcile net income to net cash:
      Amortization                                                              78.7                              79.9
      Depreciation                                                              14.6                              16.2
      Deferred taxes                                                            (1.6)                             32.3
      Realized investment(gains)losses                                          (3.7)                              1.6
      Policy acquisition costs capitalized                                    (100.0)                           (122.2)
      Interest credited to deposit liabilities                                 181.4                             185.3
      Fees charged to deposit liabilities                                      (49.8)                            (47.2)
      Amortization and accrual of investment income                             (2.6)                            (11.5)
      Increase in insurance liabilities                                         92.8                             100.0
      Increase in other assets                                                 (66.4)                            (60.3)
      Increase (decrease) in other liabilities                                   8.6                             (13.9)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      208.3                            221.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, available-for-sale                                    (840.0)                        (1,567.1)
      Equity securities                                                         (4.5)                           (25.5)
      Mortgage loans                                                          (124.7)                          (176.6)
      Real estate                                                               (3.2)                            (3.0)
      Short-term and other invested assets                                      (1.5)                            (2.3)
    Proceeds from sales, calls or maturities:
      Fixed maturities, available-for-sale                                     595.1                          1,155.9
      Equity securities                                                          7.3                              5.3
      Mortgage loans                                                           139.3                            139.7
      Real estate                                                                1.4                              3.6
      Short-term and other invested assets                                       1.0                              7.4
    Purchase acquisition, net of cash acquired                                     -                            (25.7)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                         (229.8)                          (488.3)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Proceeds for the issuance of notes payable                                   -                            200.0
      Deposits to insurance liabilities                                      1,530.4                          1,459.8
      Withdrawals from insurance liabilities                                (1,524.1)                        (1,383.8)
      Other                                                                      2.4                             (1.1)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by financing activities                                        8.7                            274.9

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)  in cash and cash equivalents                          (12.8)                             8.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                    161.0                            152.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                        $ 148.2                          $ 161.0

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements

1.  Nature of Operations

OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica, include the accounts of OneAmerica; and its subsidiaries, American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL), Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Our business is conducted through three primary operating divisions;


     * Through our Retirement Services Division we offer 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

     * Our Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokerage general agents, and personal producing general agents.

     * Group Operations offers traditional and voluntary group life and disability, medical stop-loss, credit life and disability and group universal life products primarily to employer groups and financial institutions. These products are distributed through brokers, agents and marketing alliances, financial institutions, third party administrators and managing general underwriters.

2.  Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 13-Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. Equity securities are stated at fair value.

Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $43.1 million and $40.7 million at December 31, 2004 and 2003, respectively. Depreciation expense for investment real estate amounted to $2.4 million for each of 2004 and 2003. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized capital loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

     * For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     * For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     * For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     * For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

     * For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Property and Equipment, net

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $93.1 million and $87.7 million as of December 31, 2004 and 2003, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2004 and 2003 was $12.2 million and $13.8 million, respectively.

Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

Certain Nontraditional Long-Duration Contracts

The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $31.5 million and $40.6 million at December 31, 2004 and 2003, respectively. The associated reserves for these guarantees were $1.2 million and $1.8 million as of December 31, 2004 and 2003, respectively.

The Company defers certain sales inducements and amortizes them over the anticipated life of the policy. These deferred sales inducements are included in "other assets" and totaled approximately $9.0 million and $5.0 million at December 31, 2004 and 2003, respectively.

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

Reclassification

Certain  2003   balances  have  been   reclassified   to  conform  to  the  2004
presentation.

Derivatives

The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

In April 2003, the FASB's Derivative Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Risk Exposure that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). The Company's adoption of DIG B36 in 2003 did not have a material effect on the Company's financial statements.

Goodwill and Other Intangible Assets

SFAS No. 141, "Business Combinations" (SFAS No. 141), requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets", requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with the statement. The Company performed this test during 2004 and 2003 and determined the carrying value of goodwill was not impaired.

The Company has ceased the amortization of goodwill as of January 1, 2002. In 2003, the amount of goodwill increased by $17.2 million due to the acquisition of Moulton. Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $21.5 at both December 31, 2004 and 2003. Other intangible assets totaled $4.4 million and $9.1 million at December 31, 2004 and 2003, respectively. The amortization of intangible assets with a finite life was $4.8 million and $2.1 million for 2004 and 2003, respectively. Amortization expense for other intangible assets for the next five years is expected to be as follows: $1.2 million, 2005; $.8 million, 2006; $.5 million, 2007; $.4 million, 2008; $.2 million, 2009.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

New Accounting Pronouncements

In 2004, the Company adopted SOP 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. It also provides guidance on accounting for guaranteed minimum death benefits and for determining the classification of reinsurance contracts as either primarily investment or insurance at inception. In addition, SOP 03-01 provides further guidance on the deferral of sales inducements. The Company's adoption of SOP 03-01 did not have a material effect on the Company's financial statements.

The FASB issued FASB Staff Position (FSP) FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (FSP FAS 106-2) in May 2004. FSP FAS 106-2 provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria. FSP FAS 106-2 superseded FSP FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". The Company has elected to defer accounting for the Act until further analysis is complete. The Company believes the adoption of FSP FAS 106-2 will not have a material impact on the Company's consolidated financial statements.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued


In March 2004, the Emerging Issues Task Force issued Emerging Issues Task Force Topic No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"(EITF 03-01). EITF 03-01 provides additional guidance for determining whether an impairment is other-than-temporary. EITF 03-01 also includes guidance for accounting for an investment subsequent to an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The guidance did not significantly change our procedures for evaluating impairments, although additional disclosures have been added to the notes to the consolidated financial statements. The FASB is currently considering additional guidance, which the Company will evaluate when finalized.

3.  Acquisitions and Other Significant Transactions

In December 2004, The State Life Insurance Company (State Life) converted to a stock insurance company and reorganized as a wholly owned subsidiary of OneAmerica. The policyholders of State Life became members of AUMIHC upon completion of the reorganization, while their contract rights remain with State Life. The original affiliation between AUL and State Life began in 1994 when the two companies entered into a Strategic Alliance.


In October 2003, OneAmerica issued $200 million 7 percent senior notes due in 2033. OneAmerica utilized a portion of the proceeds in October 2003 to acquire R.E. Moulton, Inc., a medical stop-loss managing general underwriter for approximately $27 million. The remaining proceeds are intended to be used for general corporate purposes, including possible acquisitions, mergers, combinations or similar arrangements. Refer to Note 11 - Surplus Notes, Notes Payable and Lines of Credit for further detail.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

3.  Acquisitions and Other Significant Transactions, continued

On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,019.6 million at December 31, 2004.


As a result  of the ERC  transaction,  a  deferred  gain of  approximately  $107 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. In 2003, the deferred gain was adjusted by $2.9 million as part of a settlement related to the transaction. The Company recognized approximately $5 million of deferred gain amortization in both 2004 and 2003, which is included in other income.

4.   Investments

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                               December 31, 2004

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                             $ 169.5       $  8.6        $ 0.7      $ 177.4
Corporate securities                                                3,637.6        250.1         13.1      3,874.6
Mortgage-backed securities                                          1,312.5         38.5          6.0      1,345.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 5,119.6      $ 297.2       $ 19.8    $ 5,397.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued


                                                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   180.9       $ 10.2        $ 1.0      $ 190.1
Corporate securities                                                3,427.5        288.6         13.4      3,702.7
Mortgage-backed securities                                          1,262.5         52.4          7.9      1,307.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,870.9      $ 351.2       $ 22.3    $ 5,199.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2004:




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                        Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 50.8          $ 0.6         $ 6.2         $ 0.1        $ 57.0           $ 0.7
Corporate securities                              513.3            7.6         157.0           5.5         670.3            13.1
Mortgage-backed securities                        203.9            2.1         138.2           3.9         342.1             6.0
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 768.0         $ 10.3       $ 301.4         $ 9.5     $ 1,069.4          $ 19.8

---------------------------------------------------------------------------------------------------------------------------------

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2003:




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                        Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 79.6          $ 1.0         $  -          $  -       $ 79.6           $ 1.0
Corporate securities                              511.6           12.8         14.3           0.6        525.9            13.4
Mortgage-backed securities                        278.6            7.9          0.8             -        279.4             7.9
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 869.8         $ 21.7       $ 15.1         $ 0.6       $884.9          $ 22.3
---------------------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government, states, political subdivisions and foreign governments. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

Corporate Securities. As of December 31, 2004, gross unrealized losses on corporate securities totaled $13.1 million comprising 136 issues. Of this amount, there was $7.6 million in the less than 12 months category comprising
105 issuers and $5.5 million in the greater than 12 months category comprising 31 issues. The $13.1 million of gross unrealized losses is comprised of $12.7 million related to investment grade securities and $.4 million related to below investment grade securities. Approximately $.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $5.5 million of gross unrealized losses of 12 months or more were concentrated in the healthcare, airlines and

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued

manufacturing sectors and there were no individual issuers with gross unrealized losses greater than $.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company has concluded that any further adjustments for the other-than-temporary impairments are not warranted at December 31, 2004.

Mortgage Backed Securities. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

Gross Unrealized Loss Positions for Marketable Equity Securities:




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                      -------------------------------------------------------------------------------------
(in millions)                                    Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
Year Ended                                       Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

December 31, 2004                              $  0.8        $  0.1         $  0.1        $  -          $  0.9         $  0.1
December 31, 2003                              $    -        $    -         $    -        $  -          $    -         $    -
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Marketable Equity Securities. As of December 31, 2004, gross unrealized losses on equity securities totaled $.1 million comprising 17 issues. Of this amount, there were $.1 million in less than 12 months category comprising 15 issues and $0 in the greater than 12 months. Based on a review of the above information in conjunction with other factors outlined in the Company's policy surrounding other-than-temporary impairments, the Company has concluded that further adjustments for other-than-temporary impairments is not warranted at December 31, 2004.

The amortized cost and fair value of fixed maturity securities at December 31, 2004, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued


                                                                                                       Available-for-Sale
                                                                                         ------------------------------------------
                                                                                         ------------------------------------------
(in millions)                                                                                   Amortized Cost         Fair Value

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Due in one year or less                                                                               $ 147.8              $ 149.4
Due after one year through five years                                                                 1,184.0              1,246.6
Due after five years through 10 years                                                                 1,718.9              1,820.3
Due after 10 years                                                                                      756.4                835.7

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      3,807.1              4,052.0
Mortgage-backed securities                                                                            1,312.5              1,345.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    $ 5,119.6            $ 5,397.0

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued

 Net investment income consisted of the following:



Years ended December 31                                                                               2004 (in millions)        2003

-----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $ 312.7                   $ 317.6
Equity securities                                                                                      1.0                       0.7
Mortgage loans                                                                                       102.5                     104.8
Real estate                                                                                           15.6                      11.6
Policy loans                                                                                           9.7                      10.6
Other                                                                                                  8.0                      10.9

-----------------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                              449.5                     456.2
Investment expenses                                                                                   22.0                      18.7

-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                              $ 427.5                   $ 437.5


-----------------------------------------------------------------------------------------------------------------------------------

Proceeds from the sales of investments in fixed maturities during 2004 and 2003 were approximately $163.3 million and $364.5 million, respectively. Gross gains of $6.1 million and $15.3 million, and gross losses of $1.0 million and $8.7 million were realized in 2004 and 2003, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($51.5) million and ($16.5) million in 2004 and 2003, respectively.

The Company has reported approximately $2.9 and $3.9 million in realized losses related to a decline in fair value that is deemed to be an other-than-temporary decline below amortized cost of $4.4 and $11.5 million of investments in fixed maturities and mortgages in 2004 and 2003, respectively. The Company does not continue to accrue income on those investments deemed uncollectible.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued


Realized investment gains (losses) consisted of the following:



Years ended December 31                                                                 2004     (in millions)        2003

---------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                              $ 5.1                        $  6.6
Equity securities                                                                        1.3                           0.4
Other securities                                                                         0.2                          (4.7)
Other-than-temporary impairment                                                         (2.9)                         (3.9)

---------------------------------------------------------------------------------------------------------------------------

Realized investment gains (losses)                                                    $  3.7                       $  (1.6)


At December 31, 2004 and 2003, respectively, the net unrealized gain on equity securities was approximately $8.2 million and $5.8 million and has been reflected directly in equity, net of deferred taxes. The net unrealized gain is comprised primarily of unrealized gains and $.1 million of unrealized losses. The change in the unrealized appreciation of equity securities amounted to approximately $2.4 million and $5.7 million in 2004 and 2003, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2004, the largest geographic concentrations of commercial mortgage loans were in California, Florida and Texas, where approximately 24 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments of approximately $81.8 million and $49.0 million at December 31, 2004 and 2003, respectively.

There were three fixed maturity investments that were non-income-producing at December 31, 2004, with a book value of $1.3 million. At December 31, 2003, the Company had four investments that were non-income-producing with a book value of $1.1 million.

5.  Other Comprehensive Income

Accumulated other comprehensive income consisted of the following:



At December 31                                                                     2004 (in millions)         2003

-----------------------------------------------------------------------------------------------------------------------

Unrealized appreciation:
      Fixed maturity securities                                                 $ 277.4                    $ 328.9
      Equity securities                                                             8.2                        5.8
Valuation adjustment                                                              (88.5)                     (99.6)
Deferred taxes                                                                    (69.7)                     (82.6)
                                                                         --------------             --------------
Total unrealized appreciation, net of tax                                         127.4                      152.5
Minimum pension liability, net of tax                                             (10.0)                         -

-----------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                                          $ 117.4                    $ 152.5
---------------------------------------------------------------------------------------------------------------------------------



OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

5. Other Comprehensive Income, continued

The components of comprehensive income, other than net income, are illustrated below:


Years ended December 31                                                                        2004 (in millions)          2003

--------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:
Minimum pension liability adjustment,
    net of tax-2004, $5.4; 2003, ($3.5)                                                     $ (10.0)                     $  6.5
Unrealized appreciation on securities,
    net of tax-2004, $12.9; 2003, $3.3                                                        (21.5)                       (6.2)
Reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2004, $1.9; 2003, $0.5                                                          (3.6)                       (0.9)

--------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                                  $ (35.1)                    $  (0.6)

--------------------------------------------------------------------------------------------------------------------------------


                                       20

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

6.   Deferred Policy Acquisition Costs


The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                                                            2004 (in millions)     2003
-------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                                      $ 472.1                $ 427.0
Capitalization of deferred acquisition costs                                                      100.0                  122.2
Amortization of deferred acquisition costs                                                        (73.9)                 (77.8)
Change in valuation adjustment                                                                     11.1                    0.7
 --------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                            $ 509.3                 $472.1
---------------------------------------------------------------------------------------------------------------------------------




OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

7.   Insurance Liabilities


Insurance liabilities consisted of the following:


                                                                                                         (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Withdrawal        Mortality or
                                                     Assumption        Morbidity            Interest              December 31,
                                                                       Assumption        Rate  Assumption       2004        2003

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts                Company            Company       2.5% to 6.0%          $ 914.5     $ 871.0
                                                        experience         experience
      Universal life-type contracts                       n/a               n/a               n/a                570.6       572.2
      Other individual life contracts                    Company          Company        2.5% to 6.0%            616.8       581.9
                                                        experience        experience
      Accident and health                                 n/a             Company             n/a                501.5       386.3
                                                                          experience
      Annuity products                                    n/a               n/a               n/a              4,023.4     3,910.4
      Group life and health                               n/a               n/a               n/a                497.9       533.7
Other policyholder funds                                  n/a               n/a               n/a                251.8       260.5
Pending policyholder claims                               n/a               n/a               n/a                297.4       327.6

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                            $ 7,673.9    $7,443.6

-----------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies represent approximately 48 percent of the net individual life insurance in force at both December 31, 2004 and 2003. Participating policies represented 96 percent and 97 percent of life premium income for 2004 and 2003, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

During 2004, the Company performed an extensive evaluation of the group long-term disability claim reserves. This evaluation resulted in refinements to the previous assumptions based upon Company and industry experience. These revised assumptions resulted in a $6.1 million reduction to group disability reserves in 2004.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Employees' and Agents' Benefit Plans

The Company has a funded noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contribution for pre-65 retirees will be frozen at the 2005 contribution level. For post-65 retirees, the Company's dollar amount of contribution was capped at the 2000 amount. The dental and life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2004 and 2003. Claims incurred for benefits are funded by Company contributions.

The Company uses a December 31 measurement date for the defined benefit plan and a September 30 measurement date for the other postretirement benefit plans.

Obligations and Funded Status:

                                                      Pension Benefits                 Other Benefits
                                                      2004        2003                 2004       2003
(in millions)
----------------------------------------------------------------------------------------------------------------------------

Employer contributions                               $ 7.1       $ 15.5                $ 1.0     $ 1.0
Employee contributions                                  -            -                   1.1       0.8
Benefit payments                                       1.0          8.3                  1.0       3.4
Funded status (deficit)                              (16.6)       (13.0)               (37.0)    (38.8)
----------------------------------------------------------------------------------------------------------------------------

The Medicare  Prescription Drug,  Improvement and Modernization Act of 2003 (the
Act) was signed into law in 2003. The Act introduces a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to defer accounting for the Act until further analysis is completed as to how to calculate the expected benefit, and until the Company concludes whether the benefits provided by the plan are actuarially equivalent to the Medicare Part D benefit. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.


Amounts recognized in the statement of financial position consists of:

                                                      Pension Benefits                 Other Benefits
                                                      2004        2003                 2004       2003
(in millions)
----------------------------------------------------------------------------------------------------------------------------

Prepaid benefit cost                                $ 14.1       $ 13.2                $  -     $    -
Accrued benefit cost                                 (14.2)          -                 (24.7)     (19.2)
Intangible assets                                       -            -                   5.3         -
Accumulated other comprehensive income                14.2           -                   1.1         -
----------------------------------------------------------------------------------------------------------------------------
Net amount recognized                                 14.1         13.2                (18.3)     (19.2)
----------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.  Employees' and Agents' Benefit Plans, continued


                                                                                               December 31,
Pension Benefits:                                                                        2004                           2003
(in millions)
-----------------------------------------------------------------------------------------------------------------------------

Projected benefit obligation                                                         $  91.8                          $ 75.5
Accumulated benefit obligation                                                          75.3                            59.0
Fair value of plan assets                                                               75.2                            62.5
-----------------------------------------------------------------------------------------------------------------------------


Additonal Information:


(in millions)                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2004                 2003                 2004             2003

-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in minimum liability
 included in other comprehensive income, net of tax            $ 9.3               $ (5.9)               $ 0.7          $ (0.6)

Net periodic benefit cost                                        6.3                  6.0                  6.4             5.6
-------------------------------------------------------------------------------------------------------------------------------


Weighted-average  assumptions used to determine  benefit obligations at December
31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2004                 2003                 2004             2003

-------------------------------------------------------------------------------------------------------------------------------

Discount rate                                                 6.15%                6.50%                5.80%            6.25%
Rate of compensation increase                                 4.00%                4.00%                4.00%            4.00%
-------------------------------------------------------------------------------------------------------------------------------

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2004                 2003                2004             2003

-------------------------------------------------------------------------------------------------------------------------------

 Discount rate                                                6.50%                7.25%                6.25%            7.25%
 Expected long-term return on plan assets                     8.75%                9.00%                    -                -
 Rate of compensation increase                                4.00%                4.00%                4.00%            4.00%

-------------------------------------------------------------------------------------------------------------------------------


The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Employees' and Agents' Benefit Plans, continued




Assumed health care trend rates at December 31:
                                                                                                         2004             2003

-------------------------------------------------------------------------------------------------------------------------------

Health care trend rate assumed for next year                                                           12.50%           12.50%
Rate to which the cost trend rate is assumed to decline                                                 5.00%            5.00%
Year that the rate reaches the ultimate trend rate                                                       2015             2014

-------------------------------------------------------------------------------------------------------------------------------

Plan Assets

The pension plan weighted-average asset allocations at December 31, 2004 and 2003, by asset category, are 75 percent equity securities and 25 percent debt securities.

The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling five-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.



Contributions

The Company expects to contribute $5.6 million to its pension plan and $5.7 million to its other postretirement benefit plans in 2005.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:



                                                           Pension Benefits              Other Benefits
                                                   ---------------------------       ----------------------

(in millions)
-------------------------------------------------------------------------------------------------------------------------------
2005                                                        $   1.0                            $   0.7
2006                                                            1.3                                1.3
2007                                                            1.6                                1.3
2008                                                            2.0                                1.3
2009                                                            2.5                                1.4
Years 2010-2014                                                22.5                                7.7
-------------------------------------------------------------------------------------------------------------------------------

401(k),  Profit Sharing Plans and Deferred Compensation

The Company has multiple defined contribution plans that are 401(k) salary reduction/savings and profit sharing for plans for employees. In general, the profit sharing plan allows for quarterly contributions, covering employees who have completed one full calendar year of service, in amounts based upon the Company's financial results. Company contributions to the plan during 2004 and 2003 were $2.3 million and $2.7 million, respectively.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Employees' and Agents' Benefit Plans, continued

The Company has a defined contribution pension plan and a 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans were $.9 million for both 2004 and 2003.

The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.6 million and $6.7 million for 2004 and 2003, respectively.


9.   Federal Income Taxes

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:



Years ended December 31                                                                  2004     (in millions)         2003

-----------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                              $ 26.1                          $ 27.4
    Tax-exempt income                                                                    (0.3)                           (0.5)
    Dividends received deduction                                                         (5.9)                           (8.6)
    Income tax paid on behalf of separate accounts                                         -                              0.7
    Other                                                                                (1.7)                           (2.3)

-----------------------------------------------------------------------------------------------------------------------------

    Income tax expense                                                                 $ 18.2                          $ 16.7

-----------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax expense (benefit) of $19.8 million and ($15.6) million for the years ended
December 31, 2004 and 2003, respectively, and deferred tax expense (benefit) of ($1.6) million and $32.3 million for the years ended December 31, 2004 and 2003, respectively.

Deferred income tax assets (liabilities) as of December 31                               2004    (in millions)           2003

-------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs                                                    $ (185.2)                        $ (179.7)
Investments                                                                              (4.4)                            (4.9)
Insurance liabilities                                                                   112.4                             97.3
Deferred gain on indemnity reinsurance                                                   24.9                             27.2
Minimum pension liability                                                                 5.4                              -
Unrealized appreciation of securities                                                   (69.7)                           (82.6)
Other                                                                                     3.0                             9.2

-------------------------------------------------------------------------------------------------------------------------------

    Deferred income tax liabilities                                                  $ (113.6)                        $ (133.5)

-------------------------------------------------------------------------------------------------------------------------------


Federal income taxes paid (recovered) were ($.1) million and $7.9 million in 2004 and 2003, respectively. Current tax recoverables were $3.2 million and $22.6 million at December 31, 2004 and 2003, respectively.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

10.  Reinsurance

The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:



Years ended December 31                                                                 2004     (in millions)           2003

------------------------------------------------------------------------------------------------------------------------------

Direct statutory premiums                                                          $ 2,042.8                        $ 1,921.8
Reinsurance premiums assumed                                                           490.0                            602.9
Reinsurance premiums ceded                                                            (620.9)                          (670.6)

------------------------------------------------------------------------------------------------------------------------------

    Net statutory premiums                                                           1,911.9                          1,854.1

------------------------------------------------------------------------------------------------------------------------------

    Reinsurance recoveries                                                           $ 375.3                          $ 327.4

------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Eight reinsurers account for approximately 89 percent of the Company's December 31, 2004, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $133 million at December 31, 2004 compared to $177 million at December 31, 2003. The Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2004 or 2003 related to the September 11th tragedy.

11. Surplus Notes, Notes Payable and Lines of Credit

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2004 and 2003 was $5.8 million in each year.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

11. Surplus Notes, Notes Payable and Lines of Credit, continued

The Company has available a $100 million line of credit facility. This line of credit expires on September 6, 2006 and allows the Company to borrow at an interest rate of one-half (1/2) percent over prime or Eurodollar Rate. No amounts have been drawn as of December 31, 2004. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $33.9 million as of December 31, 2004.

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments began in 2004 and totaled $14.4 million.

Surplus Notes and Senior Notes:




                                                                                        2004 (in millions)          2003

-------------------------------------------------------------------------------------------------------------------------

Senior notes, 7%, due 2033                                                           $ 200.0                     $ 200.0
Surplus notes, 7.75%, due 2026                                                          75.0                        75.0
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                  $ 275.0                     $ 275.0
-------------------------------------------------------------------------------------------------------------------------


12.  Commitments and Contingencies


Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

13.  Statutory Information

AUL, State Life, PML and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

13. Statutory Information, continued

A reconciliation of SAP surplus to GAAP equity at December 31 follows:



At December 31                                                                2004     (in millions)          2003

-------------------------------------------------------------------------------------------------------------------

    SAP surplus                                                            $ 729.9                         $ 718.7
    Deferred policy acquisition costs                                        598.3                           572.3
    Adjustments to policy reserves                                          (140.8)                         (150.8)
    Asset valuation and interest maintenance reserves                         81.0                            76.8
    Unrealized gain on invested assets, net                                  127.4                           152.5
    Surplus notes                                                            (75.0)                          (75.0)
    Deferred gain on indemnity reinsurance                                   (93.3)                          (98.7)
    Deferred income taxes                                                    (70.1)                          (70.1)
    Other, net                                                                24.9                            35.4

-------------------------------------------------------------------------------------------------------------------

    GAAP equity                                                          $ 1,182.3                       $ 1,161.1

-------------------------------------------------------------------------------------------------------------------



A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:



Years ended December 31                                                                2004      (in millions)           2003

------------------------------------------------------------------------------------------------------------------------------

    SAP net income                                                                   $ 30.5                           $  55.8
    Deferred policy acquisition costs                                                  26.1                              44.4
    Adjustments to policy reserves                                                      1.5                             (12.1)
    Deferred income taxes                                                               0.5                             (32.3)
    Other, net                                                                         (2.3)                              5.7

------------------------------------------------------------------------------------------------------------------------------

    GAAP net income                                                                  $ 56.3                            $ 61.5

------------------------------------------------------------------------------------------------------------------------------

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $34.5 million and $30.5 million at December 31, 2004 and 2003, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid a $14 million dividend to OneAmerica in 2004, no such distribution was made in 2003. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $71 million in 2005.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

14.  Fair Value of Financial Instruments

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2004 and 2003, follow:


                                                                             2004                             2003
(in millions)                                              Carrying Amount     Fair Value      Carrying Amount     Fair Value

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities - available-for-sale:                   $ 5,397.0       $ 5,397.0         $ 5,199.8         $ 5,199.8
Equity securities                                                      41.4            41.4              40.7              40.7
Mortgage loans                                                      1,308.7         1,411.7           1,323.2           1,448.5
Policy loans                                                          166.6           166.6             169.1             169.1
Surplus notes and notes payable                                       275.0           295.4             275.0             283.6
Short-term & other invested assets                                     23.2            23.2              18.9              18.9

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

     No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

          There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.
================================================================================





              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)

                               One American Square
                           Indianapolis, Indiana 46282
                       STATEMENT OF ADDITIONAL INFORMATION



                               Dated: May 1, 2005



================================================================================

                            Part C: Other Information

Item 24.  Financial Statements and Exhibits

(a) Financial Statements
    1. Included in Prospectus (Part A):
       Condensed Financial Information (4)

    2. Included in Statement of Additional Information (Part B):
       (a) Financial Statements of OneAmerica Financials Partners, Inc.(4) Report of Independent Auditors
           Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Operations for years ended
            December 31, 2004 and 2003
           Consolidated Statements of Changes in Shareholder's Equity and
             Comprehensive Income as of December 31, 2004, 2003 and 2002 Consolidated Statements of Cash Flows for the years ended
             December 31, 2004 and 2003
           Notes to Consolidated Financial Statements

        (b) Financial Statements of AUL American Individual Variable Annuity Unit Trust(4)
            A Message from the President & CEO of American United Life Insurance
             Company(R)
            Report of Independent Registered Public Accounting Firm
            Statements of Net Assets as of December 31, 2004
            Statements of Operations as of December 31, 2004
            Statements of Changes in Net Assets as of December 31, 2004 and 2003 Notes to Financial Statements


(b)      Exhibits
         1. Resolution of the Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust(1)

         2. Not applicable

         3. Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc.(3)

         4. Individual Variable Annuity Contract Forms
            4.1 Flexible Premium Variable Annuity Contract FPIVA99 as amended by
                Substitute Pages for Flexible Premium Variable Annuity Contract IVA2002(1)
            4.2 Enhanced Death Benefit Rider(1)
            4.3 Guaranteed Minimum Annuitization Benefit Rider(1)
            4.4 Long Term Care Facility & Terminal Illness Benefit Rider(1)
            4.5 Policy Death Benefit Endorsement(1)
            4.6 Extra Credit Premium Rider(1)
            4.7 Withdrawal Charge Reduction Rider(1)
            4.8 Earnings Benefit Rider(1)
            4.9 Enhanced Earnings Benefit Rider(1)

         5. Individual Variable Annuity Enrollment Form(1)

         6. Certificate of Incorporation and By-Laws of the Depositor
            6.1 Articles of Merger between American Central Life Insurance
                Company and United Mutual Life Insurance Company(1)
            6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company(1)
            6.3 Second Amended and Restated Articles of Incorporation of
                American United Life Insurance Company(R)(3)
            6.4 Second Amended and Restated Bylaws of American United Life
                Insurance Company(R)(3)

         7. Not applicable

         8. Form of Participation Agreements:
            8.1 Form of Participation Agreement with Alger American Fund(1)
            8.2 Form of Participation Agreement with American Century Variable
                Portfolios(1)
            8.3 Form of Participation Agreement with Calvert Variable
                Series, Inc.(1)
            8.4 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund(1)
            8.5 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund II(1)
            8.6 Form of Participation Agreement with Janus Aspen Series(1)
            8.7 Form of Participation Agreement with PBHG Funds, Inc.(1)
            8.8 Form of Participation Agreement with Safeco Resource Series
                Trust(1)
            8.9 Form of Participation Agreement with T. Rowe Price Equity
                Series, Inc.(1)
            8.10 Form of Participation Agreement with INVESCO Variable
                 Investment Funds, Inc.(1)
            8.11 Form of  Amendment to the  Participation  Agreement  between
                 American United Life Insurance Company(R) and PBHG Insurance Series Fund(2)
            8.12 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and Neuberger Berman Advisers Management Trust(2)
            8.13 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and AIM Variable Insurance Funds (3)
            8.14 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (3)

            8.15 Form of Participation Agreement between AIM Variable
                 Insurance Funds and American United Life Insurance
                 Company(R)(4)
            8.16 Form of Participation Agreement between Pioneer Funds
                 Distributor, Inc. and American United Life Insurance Company(R)(4)
            8.17 Form of  Amendment to Schedule A of Participation  Agreement
                 between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc.(4)
            8.18 Form of  Addendum to the Account Services Agreement between
                 American United Life Insurance Company(R) and Thornburg Investment Management, Inc.(4)
            8.19 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and the Timothy Plan(4)
            8.20 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and Vanguard Variable Insurance
                 Fund(4)


         9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered(1)

        10. Miscellaneous Consents

            10.1  Consent of Independent Auditors(4)

            10.2  Powers of Attorney(2)

        11. Not applicable

        12. Not applicable


--------------------------------------------------------------------------------
(1) Filed with the Registrant's Registration Statement on September 5, 2002
(2) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on April 30, 2003
(3) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on April 28, 2004

(4) Filed with the Registrant's Post-Effective Amendment No. 3 to the Registration Statement on April 30, 2005

Item 25. Directors and Officers of AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. In 2002, Kentucky Investors, Inc., a Kentucky corporation, purchased 400,000 shares of CNLI's preferred stock. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") Integra, is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

LFS REINSURANCE CO., LTD. ("LFS") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a subsidiary of its parent, Lendmark Financial Services Inc. On June 29, 2004, AUL invested $400,000 and received 1,325 shares of preferred stock in LFS, until then a wholly-owned subsidiary of Lendmark Financial Services Inc. As a result of this transaction, AUL has acquired a 21.72% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $2,500,000 and received 26,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850), was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of February 7, 2005, there are 620 million authorized shares; currently, 602 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2004. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2004, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2004, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company. This entity also acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN UNIT TRUST (File No. 811-5929) and AUL AMERICAN
INDIVIDUAL UNIT TRUST (File No. 811-8536) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.


Item 27. Number of Contractowners


As of March 31, 2005, AUL has issued 12,012 Individual variable annuity contracts associated with the Registrant, 1,018 of which are the No Withdrawal Charge contracts (DirectPoint); 6,750 of which are the SelectPoint contracts; and, 4,244 of which are the StarPoint contracts.


Item 28. Indemnification

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. Principal Underwriters

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Life Unit Trust (File No. 811-08311).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------


          R. Dempsey Adkins                       Director

          Nicholas A. Filing                      Chairman of the Board and President;
                                                   Director

          Constance E. Lund                       Treasurer; Director

          James M. Kellett                        Vice President, Individual Marketing
                                                   Services; Director

          John C. Swhear                          Secretary

          Rachel F. Tomasek                       Vice President, Operations

          Joseph M. Urban                         Chief Compliance Officer and Financial Operations
                                                   Principal

          William F. Yoerger                      Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations

------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.


Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 30th day of April, 2005.


                             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO



* By:   /s/ John C. Swhear
       _____________________________________
       John C. Swhear as attorney-in-fact

Date: April 29, 2005


As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

_______________________________     Director, Chief            April 29, 2005
J. Scott Davison*                   Financial Officer


_______________________________     Director                   April 29, 2005
Constance E. Lund*


_______________________________     Director                   April 29, 2005
Dayton H. Molendorp*


_______________________________     Director                   April 29, 2005
Mark C. Roller*


_______________________________     Director                   April 29, 2005
G. David Sapp*


_______________________________     Director                   April 29, 2005
Thomas M. Zurek*




    /s/ John C. Swhear
___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  April 29, 2005

                                  EXHIBIT LIST


 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------


     8.15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R)

     8.16 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R)

     8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc.

     8.18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company(R) and Thornburg Investment Management, Inc.

     8.19 Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan

     8.20 Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund

    10.1              Consent of Independent Auditors